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                          AMERICAN PERFORMANCE FUNDS

                    The Right Fit For Your Investment Goals

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                                MIDYEAR REPORT

                               February 28, 2003

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GLOSSARY OF TERMS

The growth of $10,000 investment charts represent a hypothetical investment in the indicated share class versus a similar investment in the Fund's benchmark or peer group, and represents the reinvestment of dividends and capital gains.

Gross Domestic Product Growth (GDP) is the measure of the market value of the goods and services produced by labor and property in the United States.

Lipper Intermediate Investment-Grade Debt Funds Average is comprised of managed mutual funds that invest at least 65% of their assets in investment grade debt issues (rated in top four grades) with dollar-weighted average maturities of five to ten years.

Lipper Balanced Funds Average is comprised of managed mutual funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%.

Lipper Intermediate Municipal Debt Funds Average is comprised of managed mutual funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years.

Lipper Large-Cap Growth Funds Average is comprised of managed mutual funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

Lipper Large-Cap Value Funds Average is comprised of managed funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

Lipper Short Intermediate Investment-Grade Debt Funds Average is comprised of managed mutual funds that invest at least 65% of their assets in investment grade debt issues (rated in top four grades) with dollar-weighted average maturities of one to five years.

Lipper Short Investment-Grade Debt Funds Average is comprised of managed mutual funds that invest at least 65% of their assets in investment grade debt issues (rated in top four grades) with dollar-weighted average maturities of less than three years.

Lipper Small-Cap Core Funds Average is comprised of managed mutual funds that by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

Price-to-Book Ratio - The ratio of price-to-book value gives an investor an idea about the relationship between the stock's price and the company's underlying value. Other things being equal, people who invest for value prefer companies with a low ratio of price-to-book value.

Price-to-Earnings Ratio - A valuation ratio of a company's current share price to its per-share earnings. A high P/E means high projected earnings in the future

Investors cannot invest directly in an index, although they can invest in its underlying securities or funds.


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LETTER FROM THE CHAIRMAN AND INVESTMENT ADVISER

Dear Shareholders:

We are pleased to provide you with this semi-annual report for the American Performance Funds. You will find comments from your portfolio manager regarding your fund's investment strategy and performance for the six-month period ended February 28, 2003.

Taming the bear

Even the most seasoned investors get frustrated with extended stock market slumps, such as we have witnessed since 2000. Nevertheless, it is important to maintain perspective even in the face of an ongoing bear market. Down markets are part of the stock market's cyclical nature, and they often give way to extended bull markets that take stocks to new highs.

We believe there are two key strategies for dealing with market downturns. The first is to diversify your portfolio with a mix of stock, bond, and money market mutual funds. Such investments tend to work well together because they respond differently to changing economic and market conditions. For example, when the economy is weak, bonds usually perform well and stocks struggle. Conversely, when the economy is strong, stocks generally perform well and bonds lag.

Throughout the past several quarters, bonds have performed relatively well, and investors have focused on the perceived advantages of certain bonds over stocks, including stability, quality, and regular income. Of course, no one knows when the climate will change and investor sentiment will shift back to stocks, so we believe the best policy may be to remain invested in stocks and bonds. That way, you are likely to have exposure to the asset class currently in favor.

The second strategy involves focusing on long-term performance. As history demonstrates, stock returns can swing dramatically within short periods. Nevertheless, such volatility tends to smooth out as time passes, underscoring the need to develop a diversified, long-term investment strategy. It also reminds us of the need to remain committed to that plan for the long haul.

Volatility in order

We anticipate that investors could face continued volatility in the months to come, as the war in Iraq unfolds, the U.S. economy struggles to gain strength, and corporate earnings improve. We believe such factors call for broad portfolio diversification and a long-term perspective on performance. In time, we believe the financial markets could continue to reward patient, disciplined investors.

Our thanks to you

As always, we appreciate your ongoing confidence in the American Performance Funds. Whatever the financial markets have in store, we will not waver in our attempt to generate attractive, consistent long-term performance to help you reach your investment objectives. If you have any questions about the American Performance Funds, please call us at 1-800-762-7085, or visit us on the Web at www.apfunds.com.

Sincerely,
/s/ Walter B. Grimm
Walter B. Grimm
Chairman
American Performance Funds

/s/ Brian Henderson
Brian Henderson
President, Investment Concepts
Bank of Oklahoma, N.A.

Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that the investor's shares, when redeemed, may be worth more or less than the original cost.
For more complete information on any of the Funds, including fees, expenses and sales charges, please call 1-800-762-7085 for a prospectus. This material is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus, which contains more complete information on any of the Funds, including fees, expenses and sales charges.
The American Performance Funds are distributed by BISYS Fund Services, Limited Partnership.
Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, Bank of Oklahoma, N.A., any of its affiliates or the distributor. Shares are NOT FDIC INSURED, nor are they insured by any other government agency. An investment in the Funds involves investment risk, including possible loss of principal.

AMERICAN PERFORMANCE MONEY MARKET FUNDS

Economic weakness, the war with Iraq and concerns about terrorism characterized the six-month period ended February 28, 2003. This uncertainty combined with ongoing stock market weakness continued to fuel investor interest in perceived "safe haven" investments, such as money market funds, despite the relatively low yields available from these investments. In yet another proactive attempt to jumpstart the U.S. economy, the Federal Reserve cut interest rates 50 basis points (a half percentage point) on November 6, 2002, lowering the federal funds rate to 1.25%.

The American Performance Cash Management Fund

Commercial paper continued to be in relatively short supply during the period. Some companies stopped issuing commercial paper due to the sluggish economy, and others chose to issuer longer-term debt because of the low interest rate environment.

Our strategy was to pursue higher yields from longer-term agency securities and commercial paper, thus extending the Fund's weighted average maturity. Within this framework, we focused on a value-oriented approach, purchasing small, odd lots of securities that brokers were willing to sell at discounted prices.

The American Performance U.S. Treasury Fund

The Fund maintained its AAA-rating--the highest available--from Standard & Poor's and Moody's Investors Service./1/

We continued to invest primarily in high-quality overnight repurchase agreements, which afforded the Fund's shareholders continued liquidity. Unfortunately, though, as short-term interest rates continued to fall during the period, yields on overnight securities felt the brunt of the decline.

We plan to continue focusing on repurchase agreements, which will give us the flexibility to extend the Fund's weighted average maturity and increase the portfolio's yield as attractive opportunities arise.

The American Performance Institutional Cash Management Fund

The supply of commercial paper remained relatively low during the period. The sluggish economy caused some companies to suspend their issuance of commercial paper, while other companies opted to issuer longer-term debt to take advantage of the attractive interest rate environment.

Our strategy was to attempt to extend the Fund's weighted average maturity by purchasing longer-term agency securities and commercial paper. Within this framework, we focused on a value-oriented approach, buying small, odd lots of securities that brokers were willing to sell at discounted prices.

The American Performance Institutional U.S. Treasury Fund

We invested a portion of the portfolio's assets in high-quality overnight repurchase agreements, which offered key liquidity and quality characteristics for our investors. This conservative posture kept the Fund's average maturity relatively short throughout the period.

We plan to continue focusing on repurchase agreements, which will give us the flexibility to extend the Fund's weighted average maturity and increase the portfolio's yield as attractive opportunities arise.


Past performance is not predictive of future results.
/1/ The American Performance U.S. Treasury Fund is AAA rated by Standard & Poor's and Moody's Investor Service. This rating is historical and is based upon the Fund's credit quality, market exposure and management.
/2/ The composition of the Fund's portfolio is subject to change.
An investment in the money market funds is not insured or guaranteed by the FDIC or any other government agency. Although the money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

THE AMERICAN PERFORMANCE INTERMEDIATE TAX-FREE BOND FUND

For the six-month period ended February 28, 2003, the American Performance Intermediate Tax-Free Bond Fund posted a total return of 2.55% (without sales charge). This compares to the total return of 2.80% for the Fund's peer group, the Lipper Intermediate Municipal Debt Funds Average./1/ The Fund's benchmark, the Lehman Municipal Bond Index, produced a total return of 3.36%./1/

High-quality municipal bonds benefited from the general "flight to quality" that continued to characterize the financial markets. Declining interest rates and a dismal stock market helped fuel ongoing investor interest in the bond markets. Municipal-bond issuance remained high, due to the low interest rate environment. However, problems started to emerge for the municipal market, as state and local governments faced severe cash shortages and budget issues.

Given the uncertainty surrounding many states' fiscal positions, we focused on high-quality municipal bonds with insurance protection. This strategy helped us avoid the fallout from owning securities issued by "fiscally-challenged" states. We also slightly lowered the Fund's average maturity during the six-month period, in an effort to find the most attractive spot on the five- to 12-year range of the municipal yield curve.

The average credit quality of the underlying securities in which the Fund invests remained high, ending the quarter at AAA (as rated by Standard & Poor's). Securities rated AAA comprised 76.6% of the Fund's portfolio as of February 28, 2003, while those rated AA comprised 15.7% and those rated A comprised 1.4%./2/

After years of enjoying budget surpluses, many state and local governments now are facing fiscal crises, due to declining revenues sparked by the sluggish U.S. economy. Although the interest rate climate remains favorable for bond issuers, cash flows into government coffers have been slowing. As such, many municipal bond issuers may have to implement tax increases to pay off their debts, and others may face deteriorating credit ratings. An improving economy could help the tax-revenue crunch facing many states, but it may take a while before this translates into improved municipal credit quality.

 AVERAGE ANNUAL TOTAL RETURN

                           2/28/03     Load* No-Load
                           -------------------------
                           Six-month** 0.01%   2.55%
                           -------------------------
                           1 Year      3.32%   5.98%
                           -------------------------
                           5 Year      4.48%   5.01%
                           -------------------------
                           10 Year     5.07%   5.33%

                                     [CHART]

VALUE OF A $10,000 INVESTMENT/1/

              Intermediate            Intermediate
             Tax-Free Bond           Tax-Free Bond         Lehman Brothers
              Fund (Load)*           Fund (No-Load)      Municipal Bond Index
             ---------------         --------------     ----------------------
2/28/93          $ 9,752               $10,000                $10,000
                   9,669                 9,915                  9,894
                   9,947                10,200                 10,218
                  10,302                10,565                 10,563
  12/93           10,434                10,700                 10,711
                  10,037                10,292                 10,123
                  10,138                10,396                 10,235
                  10,199                10,459                 10,305
  12/94           10,067                10,323                 10,157
                  10,663                10,934                 10,875
                  10,912                11,190                 11,138
                  11,163                11,447                 11,458
  12/95           11,449                11,740                 11,931
                  11,386                11,675                 11,787
                  11,442                11,733                 11,877
                  11,641                11,938                 12,151
  12/96           11,875                12,177                 12,461
                  11,864                12,166                 12,432
                  12,175                12,484                 12,860
                  12,452                12,769                 13,248
  12/97           12,738                13,062                 13,607
                  12,843                13,170                 13,764
                  12,997                13,328                 13,973
                  13,368                13,708                 14,403
  12/98           13,434                13,776                 14,489
                  13,504                13,847                 14,617
                  13,250                13,587                 14,359
                  13,236                13,573                 14,301
  12/99           13,184                13,519                 14,190
                  13,506                13,850                 14,605
                  13,661                14,009                 14,827
                  13,947                14,302                 15,185
  12/00           14,474                14,843                 15,849
                  14,753                15,128                 16,202
                  14,859                15,237                 16,308
                  15,189                15,576                 16,765
  12/01           15,110                15,495                 16,654
                  15,216                15,603                 16,811
                  15,679                16,078                 17,427
                  16,290                16,705                 18,254
  12/02           16,284                16,699                 18,253
2/28/03           16,398                16,816                 18,462

*  Reflects 2.50% maximum sales charge.
** Aggregate return.


Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that the investor's shares, when redeemed, may be worth more or less than the original cost.

/1/ See Glossary of Terms for additional information.
/2 /The composition of the Fund's portfolio is subject to change.
Certain fees of the Fund are currently being voluntarily waived, resulting in higher returns than would occur if full fees were charged.

The performance of the American Performance Intermediate Tax-Free Bond Fund is measured against the Lehman Brothers Municipal Bond Index, an unmanaged index that is considered to be representative of the performance of the municipal bond market as a whole. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The Fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

THE AMERICAN PERFORMANCE SHORT-TERM INCOME FUND

For the six-month period ended February 28, 2003, the American Performance Short-Term Income Fund posted a total return of 2.98% (without sales charge). This compares to the total return of 2.48% for the Fund's peer group, the Lipper Short Investment-Grade Debt Funds Average./1/ The Fund's benchmark, the Merrill Lynch 1-5 Year Government/Corporate Index, showed a total return of 3.59%./1/

Interest rates continued to decline during the period, with the greatest movement occurring at the short end of the yield curve. On November 6, 2002, the federal funds rate was 1.25%, the lowest level in decades.

In addition to record-low interest rates, geopolitical tensions, economic weakness, and a struggling stock market continued to boost the appeal of the bond market. Yet the ongoing demand for fixed income investments started to take a toll on certain bonds. For example, as investors became more comfortable with the bond market, they started searching for higher yields. That quest led to an increased interest in corporate bonds, causing prices on certain issues to become increasingly expensive.

Low interest rates also led to a surge in mortgage refinancings. Home equity was a key source of consumer spending during the period, and absent any significant business spending, consumer spending continued to help keep the struggling U.S. economy in positive-growth territory.

We continued to focus on high-grade mortgages during the period. Although refinancing activity was strong, mortgage-backed bonds remained attractive relative to other bond market sectors. In addition, in the fall of 2002 we increased the Fund's exposure to high-quality corporate bonds, due to their attractive valuations. After struggling earlier in 2002, corporate bonds rebounded strongly following the Federal Reserve's November rate cut. However, as corporate bonds rapidly moved up in price, we reduced the Fund's exposure, due to our concerns that the sector was becoming overvalued.

We anticipated that the bond market rally was nearing its peak, so we reduced somewhat the Fund's average maturity and duration (a measure of interest rate risk). The Fund ended the six-month period with an average maturity of 2.4 years and duration of 1.5 years. The average credit quality of the Fund's underlying securities remained high, ending the year at AA1 (as rated by Standard & Poor's)./2/




 AVERAGE ANNUAL TOTAL RETURN

                         2/28/03         Load* No-Load
                         -----------------------------
                         Six-months**    0.93%   2.98%
                         -----------------------------
                         1 Year          3.74%   5.86%
                         -----------------------------
                         5 Year          6.21%   6.63%
                         -----------------------------
                         Since Inception 6.30%   6.55%
                         (10/19/94)

                                    [CHART]

VALUE OF A $10,000 INVESTMENT/1/


                                                        Merrill Lynch
          Short-Term Income     Short-Term Income     1-5-Yr. Government
            Fund (No-Load)         Fund (Load)*        Corporate Index
          -----------------     -----------------    -------------------
10/19/94      $10,000               $ 9,804                $10,000
12/94           9,982                 9,786                  9,973
               10,175                 9,975                 10,360
               10,401                10,197                 10,777
               10,543                10,337                 10,941
12/95          10,830                10,618                 11,266
               10,826                10,613                 11,256
               10,901                10,687                 11,349
               11,078                10,861                 11,542
12/96          11,301                11,079                 11,786
               11,349                11,126                 11,831
               11,657                11,428                 12,126
               11,948                11,714                 12,401
12/97          12,185                11,946                 12,630
               12,400                12,157                 12,825
               12,628                12,381                 13,039
               12,922                12,669                 13,525
12/98          13,082                12,826                 13,600
               13,247                12,987                 13,656
               13,265                13,004                 13,687
               13,449                13,185                 13,841
12/99          13,545                13,280                 13,898
               13,747                13,478                 14,075
               14,000                13,725                 14,312
               14,341                14,059                 14,679
12/00          14,758                14,468                 15,132
               15,133                14,837                 15,612
               15,316                15,016                 15,773
               15,743                15,434                 16,431
12/01          15,877                15,565                 16,490
               15,934                15,621                 16,473
               16,347                16,027                 16,975
8/31/02        16,509                16,186                 17,338
   9/02        16,598                16,272                 18,188
  12/03        16,871                16,541                 18,433
2/28/03        17,001                16,668                 18,649

*  Reflects 2.00% maximum sales charge.
** Aggregate total return.

Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that the investor's shares, when redeemed, may be worth more or less than the original cost.
/1/ See Glossary of Terms for additional information.
/2 /The composition of the Fund's portfolio is subject to change.
Certain fees of the Fund are currently being voluntarily waived, resulting in higher returns than would occur if full fees were charged.
The performance of the American Performance Short-Term Income Fund is measured against the Merrill Lynch 1-5-Year U.S. Government/Corporate Index, an unmanaged index considered to be representative of the performance of investment-grade bonds with maturities of less than five years. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

THE AMERICAN PERFORMANCE INTERMEDIATE BOND FUND

For the six-month period ended February 28, 2003, the American Performance Intermediate Bond Fund posted a total return of 4.04% (without sales charge). This compares to the total return of 3.63% for the Fund's peer group, the Lipper Short-Intermediate Investment-Grade Debt Funds Average./1/ The Fund's benchmark, the Lehman Intermediate Government/Credit Index, produced a total return of 4.97%./1/

Overall, the bond market continued to generate solid performance during the six-month period. Geopolitical tensions, economic weakness, record-low interest rates, and a struggling stock market kept investors focused on the perceived safety and stability associated with fixed income investments. Yet the ongoing demand for fixed income investments started taking a toll on the bond market. For example, as investors became more accustomed to investing in bonds, they started searching for higher yields. The quest for higher yields led to growing interest in corporate bonds. In turn, this demand caused the corporate bond sector to become relatively expensive by the end of the period.

With interest rates hitting record lows, mortgage refinancings continued to soar during the six-month period. Home equity was a key source of consumer spending, and absent any significant business spending, consumers continued to keep the struggling U.S. economy in positive-growth territory.

Approximately half way through the six-month period, we increased the Fund's exposure to high-quality corporate bonds, due to their attractive valuations. After struggling throughout most of 2002, corporate bonds rebounded strongly after the Federal Reserve cut interest rates in November 2002. Nevertheless, as corporate bonds rapidly moved up in price, we reduced the Fund's exposure to corporate securities, due to our concerns that the sector was becoming overvalued.

We also maintained significant exposure to high-quality mortgage-backed securities. Although mortgage-refinancing activity was strong, mortgage-backed bonds remained attractive relative to other bond market sectors.

With the bond market potentially nearing its peak, we reduced somewhat the Fund's average maturity and duration (a measure of interest rate risk) during the period. The Fund ended the six-month period with an average maturity of 3.7 years and duration of 2.7 years. Overall, the average credit quality of the Fund's underlying securities remained high, ending the year with an AA1 rating (as rated by Standard & Poor's)./2/

 AVERAGE ANNUAL TOTAL RETURN

                           2/28/03      Load* No-Load
                           --------------------------
                           Six-months** 1.45%   4.04%
                           --------------------------
                           1 Year       4.40%   7.08%
                           --------------------------
                           5 Year       5.94%   6.49%
                           --------------------------
                           10 Year      5.57%   5.83%

                                    [CHART]

VALUE OF A $10,000 INVESTMENT/1/

                                                      Lehman Brothers
                                                       Intermediate
          Intermediate Bond    Intermediate Bond     Government/Credit
            Fund (Load)*         Fund (No-Load)          Bond Index
          -----------------    -----------------    -------------------
 2/28/93      $ 9,750               $10,000                $10,000
                9,781                10,031                 10,040
                9,979                10,235                 10,251
               10,199                10,461                 10,482
   12/93       10,202                10,464                 10,500
                9,989                10,245                 10,287
                9,911                10,165                 10,223
                9,965                10,220                 10,306
   12/94        9,947                10,202                 10,295
               10,246                10,509                 10,746
               10,630                10,903                 11,282
               10,804                11,080                 11,468
   12/95       11,166                11,452                 11,871
               10,989                11,271                 11,772
               11,050                11,334                 11,846
               11,250                11,539                 12,056
   12/96       11,493                11,788                 12,352
               11,502                11,796                 12,338
               11,848                12,151                 12,702
               12,178                12,490                 13,045
   12/97       12,418                12,736                 13,324
               12,601                12,923                 13,531
               12,835                13,164                 13,786
               13,247                13,586                 14,404
   12/98       13,261                13,601                 14,445
               13,338                13,679                 14,419
               13,323                13,664                 14,362
               13,442                13,787                 14,494
   12/99       13,470                13,815                 14,501
               13,675                14,026                 14,718
               13,899                14,255                 14,966
               14,250                14,615                 15,397
   12/00       14,706                15,082                 15,966
               15,093                15,480                 16,508
               15,281                15,672                 16,619
               15,750                16,154                 17,384
   12/01       15,870                16,276                 17,400
               15,861                16,268                 17,361
               16,291                16,709                 17,977
               16,653                17,080                 18,791
   12/02       16,984                17,419                 19,108
 2/28/03       17,187                17,628                 19,376

*  Reflects 2.50% maximum sales charge.
** Aggregate return.


Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that the investor's shares, when redeemed, may be worth more or less than the original cost.
/1/ See Glossary of Terms for additional information.
/2 /The composition of the Fund's portfolio is subject to change.
Certain fees of the Fund are currently being voluntarily waived, resulting in higher returns than would occur if full fees were charged.
The performance of the American Performance Intermediate Bond Fund is measured against the Lehman Brothers Intermediate Government/Credit Bond Index, an unmanaged index considered to be representative of the performance of government and corporate bonds with maturities of less than 10 years. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

THE AMERICAN PERFORMANCE BOND FUND


For the six-month period ended February 28, 2003, the American Performance Bond Fund posted a total return of 4.77% (without sales charge). This compares to the total return of 4.63% for the Fund's peer group, the Lipper Intermediate Investment Grade Debt Funds Average./1/ The Fund's benchmark, the Citigroup Broad (Investment-Grade) Bond Index, produced a total return of 4.76%./1/

Geopolitical tensions, economic weakness, record-low interest rates, and a struggling stock market continued to boost the appeal of the bond market. Yet the ongoing demand for fixed income investments started taking a toll on the bond market. For example, as investors have become more comfortable with bonds, they have started searching for higher yields. That desire has led to an increased interest in corporate bonds, which have become expensive due to growing demand.

As interest rates remained in a downward trend, consumers took advantage of attractive mortgage interest rates by refinancing their home loans. Home equity was a key source of consumer spending during the period, and absent any significant business spending, consumer spending continued to help keep the struggling U.S. economy in positive-growth territory.

A key strategy for the Fund during the period was to attempt to maintain a quality-conscious portfolio of high-grade mortgages. Although refinancing activity was fierce, mortgage-backed bonds remained attractive relative to other bond market sectors. Approximately half way through the period, we increased the Fund's exposure to high-quality corporate bonds, due to their attractive valuations. After struggling throughout most of 2002, corporate bonds rebounded strongly following the Federal Reserve's November rate cut. But as corporate bonds rapidly moved up in price, we reduced the Fund's exposure, due to our concerns that the sector was becoming overvalued.

As it appeared the bond market was nearing its peak, we reduced somewhat the Fund's average maturity and duration (a measure of interest rate risk). The Fund ended the six-month period with an average maturity of 7.7 years and duration of 4.7 years. Overall, the average credit quality of the Fund's underlying securities remained high, ending the year with an AA1 rating (as rated by Standard & Poor's)./2/



 AVERAGE ANNUAL TOTAL RETURN

                          2/28/03       Load* No-Load
                          Six-months** 1.58%    4.77%
                          ---------------------------
                          1 Year       5.99%    9.26%
                          ---------------------------
                          5 Year       6.60%    7.26%
                          ---------------------------
                          10 Year      6.35%    6.67%

                                    [CHART]

VALUE OF A $10,000 INVESTMENT/1/

                                                       Citigroup
                 Bond Fund          Bond Fund    Broad (Investment Grade)
                  (Load)*           (No-Load)          Bond Index
                 ---------          ---------    ------------------------
 2/28/93         $ 9,704            $10,000            $10,000
                   9,720             10,017             10,039
                   9,948             10,252             10,317
                  10,311             10,626             10,589
12/31/93          10,265             10,579             10,591
                   9,965             10,270             10,294
                   9,877             10,178             10,195
                   9,891             10,193             10,250
12/31/94           9,888             10,191             10,290
                  10,229             10,541             10,811
                  10,781             11,110             11,474
                  10,973             11,308             11,692
12/31/95          11,483             11,834             12,199
                  11,169             11,510             11,986
                  11,185             11,527             12,045
                  11,374             11,722             12,270
12/31/96          11,677             12,034             12,640
                  11,591             11,946             12,575
                  12,042             12,410             13,028
                  12,496             12,878             13,461
12/31/97          12,850             13,243             13,859
                  13,071             13,470             14,082
                  13,420             13,830             14,408
                  13,887             14,311             15,005
12/31/98          13,906             14,331             15,066
                  13,894             14,318             14,997
                  13,763             14,183             14,858
                  13,841             14,264             14,965
12/31/99          13,799             14,221             14,941
                  14,096             14,527             15,268
                  14,292             14,728             15,527
                  14,694             15,143             16,001
12/31/00          15,308             15,776             16,673
                  15,760             16,241             17,187
                  15,888             16,374             17,276
                  16,513             17,017             18,090
12/31/01          16,679             17,189             18,093
                  16,606             17,113             18,106
                  17,190             17,715             18,743
                  17,889             18,436             19,605
12/31/02          18,247             18,805             19,919
 2/28/03          18,502             19,067             20,217

*  Reflects 3.00% maximum sales charge.
** Aggregate return.

Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that the investor's shares, when redeemed, may be worth more or less than the original cost.
/1/ See Glossary of Terms for additional information.
/2 /The composition of the Fund's portfolio is subject to change.
Certain fees of the Fund are currently being voluntarily waived, resulting in higher returns than would occur if full fees were charged.
The performance of the American Performance Bond Fund is measured against the Citigroup Broad (Investment Grade) Bond Index (formerly known as the Salomon Brothers Broad (Investment Grade) Bond Index, an unmanaged index considered to be representative of the performance of investment-grade corporate and U.S. Government bonds in general. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

THE AMERICAN PERFORMANCE BALANCED FUND

For the six-month period ended February 28, 2003, the American Performance Balanced Fund posted a total return of -3.93% (without sales charge). This compares to the total return of -3.49% for the Fund's peer group, the Lipper Balanced Funds Average./1/ The Fund's benchmarks, the S&P 500 Index and the Citigroup Broad (Investment-Grade) Bond Index, showed total returns of -7.29% and 4.76%, respectively./1/

Overall, for the past few months' stocks continued to struggle, primarily due to rampant uncertainty in the market. Tensions and the threat of war with Iraq, along with heightened concerns regarding North Korea, dominated all other events and created an aura of nervousness and insecurity. Although economic growth remained slightly positive, there was no forward momentum pushing the economy higher.

Nevertheless, disappointing results in the stock market helped generate positive performance in the bond market. The low-interest-rate, slow-growth economic backdrop was favorable for most bonds. In addition, the general aura of uncertainty regarding the geopolitical situation prompted many equity investors to seek shelter in the bond market.

We continued to overweight stocks, which comprised approximately 60% of the Fund during the period. Although this strategy has suffered during the short term, we believe that maintaining this posture is a prudent long-term strategy that could generate attractive results over time./2/

Within the stock portfolio, we continued to set the Fund apart from many of its peers by investing in a wide assortment of securities, including growth and value stocks and large-, mid- and small-cap stocks. Early in the period, we reduced slightly the portfolio's exposure to small- cap stocks in favor of large-cap stocks. We believed the valuation disparity between small- and large-cap stocks was closing, so we decided to reduce the Fund's exposure to small-cap stocks. Within the large-cap component of the stock portfolio, we slightly favored growth issues in an attempt to set up the portfolio for a bounce back when the economy rebounds.

Mortgage-backed securities once again comprised the majority of the bond portfolio, due to their quality and yield advantages. We also believed that valuations on high-quality corporate bonds were particularly attractive, and we increased the portfolio's weighting toward this sector. This strategy reaped rewards, because corporate bonds generated attractive results throughout the period.



 AVERAGE ANNUAL TOTAL RETURN

                        2/28/03           Load* No-Load
                        -------------------------------
                        Six-months**     -8.75%  -3.93%
                        -------------------------------
                        1 Year          -15.66% -11.23%
                        -------------------------------
                        5 Year           -0.85%   0.18%
                        -------------------------------
                        Since Inception   5.94%   6.65%
                        (6/1/95)

                                    [CHART]

VALUE OF A $10,000 INVESTMENT/1/

                                                         Citigroup
         Balanced Fund  Balanced Fund    S&P 500    Broad (Investment  Lipper Balanced
           (No-Load)        (Load)*    Stock Index  Grade) Bond Index   Funds Average
         -------------  -------------  -----------  -----------------  ---------------
6/1/95     $10,000         $ 9,497       $10,000          $10,000          $10,000
            10,230           9,715        10,232           10,070           10,185
            11,000          10,446        11,044           10,261           10,750
12/95       11,239          10,673        11,709           10,706           11,227
            11,721          11,131        12,337           10,519           11,507
            12,063          11,456        12,890           10,571           11,777
            12,333          11,713        13,289           10,769           12,099
12/96       13,079          12,421        14,395           11,094           12,760
            13,004          12,349        14,782           11,037           12,772
            14,695          13,956        17,360           11,434           14,142
            15,587          14,803        18,661           11,814           15,121
12/97       15,625          14,839        19,196           12,163           15,367
            16,727          15,885        21,872           12,359           16,576
            17,261          16,392        22,598           12,645           16,771
            16,329          15,507        20,356           13,169           15,749
12/98       18,338          17,415        24,686           13,223           17,666
            18,540          17,607        25,916           13,162           17,932
            18,974          18,019        27,739           13,040           18,714
            18,244          17,326        26,011           13,134           17,874
12/99       20,035          19,027        29,879           13,113           19,270
            20,475          19,444        30,563           13,400           19,843
            20,202          19,185        29,751           13,627           19,569
            20,138          19,124        29,463           14,043           19,944
12/00       19,373          18,398        27,159           14,633           19,483
            18,169          17,254        23,941           15,084           18,323
            19,098          18,137        25,341           15,162           18,991
            17,463          16,584        21,623           15,877           17,360
12/01       18,824          17,876        23,934           15,880           18,592
            18,990          18,034        24,000           15,890           18,598
            17,736          16,843        20,786           16,450           17,228
8/31/02     17,132          16,269        19,292           16,937           16,550
   9/02     16,209          15,393        14,502           17,206           15,593
  12/02     16,797          15,952        15,724           17,482           16,327
2/28/03     16,459          15,631        15,262           17,870           16,067

*  Reflects 5.00% maximum sales charge.
** Aggregate return.


Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that the investor's shares, when redeemed, may be worth more or less than the original cost.
/1 /See Glossary of Terms for additional information.
/2/ The composition of the Fund's portfolio is subject to change.
Certain fees of the Fund are currently being voluntarily waived, resulting in higher returns than would occur if full fees were charged.
Small-capitalization funds typically carry additional risks, since smaller companies generally have a higher risk of failure and, by definition, are not as well established as "blue-chip" companies. Historically, stocks of smaller companies have experienced a greater degree of market volatility than stocks on average.
The performance of the American Performance Balanced Fund is measured against the S&P 500 Stock Index, an unmanaged index considered to be representative of the performance of the U.S. stock market as a whole, and the Citigroup Broad (Investment Grade) Bond Index (formerly known as the Salomon Brothers Broad (Investment-Grade) Index), which is widely used to represent the performance of investment-grade corporate and U.S. Government bonds. The indices do not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

THE AMERICAN PERFORMANCE EQUITY FUND


The American Performance Equity Fund posted a total return of -9.34% (without sales charge) for the six-month period ended February 28, 2003. This compares to the total return of -9.06% for the Fund's peer group, the Lipper Large Cap Value Funds Average./1/ The Fund's benchmark index, the S&P 500/BARRA Value Index, showed a total return of -7.90% for the period./1/

Over the past few months, negative investor psychology continued to weigh heavily on the stock market, as the threat of war with Iraq and heightened concerns regarding North Korea's ability to wage nuclear war dominated all other events and created an aura of uncertainty. The geopolitical situation left consumers and businesses with little incentive to spend, and it pushed oil prices higher. These factors helped perpetuate a sluggish economy, which in turn contributed to poor earnings and continued weakness in the stock market. Investors remained in a "wait and see" mode, as they parked their assets in money market funds and other investments perceived as "safe."

Despite the nervousness and uncertainties facing stock investors, we stayed the course and maintained our long-standing strategies. We used our quantitative management process to attempt to identify high quality, large-capitalization stocks with favorable valuations and promising growth characteristics. To uncover such companies, our analysis takes into account several factors, including a stock's relative price strength, relative value, earnings momentum, earnings estimate revisions, assets to price, book to price, cash flow to price, and yield. We also evaluate 67 risk characteristics in an effort to limit portfolio volatility. We believe that when investors return to the stock market, they will have a bias toward the large, liquid, and high-quality stocks included in this portfolio.

We maintained a slight overweight in the energy sector, which was a positive influence on performance, primarily due to rising oil prices in anticipation of war with Iraq. We also slightly overweighted drug companies, because we believe health care profitability is not contingent on world political and economic events.

The Fund ended the year with 61 stocks. The top five holdings, in terms of portfolio representation, were Bank of America, at 5.8% of the portfolio; Exxon Mobil, 5.5%; Citigroup, 5.0%; American International Group, 4.6%; and Viacom, 3.0%./2/

 AVERAGE ANNUAL TOTAL RETURN

                          2/28/03        Load* No-Load
                          ----------------------------
                          Six months** -13.84%  -9.34%
                          ----------------------------
                          1 Year       -29.86% -26.18%
                          ----------------------------
                          5 Year        -7.48%  -6.53%
                          ----------------------------
                          10 Year        5.54%   6.08%

                                    [CHART]

VALUE OF A $10,000 INVESTMENT/1/

           Equity Fund    Equity Fund       S&P 500        S&P 500/BARRA
              (Load)*      (No-Load)      Stock Index       Value Index
           -----------    -----------     -----------      -------------
2/28/93     $ 9,497       $10,000           $10,000          $10,000
              9,772        10,289            10,215           10,276
              9,765        10,282            10,268           10,564
             10,088        10,622            10,530           11,110
  12/93      10,351        10,899            10,774           11,156
              9,897        10,421            10,363           10,791
              9,832        10,352            10,405           10,891
             10,272        10,816            10,917           11,170
  12/94      10,226        10,767            10,915           11,085
             11,026        11,610            11,977           12,153
             12,066        12,705            13,114           13,211
             13,154        13,851            14,156           14,263
  12/95      13,832        14,564            15,000           15,185
             14,711        15,490            15,815           16,156
             15,297        16,107            16,529           16,486
             15,835        16,674            17,035           16,921
  12/96      17,415        18,337            18,461           18,525
             17,568        18,498            18,944           18,852
             20,580        21,670            22,258           21,580
             22,152        23,324            23,932           23,557
  12/97      22,426        23,613            24,620           24,079
             25,220        26,555            28,056           26,861
             25,706        27,067            28,982           27,000
             22,417        23,604            26,099           23,513
  12/98      26,649        28,060            31,657           27,612
             26,898        28,322            33,234           28,399
             28,210        29,703            35,577           31,466
             26,173        27,558            33,356           28,563
  12/99      29,964        31,551            38,319           31,125
             30,296        31,899            39,198           31,198
             29,678        31,249            38,156           29,858
             29,807        31,385            37,787           32,491
  12/00      27,998        29,480            34,830           33,021
             26,025        27,403            30,701           30,866
             27,260        28,703            32,498           32,226
             22,649        23,848            27,728           27,004
  12/01      24,174        25,453            30,691           29,154
             24,378        25,669            30,775           29,540
             21,144        22,263            26,652           26,396
             17,017        17,918            22,048           20,996
  12/02      17,988        18,940            23,907           23,074
2/28/03      17,139        18,047            22,931           21,831

*  Reflects 5.00% maximum sales charge.
** Aggregate Return.


Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that the investor's shares, when redeemed, may be worth more or less than the original cost.
/1/ See Glossary of Terms for additional information.
/2/ The composition of the Fund's portfolio is subject to change.
Certain fees of the Fund are currently being voluntarily waived, resulting in higher returns than would occur if full fees were charged.
The performance of the American Performance Equity Fund is measured against the S&P 500 Stock Index and the S&P 500/BARRA Value Index, which are unmanaged indices. The S&P 500 Stock Index consist of 500 stocks chosen for market size, liquidity and industry group representation. The S&P 500/BARRA Value Index contains firms with lower price-to-book ratios. These indices do not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

THE AMERICAN PERFORMANCE GROWTH EQUITY FUND


The American Performance Growth Equity Fund posted a total return of -9.66% (without sales charge) for the six-month period ended February 28, 2003. This compares to the total return of -7.60% for the Fund's peer group, the Lipper Large-Cap Growth Funds Average./1/ The Fund's benchmark index, the S&P
500/BARRA Growth Index, produced a total return of -6.67% for the six months./1/

Over the past few months, negative investor psychology continued to weigh heavily on the stock market, as tensions with Iraq and the threat of war along with heightened concerns regarding the North Korean nuclear weapons program dominated all other events and created an aura of uncertainty. Although economic growth remained positive, there was no forward momentum pushing the economy higher. The geopolitical situation left consumers and businesses with little incentive to spend, and it pushed oil prices higher. These factors helped perpetuate a sluggish economy, which in turn contributed to continued weakness in the stock market.

Despite the short-term uncertainties facing stock investors, we stayed the course and maintained our long-standing strategies. As usual, we attempted to identify large-capitalization stocks with above-average growth potential by employing a quantitative investment approach. To do this, we rank individual stocks according to their relative price strength, relative value, earnings momentum; earnings estimate revisions, return on equity, past growth, earnings and sales per share and future earnings growth. We also analyze dozens of different risk factors to help limit overall portfolio risk. The result is a portfolio that replicates the risk characteristics and industry weightings of the broad-based large-cap growth market.

The Fund ended the year with 50 stocks. The top five holdings, in terms of portfolio representation, were Microsoft, 6.3%; General Electric, 5.7%; Wal-Mart Stores, 5.1%; Pfizer, 4.5%; and Johnson and Johnson, 3.8%./2/

 AVERAGE ANNUAL TOTAL RETURN

                        2/28/03           Load* No-Load
                        -------------------------------
                        Six Months**    -14.21%  -9.66%
                        -------------------------------
                        1 Year          -28.40% -24.66%
                        -------------------------------
                        5 Year           -5.52%  -4.55%
                        -------------------------------
                        Since Inception  -0.69%   0.38%
                        (11/3/97)

                                    [CHART]

VALUE OF A $10,000 INVESTMENT \1\

           Growth Equity     Growth Equity      S&P 500       S&P 500/BARRA
           Fund (No-Load)     Fund (Load)*    Stock Index      Growth Index
           --------------    -------------    -----------     -------------
11/3/97       $10,000           $ 9,500          $10,000         $10,000
  12/97        10,000             9,500           10,642          10,612
               10,000             9,500           12,126          11,838
               12,992            12,342           12,528          11,899
               12,010            11,409           11,285          10,362
  12/98        14,838            14,096           13,686          12,169
               15,566            14,788           14,367          12,516
               16,188            15,378           15,378          13,867
               15,535            14,758           14,420          12,588
  12/99        18,950            18,002           16,564          13,717
               19,461            18,488           16,944          13,749
               19,031            18,080           16,493          13,159
               17,400            16,530           16,334          14,319
  12/00        14,446            13,723           15,057          14,552
               12,103            11,498           13,273          13,602
               12,944            12,297           14,049          14,201
               11,203            10,643           11,988          11,900
  12/01        12,598            11,968           13,268          12,848
               12,465            11,842           13,305          13,018
               10,497             9,972           11,523          11,632
8/31/02        10,184             9,675           10,695          10,446
   9/02         9,083             8,629            9,774           9,365
  12/02         9,073             9,551           10,598          10,030
2/28/03         8,741             9,201           10,286           9,985

*  Reflects 5.00% maximum sales charge.
** Aggregate return.


Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that the investor's shares, when redeemed, may be worth more or less than the original cost.
/1/ See Glossary of Terms for additional information.
/2/ The composition of the Fund's portfolio is subject to change.
Certain fees of the Fund are currently being voluntarily waived, resulting in higher returns than would occur if full fees were charged.
The performance of the American Performance Growth Equity Fund is measured against the S&P 500 Stock Index and the S&P 500/BARRA Growth Index, which are unmanaged indices. The S&P 500 Stock Index consists of 500 stocks chosen for market size, liquidity and industry group representation and is one of the most widely used benchmarks of U.S. equity performance. The S&P 500/BARRA Growth Index is constructed of the stocks in the S&P 500 with a higher price-to-book ratio. These indices do not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

THE AMERICAN PERFORMANCE SMALL CAP EQUITY FUND


The American Performance Small Cap Equity Fund posted a total return of -8.60% (without sales charge) for the six-month period ended February 28, 2003. This compared to the total return of -7.55% for the Fund's peer group, the Lipper Small-Cap Core Funds Average./1/ The Fund's benchmark, the S&P 600 Index, which produced a total return of -7.94% for the year./1/

Stocks of all styles and capitalization categories continued to struggle during the period, as negative investor psychology weighed heavily on the stock market. Tensions with Iraq and the threat of war with Saddam Hussein, along with heightened concerns regarding the North Korean nuclear-weapons program, dominated all other events and created a climate of uncertainty. Economic growth remained positive, albeit sluggish, but there was no momentum propelling the economy higher. The geopolitical situation left consumers and businesses with little incentive to spend, and it pushed oil prices higher. These factors helped perpetuate economic lethargy, which in turn contributed to continued weakness in the stock market.

Our ongoing strategy is to seek to identify small, undervalued companies with above-average growth potential by employing a quantitative investment approach. From the universe of stocks in the S&P 600 Index, we rank purchase candidates according to several characteristics, including relative price strength, earnings estimates, price-to-book ratio/1/, and more. We also evaluate dozens of different risk characteristics. The process seeks to identify the most promising candidates within each economic sector, while maintaining relatively neutral sector weightings compared to the index.

Our strategy resulted in a broadly diversified portfolio of approximately 100 stocks. The top five holdings, in terms of portfolio representation, were New Jersey Resources, 2.2%; Washington Federal, 2.0%; Pogo Producing, 1.7%; Harman International, 1.7%; and Cullen/Frost Bankers, 1.7%./2/

 AVERAGE ANNUAL TOTAL RETURN

                        2/28/03           Load* No-Load
                        -------------------------------
                        Six Months**    -13.18%  -8.60%
                        -------------------------------
                        1 Year          -23.92% -19.89%
                        -------------------------------
                        Since Inception  -0.75%   0.53%
                        (2/17/99)

                                    [CHART]

VALUE OF A $10,000 INVESTMENT/1/

                                                 S&P
         Small Cap Equity  Small Cap Equity    SmallCap
          Fund (No-Load)      Fund (Load)*    600 Index
          --------------   ----------------  ----------
2/17/99    $10,000             $9,497          $10,000
  12/99     11,589             11,006           12,511
  12/00     12,279             11,661           13,987
  12/01     12,677             12,039           14,902
8/31/02     11,174             10,612           12,916
   9/02     10,644             10,108           12,126
  12/02     10,847             10,301           12,721
2/28/03     10,214              9,700           12,419

* Reflects 5.00% maximum sales charge.
** Aggregate return.

Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that the investor's shares, when redeemed, may be worth more or less than the original cost.

/1/ See Glossary of Terms for additional information.
/2/ The composition of the Fund's portfolio is subject to change.
Certain fees of the Fund are currently being voluntarily waived, resulting in higher returns than would occur if full fees were charged.
The performance of the American Performance Small Cap Equity Fund is measured against the S&P SmallCap 600 Index, an unmanaged index that tracks the performance of domestic, small-capitalization stocks. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. Small-capitalization funds typically carry additional risks, since smaller companies generally have a higher risk of failure and, by definition, are not as well established as "blue-chip" companies. Historically, stocks of smaller companies have experienced a greater degree of market volatility than stocks on average.

                               TABLE OF CONTENTS

                     Statements of Assets and Liabilities
                                    Page 12

                           Statements of Operations
                                    Page 15

                      Statements of Changes in Net Assets
                                    Page 18

                      Schedules of Portfolio Investments
                                    Page 24

                         Notes to Financial Statements
                                    Page 65

                             Financial Highlights
                                    Page 69

AMERICAN PERFORMANCE FUNDS

                     Statements of Assets and Liabilities
                               February 28, 2003
                                  (Unaudited)


                                                             U.S.      Institutional     Cash      Institutional
                                                           Treasury    U.S. Treasury  Management  Cash Management
                                                             Fund          Fund          Fund          Fund
                                                         ------------  ------------- ------------ ---------------
ASSETS:
  Investments, at cost.................................. $299,949,375   $24,995,799  $524,945,007  $ 96,660,315
  Repurchase agreements, at cost........................  359,690,112    20,937,007   278,860,668    42,630,474
                                                         ------------   -----------  ------------  ------------
       Total Investments................................  659,639,487    45,932,806   803,805,675   139,290,789
  Interest receivable...................................       13,055           759     1,902,991       469,924
  Receivable from investment advisor....................           --        20,369            --        25,889
  Prepaid expenses and other assets.....................       26,369         1,345        27,937         4,365
                                                         ------------   -----------  ------------  ------------
       Total Assets.....................................  659,678,911    45,955,279   805,736,603   139,790,967
                                                         ------------   -----------  ------------  ------------
LIABILITIES:
  Dividends payable.....................................      268,645        34,941       515,415        87,813
  Payable for investments purchased.....................           --            --     7,038,323     1,723,695
  Accrued expenses and other payables:
    Investment advisory fees............................      199,857           821       180,050         1,529
    Administration fees.................................       10,785           604        10,373         1,668
    Custodian fees......................................       14,989         1,026        18,626         2,084
    Transfer agent fees.................................        7,459           954        12,416           387
    Other liabilities...................................           --        14,704         9,028            --
                                                         ------------   -----------  ------------  ------------
       Total Liabilities................................      501,735        53,050     7,784,231     1,817,176
                                                         ------------   -----------  ------------  ------------
COMPOSITION OF NET ASSETS:
  Capital...............................................  659,103,316    45,901,658   797,895,367   137,973,754
  Accumulated net investment income.....................       74,490           464        55,410            --
  Accumulated net realized gains (losses) on investment
   transactions.........................................         (630)          107         1,595            37
                                                         ------------   -----------  ------------  ------------
       Net Assets....................................... $659,177,176   $45,902,229  $797,952,372  $137,973,791
                                                         ============   ===========  ============  ============
  Shares of beneficial interest issued and outstanding..  659,103,317    45,902,122   797,895,366   137,973,079
                                                         ============   ===========  ============  ============
  Net asset value and redemption price per share:
   ($0.00001 par value per share, unlimited number of
   shares authorized)................................... $       1.00   $      1.00  $       1.00  $       1.00
                                                         ============   ===========  ============  ============

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                     Statements of Assets and Liabilities
                               February 28, 2003
                                  (Unaudited)


                                                             Intermediate  Short-Term
                                                               Tax-Free      Income     Intermediate
                                                              Bond Fund       Fund       Bond Fund     Bond Fund
                                                             ------------ ------------  ------------  -----------
ASSETS:
  Investments, at value (Cost $39,462,527; $169,467,174;
   $99,818,433; and $61,190,402, respectively).............. $41,207,360  $172,634,972  $103,180,398  $64,097,267
  Investment in affiliates, at cost.........................          --     5,163,746       455,160    3,324,209
                                                             -----------  ------------  ------------  -----------
       Total Investments....................................  41,207,360   177,798,718   103,635,558   67,421,476
  Interest and dividends receivable.........................     391,365     1,392,848     1,023,493      669,900
  Receivable for capital shares issued......................          --        33,436            --           --
  Receivable for investments sold...........................          --     1,924,887            --           --
  Prepaid expenses and other assets.........................       1,790        11,397         4,707        3,829
                                                             -----------  ------------  ------------  -----------
       Total Assets.........................................  41,600,515   181,161,286   104,663,758   68,095,205
                                                             -----------  ------------  ------------  -----------
LIABILITIES:
  Payable to custodian......................................          --       101,343           680           --
  Dividends payable.........................................     112,225       498,557       307,736      218,530
  Payable for investments purchased.........................   1,286,072     4,788,278     2,092,061      327,865
  Payable for capital shares redeemed.......................     134,955            --            --           --
  Accrued expenses and other payables:
    Investment advisory fees................................      10,411            --        27,343       18,032
    Administration fees.....................................         659         2,810         1,677        1,106
    Distribution fees.......................................          --        22,514        19,531       12,880
    Custodian fees..........................................         892         3,973         2,344        1,546
    Fund accounting fees....................................          --            --         1,569          639
    Transfer agent fees.....................................       2,799         5,706         3,183        2,405
    Other liabilities.......................................       8,107        12,406         9,471        9,279
                                                             -----------  ------------  ------------  -----------
       Total Liabilities....................................   1,556,120     5,435,587     2,465,595      592,282
                                                             -----------  ------------  ------------  -----------
COMPOSITION OF NET ASSETS:
  Capital...................................................  38,360,138   172,261,698    98,021,375   63,189,274
  Accumulated (distributions in excess of) net investment
   income...................................................     (26,640)       28,051        74,844       18,981
  Accumulated net realized gains (losses) on investment
   transactions.............................................     (33,936)      268,152       739,979    1,387,803
  Net unrealized appreciation on investment transactions....   1,744,833     3,167,798     3,361,965    2,906,865
                                                             -----------  ------------  ------------  -----------
       Net Assets........................................... $40,044,395  $175,725,699  $102,198,163  $67,502,923
                                                             ===========  ============  ============  ===========
  Shares of beneficial interest issued and outstanding......   3,623,060    16,871,150     9,497,986    6,740,996
                                                             ===========  ============  ============  ===========
  Net asset value and redemption price per share:
    ($0.00001 par value per share, unlimited number of
     shares authorized)..................................... $     11.05  $      10.42  $      10.76  $     10.01
                                                             ===========  ============  ============  ===========
  Maximum Sales Charge......................................        2.50%         2.00%         2.50%        3.00%
                                                             ===========  ============  ============  ===========
  Maximum Offering Price (100%/(100%--Maximum Sales
   Charge) of net asset value adjusted to the nearest cent)
   per share................................................ $     11.33  $      10.63  $      11.04  $     10.32
                                                             ===========  ============  ============  ===========

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                     Statements of Assets and Liabilities
                               February 28, 2003
                                  (Unaudited)

                                                                                               Growth      Small Cap
                                                                   Balanced      Equity        Equity       Equity
                                                                     Fund         Fund          Fund         Fund
                                                                 -----------  ------------  ------------  -----------
ASSETS:
  Investments, at value (Cost $55,003,613; $44,111,493;
   $69,563,205; and $11,996,088, respectively).................. $54,301,333  $ 40,453,382  $ 74,015,884  $11,192,211
  Investment in affiliates, at cost.............................   1,955,725       314,335     2,590,977      219,533
                                                                 -----------  ------------  ------------  -----------
       Total Investments........................................  56,257,058    40,767,717    76,606,861   11,411,744
  Cash..........................................................         617            --            --           --
  Interest and dividends receivable.............................     251,400       106,472       118,948        7,866
  Deferred organization costs...................................          --            --           262           --
  Prepaid expenses and other assets.............................       2,450         4,337         5,374        3,001
                                                                 -----------  ------------  ------------  -----------
       Total Assets.............................................  56,511,525    40,878,526    76,731,445   11,422,611
                                                                 -----------  ------------  ------------  -----------
LIABILITIES:
  Accrued expenses and other payables:
    Investment advisory fees....................................      18,167        15,939        29,048        1,758
    Administration fees.........................................         923           666         1,254          186
    Distribution fees...........................................          --         7,969        14,524        2,114
    Custodian fees..............................................       1,298           956         1,743          264
    Fund accounting fees........................................          --         1,316           423           --
    Transfer agent fees.........................................       1,678         2,859         3,809          685
    Other liabilities...........................................       7,993         9,294        10,128        7,517
                                                                 -----------  ------------  ------------  -----------
       Total Liabilities........................................      30,059        38,999        60,929       12,524
                                                                 -----------  ------------  ------------  -----------
COMPOSITION OF NET ASSETS:
  Capital.......................................................  65,899,769    76,560,213   102,555,543   12,766,760
  Accumulated (distributions in excess of) net investment
   income.......................................................     230,471        74,766        59,422          226
  Accumulated net realized losses on investment
   transactions.................................................  (8,946,494)  (32,137,341)  (30,397,128)    (553,022)
  Net unrealized appreciation (depreciation) on investment
   transactions.................................................    (702,280)   (3,658,111)    4,452,679     (803,877)
                                                                 -----------  ------------  ------------  -----------
       Net Assets............................................... $56,481,466  $ 40,839,527  $ 76,670,516  $11,410,087
                                                                 ===========  ============  ============  ===========
  Shares of beneficial interest issued and outstanding..........   5,529,130     6,973,968    10,032,569    1,178,709
                                                                 ===========  ============  ============  ===========
  Net asset value and redemption price per share:
   ($0.00001 par value per share, unlimited number of
   shares authorized)........................................... $     10.22  $       5.86  $       7.64  $      9.68
                                                                 ===========  ============  ============  ===========
  Maximum Sales Charge..........................................        5.00%         5.00%         5.00%        5.00%
                                                                 ===========  ============  ============  ===========
  Maximum Offering Price (100%/(100%--Maximum Sales
   Charge) of net asset value adjusted to the nearest cent) per
   share........................................................ $     10.76  $       6.17  $       8.04  $     10.19
                                                                 ===========  ============  ============  ===========

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                           Statements of Operations
                  For the six months ended February 28, 2003
                                  (Unaudited)

                                                             U.S.     Institutional     Cash      Institutional
                                                           Treasury   U.S. Treasury  Management  Cash Management
                                                             Fund         Fund          Fund        Fund (a)
                                                          ----------  ------------- -----------  ---------------
Investment Income:
  Interest income........................................ $4,576,464    $361,318    $ 6,834,274     $113,676
                                                          ----------    --------    -----------     --------
       Total Income......................................  4,576,464     361,318      6,834,274      113,676
                                                          ----------    --------    -----------     --------
Expenses:
  Investment advisory fees...............................  1,289,636      37,784      1,682,410       13,502
  Administration fees....................................    644,824      50,379        841,213       18,003
  Distribution fees......................................    806,021          --      1,051,504           --
  Fund accounting fees...................................     69,460       8,424         89,018        2,980
  Transfer agent fees....................................     71,758       6,042        105,367        1,971
  Custodian fees.........................................     96,721       7,557        126,178        2,700
  Trustee fees...........................................      9,967         828         15,519           46
  Other expenses.........................................     79,443      20,780         77,253        3,422
                                                          ----------    --------    -----------     --------
       Total expenses before fee reductions..............  3,067,830     131,794      3,988,462       42,624
  Expenses voluntarily reduced by Investment Advisor.....         --     (34,115)      (462,663)     (37,002)
  Expenses voluntarily reduced by Administrator..........         --     (26,885)      (168,242)      (5,401)
  Expenses voluntarily reduced by Distributor............   (806,021)         --     (1,051,504)          --
  Expenses voluntarily reduced by Custodian..............         --      (5,301)            --         (221)
                                                          ----------    --------    -----------     --------
       Net Expenses......................................  2,261,809      65,493      2,306,053           --
                                                          ----------    --------    -----------     --------
  Net Investment Income..................................  2,314,655     295,825      4,528,221      113,676
                                                          ----------    --------    -----------     --------
Realized Gains (Losses) On Investments:
  Net realized gains (losses) on investment transactions.       (519)        107          1,639           37
                                                          ----------    --------    -----------     --------
Change in net assets resulting from operations........... $2,314,136    $295,932    $ 4,529,860     $113,713
                                                          ==========    ========    ===========     ========

--------
(a) For the period November 22, 2002 (commencement of operations) through February 28, 2003.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                           Statements of Operations
                  For the six months ended February 28, 2003
                                  (Unaudited)


                                                                Intermediate Short-Term
                                                                  Tax-Free     Income    Intermediate
                                                                 Bond Fund      Fund      Bond Fund    Bond Fund
                                                                ------------ ----------  ------------ ----------
Investment Income:
  Interest income..............................................   $817,164   $3,245,309   $2,519,999  $1,907,663
  Dividend income..............................................      6,127           --           --          --
  Dividend income from affiliates..............................         --       41,379       28,679      12,168
                                                                  --------   ----------   ----------  ----------
       Total Income............................................    823,291    3,286,688    2,548,678   1,919,831
                                                                  --------   ----------   ----------  ----------
Expenses:
  Investment advisory fees.....................................    100,279      436,893      280,929     187,413
  Administration fees..........................................     36,466      158,872      102,157      68,151
  Distribution fees............................................     45,581      198,587      127,695      85,188
  Fund accounting fees.........................................     10,601       43,660       30,443      19,927
  Transfer agent fees..........................................      8,093       28,711       14,898       9,924
  Custodian fees...............................................      5,470       23,830       15,323      10,222
  Trustee fees.................................................        617        2,476        1,810       1,253
  Other expenses...............................................      8,584       24,474       15,888      13,094
                                                                  --------   ----------   ----------  ----------
       Total expenses before fee reductions....................    215,691      917,503      589,143     395,172
  Expenses voluntarily reduced by Investment Advisor...........    (36,466)    (436,893)    (102,157)    (68,151)
  Expenses voluntarily reduced by Distributor..................    (45,581)     (63,549)          --          --
                                                                  --------   ----------   ----------  ----------
       Net Expenses............................................    133,644      417,061      486,986     327,021
                                                                  --------   ----------   ----------  ----------
  Net Investment Income........................................    689,647    2,869,627    2,061,692   1,592,810
                                                                  --------   ----------   ----------  ----------
Realized/Unrealized Gains (Losses) On Investments:
  Net realized gains (losses) on investment transactions.......    (23,477)     310,930      836,853   1,568,610
  Change in unrealized appreciation/depreciation on investment
   transactions................................................    299,850    1,486,966    1,160,778      25,131
                                                                  --------   ----------   ----------  ----------
  Net realized/unrealized gains (losses) on investments........    276,373    1,797,896    1,997,631   1,593,741
                                                                  --------   ----------   ----------  ----------
Change in net assets resulting from operations.................   $966,020   $4,667,523   $4,059,323  $3,186,551
                                                                  ========   ==========   ==========  ==========

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                           Statements of Operations
                  For the six months ended February 28, 2003
                                  (Unaudited)


                                                                                             Growth     Small Cap
                                                                  Balanced      Equity       Equity      Equity
                                                                    Fund         Fund         Fund        Fund
                                                                -----------  -----------  -----------  -----------
Investment Income:
  Interest income.............................................. $   564,786  $        --  $        --  $       731
  Dividend income..............................................     322,644      459,652      579,203       53,483
  Dividend income from affiliates..............................      14,730        2,494       15,971        2,765
                                                                -----------  -----------  -----------  -----------
       Total Income............................................     902,160      462,146      595,174       56,979
                                                                -----------  -----------  -----------  -----------
Expenses:
  Investment advisory fees.....................................     201,289      159,003      263,866       39,013
  Administration fees..........................................      54,403       46,088       76,483       11,308
  Distribution fees............................................      68,003       57,610       95,603       14,135
  Fund accounting fees.........................................      16,352       10,054       13,887        3,997
  Organization fees............................................          --           --        1,037           --
  Transfer agent fees..........................................       7,654        7,906       12,742        1,872
  Custodian fees...............................................       8,160        6,913       11,472        1,696
  Trustee fees.................................................         971        1,054        1,424          201
  Audit fees...................................................       3,732        3,596        3,956        3,260
  Other expenses...............................................       6,295        7,966        9,931        2,373
                                                                -----------  -----------  -----------  -----------
       Total expenses before fee reductions....................     366,859      300,190      490,401       77,855
  Expenses voluntarily reduced by Investment Advisor...........     (87,044)     (43,784)     (72,659)     (27,705)
  Expenses voluntarily reduced by Distributor..................     (68,003)          --           --       (9,451)
                                                                -----------  -----------  -----------  -----------
       Net Expenses............................................     211,812      256,406      417,742       40,699
                                                                -----------  -----------  -----------  -----------
  Net Investment Income........................................     690,348      205,740      177,432       16,280
                                                                -----------  -----------  -----------  -----------
Realized/Unrealized Losses On Investments:
  Net realized losses on investment transactions...............  (1,605,159)  (3,652,047)  (2,023,286)    (473,323)
  Change in unrealized appreciation/depreciation on investment
   transactions................................................  (1,356,622)  (1,305,791)  (5,942,564)    (551,577)
                                                                -----------  -----------  -----------  -----------
  Net realized/unrealized gains (losses) on investments........  (2,961,781)  (4,957,838)  (7,965,850)  (1,024,900)
                                                                -----------  -----------  -----------  -----------
Change in net assets resulting from operations................. $(2,271,433) $(4,752,098) $(7,788,418) $(1,008,620)
                                                                ===========  ===========  ===========  ===========

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                      Statements of Changes in Net Assets

                                                                                              Institutional
                                                             U.S. Treasury Fund            U.S. Treasury Fund
                                                       ------------------------------  --------------------------
                                                         Six Months                     Six Months
                                                           Ended         Year Ended       Ended      Period Ended
                                                        February 28,     August 31,    February 28,   August 31,
                                                            2003            2002           2003        2002 (a)
                                                       -------------  ---------------  ------------  ------------
                                                        (Unaudited)                    (Unaudited)
From Investment Activities:
Operations:
    Net investment income............................. $   2,314,655  $     8,116,021  $    295,825  $    902,995
    Net realized gains (losses) on investment
     transactions.....................................          (519)           4,719           107            --
                                                       -------------  ---------------  ------------  ------------
  Change in net assets from operations................     2,314,136        8,120,740       295,932       902,995
                                                       -------------  ---------------  ------------  ------------
Distributions to Shareholders:
    From net investment income........................    (2,314,655)      (8,116,021)     (295,825)     (902,995)
                                                       -------------  ---------------  ------------  ------------
  Change in net assets from shareholder distributions.    (2,314,655)      (8,116,021)     (295,825)     (902,995)
                                                       -------------  ---------------  ------------  ------------
Capital Transactions:
    Proceeds from shares issued.......................   621,488,564    1,354,401,143    11,011,481   101,407,035
    Dividends reinvested..............................        56,137           73,062             2            --
    Cost of shares redeemed...........................  (573,934,920)  (1,369,314,517)  (18,114,227)  (48,402,169)
                                                       -------------  ---------------  ------------  ------------
  Change in net assets from capital transactions......    47,609,781      (14,840,312)   (7,102,744)   53,004,866
                                                       -------------  ---------------  ------------  ------------
  Change in net assets................................    47,609,262      (14,835,593)   (7,102,637)   53,004,866
                                                       -------------  ---------------  ------------  ------------
Net Assets:
    Beginning of period...............................   611,567,914      626,403,507    53,004,866            --
                                                       -------------  ---------------  ------------  ------------
    End of period..................................... $ 659,177,176  $   611,567,914  $ 45,902,229  $ 53,004,866
                                                       =============  ===============  ============  ============
Share Transactions:
    Issued............................................   621,488,565    1,354,401,143    11,011,481   101,407,035
    Reinvested........................................        56,137           73,062             2            --
    Redeemed..........................................  (573,934,920)  (1,369,314,517)  (18,114,227)  (48,402,169)
                                                       -------------  ---------------  ------------  ------------
  Change in shares....................................    47,609,782      (14,840,312)   (7,102,744)   53,004,866
                                                       =============  ===============  ============  ============

--------
(a) For the period October 19, 2001 (commencement of operations) through August 31, 2002.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                      Statements of Changes in Net Assets


                                                                                       Institutional
                                                                                           Cash
                                                                                        Management
                                                            Cash Management Fund           Fund
                                                       ------------------------------  -------------
                                                         Six Months
                                                           Ended         Year Ended    Period Ended
                                                        February 28,     August 31,    February 28,
                                                            2003            2002          2003(a)
                                                       -------------  ---------------  -------------
                                                        (Unaudited)                     (Unaudited)
From Investment Activities:
Operations:
    Net investment income............................. $   4,528,221  $    13,447,188  $    113,676
    Net realized gains on investment transactions.....         1,639            6,127            37
                                                       -------------  ---------------  ------------
  Change in net assets from operations................     4,529,860       13,453,315       113,713
                                                       -------------  ---------------  ------------
Distributions to Shareholders:
    From net investment income........................    (4,528,221)     (13,447,188)     (113,676)
                                                       -------------  ---------------  ------------
  Change in net assets from shareholder distributions.    (4,528,221)     (13,447,188)     (113,676)
                                                       -------------  ---------------  ------------
Capital Transactions:
    Proceeds from shares issued.......................   727,870,232    1,922,277,754   173,485,639
    Dividends reinvested..............................       174,567            9,052        22,750
    Cost of shares redeemed...........................  (822,571,358)  (1,760,967,215)  (35,534,635)
                                                       -------------  ---------------  ------------
  Change in net assets from capital transactions......   (94,526,559)     161,319,591   137,973,754
                                                       -------------  ---------------  ------------
  Change in net assets................................   (94,524,920)     161,325,718   137,973,791
                                                       -------------  ---------------  ------------
Net Assets:
    Beginning of period...............................   892,477,292      731,151,574            --
                                                       -------------  ---------------  ------------
    End of period..................................... $ 797,952,372  $   892,477,292  $137,973,791
                                                       =============  ===============  ============
Share Transactions:
    Issued............................................   727,870,231    1,922,277,754   173,485,638
    Reinvested........................................       174,567            9,052        22,076
    Redeemed..........................................  (822,571,358)  (1,760,967,215)  (35,534,635)
                                                       -------------  ---------------  ------------
  Change in shares....................................   (94,526,560)     161,319,591   137,973,079
                                                       =============  ===============  ============

--------
(a) For the period November 22, 2002 (commencement of operations) through February 28, 2003.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                      Statements of Changes in Net Assets


                                                                    Intermediate
                                                                 Tax-Free Bond Fund       Short-Term Income Fund
                                                              ------------------------  --------------------------
                                                               Six Months                Six Months
                                                                 Ended      Year Ended     Ended       Year Ended
                                                              February 28,  August 31,  February 28,   August 31,
                                                                  2003         2002         2003          2002
                                                              ------------ -----------  ------------  ------------
                                                              (Unaudited)               (Unaudited)
From Investment Activities:
Operations:
    Net investment income.................................... $   689,647  $ 1,190,016  $  2,869,627  $  4,395,637
    Net realized gains (losses) on investment transactions...     (23,477)      91,664       310,930       688,915
    Change in unrealized appreciation/depreciation on
     investment transactions.................................     299,850      187,902     1,486,966       396,961
                                                              -----------  -----------  ------------  ------------
  Change in net assets from operations.......................     966,020    1,469,582     4,667,523     5,481,513
                                                              -----------  -----------  ------------  ------------
Distributions to Shareholders:
    From net investment income...............................    (708,942)  (1,212,642)   (2,963,256)   (4,174,186)
    From net realized gains on investment transactions.......     (54,124)    (114,326)     (522,640)     (290,948)
                                                              -----------  -----------  ------------  ------------
  Change in net assets from shareholder distributions........    (763,066)  (1,326,968)   (3,485,896)   (4,465,134)
                                                              -----------  -----------  ------------  ------------
Capital Transactions:
    Proceeds from shares issued..............................   7,762,657   11,488,182    95,961,075    97,866,083
    Dividends reinvested.....................................     119,888      240,821     1,874,387     1,557,805
    Cost of shares redeemed..................................  (2,721,176)  (5,809,663)  (58,700,553)  (40,488,640)
                                                              -----------  -----------  ------------  ------------
  Change in net assets from capital transactions.............   5,161,369    5,919,340    39,134,909    58,935,248
                                                              -----------  -----------  ------------  ------------
  Change in net assets.......................................   5,364,323    6,061,954    40,316,536    59,951,627
                                                              -----------  -----------  ------------  ------------
Net Assets:
    Beginning of period......................................  34,680,072   28,618,118   135,409,163    75,457,536
                                                              -----------  -----------  ------------  ------------
    End of period............................................ $40,044,395  $34,680,072  $175,725,699  $135,409,163
                                                              ===========  ===========  ============  ============
Share Transactions:
    Issued...................................................     706,381    1,059,806     9,258,257     9,496,306
    Reinvested...............................................      10,925       22,353       180,882       151,495
    Redeemed.................................................    (247,456)    (537,473)   (5,661,524)   (3,919,802)
                                                              -----------  -----------  ------------  ------------
  Change in shares...........................................     469,850      544,686     3,777,615     5,727,999
                                                              ===========  ===========  ============  ============

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                      Statements of Changes in Net Assets

                                                            Intermediate Bond Fund             Bond Fund
                                                          --------------------------  --------------------------
                                                           Six Months                  Six Months
                                                             Ended       Year Ended      Ended       Year Ended
                                                          February 28,   August 31,   February 28,   August 31,
                                                              2003          2002          2003          2002
                                                          ------------  ------------  ------------  ------------
                                                          (Unaudited)                 (Unaudited)
From Investment Activities:
Operations:
    Net investment income................................ $  2,061,692  $  4,924,976  $  1,592,810  $  3,523,554
    Net realized gains on investment transactions........      836,853       722,597     1,568,610     1,086,182
    Change in unrealized appreciation/depreciation on
     investment transactions.............................    1,160,778       361,648        25,131     1,090,190
                                                          ------------  ------------  ------------  ------------
  Change in net assets from operations...................    4,059,323     6,009,221     3,186,551     5,699,926
                                                          ------------  ------------  ------------  ------------
Distributions to Shareholders:
    From net investment income...........................   (2,110,765)   (4,948,290)   (1,597,659)   (3,515,207)
    From net realized gains on investment transactions...     (239,543)           --      (690,515)     (528,928)
                                                          ------------  ------------  ------------  ------------
  Change in net assets from shareholder distributions....   (2,350,308)   (4,948,290)   (2,288,174)   (4,044,135)
                                                          ------------  ------------  ------------  ------------
Capital Transactions:
    Proceeds from shares issued..........................   10,112,168    20,679,747     8,092,350    22,303,033
    Dividends reinvested.................................    1,009,774     1,839,729     1,417,180     2,320,741
    Cost of shares redeemed..............................  (13,840,419)  (17,280,756)  (15,044,364)  (19,602,126)
                                                          ------------  ------------  ------------  ------------
  Change in net assets from capital transactions.........   (2,718,477)    5,238,720    (5,534,834)    5,021,648
                                                          ------------  ------------  ------------  ------------
  Change in net assets...................................   (1,009,462)    6,299,651    (4,636,457)    6,677,439
                                                          ------------  ------------  ------------  ------------
Net Assets:
    Beginning of period..................................  103,207,625    96,907,974    72,139,380    65,461,941
                                                          ------------  ------------  ------------  ------------
    End of period........................................ $102,198,163  $103,207,625  $ 67,502,923  $ 72,139,380
                                                          ============  ============  ============  ============
Share Transactions:
    Issued...............................................      952,406     1,965,760       817,981     2,088,370
    Reinvested...........................................       95,068       175,004       143,629       210,385
    Redeemed.............................................   (1,301,924)   (1,643,061)   (1,518,474)   (1,647,576)
                                                          ------------  ------------  ------------  ------------
  Change in shares.......................................     (254,450)      497,703      (556,865)      651,179
                                                          ============  ============  ============  ============

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                      Statements of Changes in Net Assets

                                                                Balanced Fund               Equity Fund
                                                          ------------------------  --------------------------
                                                           Six Months                Six Months
                                                             Ended      Year Ended     Ended       Year Ended
                                                          February 28,  August 31,  February 28,   August 31,
                                                              2003         2002         2003          2002
                                                          ------------ -----------  ------------  ------------
                                                          (Unaudited)               (Unaudited)
From Investment Activities:
Operations:
    Net investment income................................ $   690,348  $ 1,379,321  $    205,740  $    670,287
    Net realized losses on investment transactions.......  (1,605,159)  (3,437,988)   (3,652,047)  (26,231,509)
    Change in unrealized appreciation/depreciation on
     investment transactions.............................  (1,356,622)  (2,276,505)   (1,305,791)    2,883,217
                                                          -----------  -----------  ------------  ------------
  Change in net assets from operations...................  (2,271,433)  (4,335,172)   (4,752,098)  (22,678,005)
                                                          -----------  -----------  ------------  ------------
Distributions to Shareholders:
    From net investment income...........................    (676,766)  (1,406,992)     (255,835)     (759,711)
    From net realized gains on investment transactions...          --           --            --   (17,635,243)
                                                          -----------  -----------  ------------  ------------
  Change in net assets from shareholder distributions....    (676,766)  (1,406,992)     (255,835)  (18,394,954)
                                                          -----------  -----------  ------------  ------------
Capital Transactions:
    Proceeds from shares issued..........................   7,733,032    7,820,913     7,723,678    16,289,935
    Dividends reinvested.................................     676,067    1,405,667       165,421    16,801,209
    Cost of shares redeemed..............................  (3,936,303)  (8,776,959)  (18,795,129)  (44,949,784)
                                                          -----------  -----------  ------------  ------------
  Change in net assets from capital transactions.........   4,472,796      449,621   (10,906,030)  (11,858,640)
                                                          -----------  -----------  ------------  ------------
  Change in net assets...................................   1,524,597   (5,292,543)  (15,913,963)  (52,931,599)
                                                          -----------  -----------  ------------  ------------
Net Assets:
    Beginning of period..................................  54,956,869   60,249,412    56,753,490   109,685,089
                                                          -----------  -----------  ------------  ------------
    End of period........................................ $56,481,466  $54,956,869  $ 40,839,527  $ 56,753,490
                                                          ===========  ===========  ============  ============
Share Transactions:
    Issued...............................................     737,469      670,522     1,269,481     2,107,515
    Reinvested...........................................      65,864      121,746        27,837     2,059,517
    Redeemed.............................................    (378,963)    (760,768)   (3,061,455)   (5,600,330)
                                                          -----------  -----------  ------------  ------------
  Change in shares.......................................     424,370       31,500    (1,764,137)   (1,433,298)
                                                          ===========  ===========  ============  ============

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                      Statements of Changes in Net Assets


                                                              Growth Equity Fund       Small Cap Equity Fund
                                                          -------------------------  ------------------------
                                                           Six Months                 Six Months
                                                             Ended      Year Ended      Ended      Year Ended
                                                          February 28,  August 31,   February 28,  August 31,
                                                              2003         2002          2003         2002
                                                          ------------ ------------  ------------ -----------
                                                          (Unaudited)                (Unaudited)
From Investment Activities:
Operations:
    Net investment income................................ $   177,432  $     26,170  $    16,280  $    11,408
    Net realized losses on investment transactions.......  (2,023,286)   (6,538,504)    (473,323)     (65,493)
    Change in unrealized appreciation/depreciation on
     investment transactions.............................  (5,942,564)   (8,005,414)    (551,577)  (1,298,197)
                                                          -----------  ------------  -----------  -----------
  Change in net assets from operations...................  (7,788,418)  (14,517,748)  (1,008,620)  (1,352,282)
                                                          -----------  ------------  -----------  -----------
Distributions to Shareholders:
    From net investment income...........................    (118,008)      (26,152)     (20,909)      (8,299)
    Return of capital....................................          --       (12,995)          --           --
    From net realized gains on investment transactions...          --            --           --     (198,636)
                                                          -----------  ------------  -----------  -----------
  Change in net assets from shareholder distributions....    (118,008)      (39,147)     (20,909)    (206,865)
                                                          -----------  ------------  -----------  -----------
Capital Transactions:
    Proceeds from shares issued..........................  14,951,095    23,181,779    2,918,352    4,728,478
    Dividends reinvested.................................      48,065        17,310          635      193,539
    Cost of shares redeemed..............................  (7,007,020)  (21,495,913)    (793,323)    (503,391)
                                                          -----------  ------------  -----------  -----------
  Change in net assets from capital transactions.........   7,992,140     1,703,176    2,125,664    4,418,626
                                                          -----------  ------------  -----------  -----------
  Change in net assets...................................      85,714   (12,853,719)   1,096,135    2,859,479
                                                          -----------  ------------  -----------  -----------
Net Assets:
    Beginning of period..................................  76,584,802    89,438,521   10,313,952    7,454,473
                                                          -----------  ------------  -----------  -----------
    End of period........................................ $76,670,516  $ 76,584,802  $11,410,087  $10,313,952
                                                          ===========  ============  ===========  ===========
Share Transactions:
    Issued...............................................   1,855,181     2,305,676      283,337      382,036
    Reinvested...........................................       6,164         1,928           62       16,785
    Redeemed.............................................    (868,067)   (2,256,136)     (76,355)     (42,718)
                                                          -----------  ------------  -----------  -----------
  Change in shares.......................................     993,278        51,468      207,044      356,103
                                                          ===========  ============  ===========  ===========

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS
U.S. Treasury Fund

                       Schedule of Portfolio Investments
                               February 28, 2003
                                  (Unaudited)


 Principal
  Amount           Security Description           Value
------------ --------------------------------- ------------
U.S. Treasury Bills* (45.5%):
$300,000,000 1.22%, 3/6/03.................... $299,949,375
                                               ------------
  Total U.S. Treasury Bills                     299,949,375
                                               ------------
Repurchase Agreements (54.6%):
  29,000,000 Bear Stearns Cos., Inc.,
              1.32%, 3/3/03, (Purchased on
              2/28/03, proceeds at maturity
              $29,003,190, collateralized by
              U.S. Treasury Securities,
              fair value $31,106,659).........   29,000,000
 122,000,000 Deutsche Bank, 1.31%, 3/3/03
              (Purchased on 2/28/03,
              proceeds at maturity
              $122,013,318, collateralized by
              U.S. Treasury Securities,
              fair value $124,440,328)........  122,000,000
 131,690,112 J.P. Morgan Chase & Co.,
              1.30%, 3/3/03 (Purchased on
              2/28/03, proceeds at maturity
              $131,704,378, collateralized by
              U.S. Treasury Securities,
              fair value $134,327,808)........  131,690,112
  23,500,000 Morgan Stanley Dean Witter &
              Co., 1.28%, 3/3/03 (Purchased
              on 2/28/03, proceeds at maturity
              $23,502,507, collateralized by
              U.S. Treasury Securities,
              fair value $23,970,205).........   23,500,000

 Principal
  Amount            Security Description             Value
 ------------   -------------------------------  ------------
Repurchase Agreements, continued:
$ 28,500,000   SG Cowen, 1.32%, 3/3/03
                (Purchased on 2/28/03,
                proceeds at maturity
                $28,503,135, collateralized by
                U.S. Treasury Securities,
                fair value $29,070,147)......... $ 28,500,000
  25,000,000   UBS Warburg, 1.32%, 3/3/03
                (Purchased on 2/28/03,
                proceeds at maturity
                $25,002,750, collateralized by
                U.S. Treasury Securities,
                fair value $25,449,990).........   25,000,000
                                                 ------------
  Total Repurchase Agreements                     359,690,112
                                                 ------------
  Total Investments
   (Cost $659,639,487) (a)--100.1%                659,639,487
  Liabilities in excess of other assets--(0.1)%      (462,311)
                                                 ------------
  Net Assets--100.0%                             $659,177,176
                                                 ============

--------
(a) Cost and value for federal income tax and financial reporting purposes are the same.
*  Effective yield at purchase.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS
Institutional U.S. Treasury Fund

                       Schedule of Portfolio Investments
                               February 28, 2003
                                  (Unaudited)


 Principal
  Amount           Security Description            Value
----------- ----------------------------------- -----------
U.S. Treasury Bills* (54.5%):
$25,000,000 1.21%, 3/6/03...................... $24,995,799
                                                -----------
  Total U.S. Treasury Bills                      24,995,799
                                                -----------
Repurchase Agreements (45.6%):
  1,000,000 Bear Stearns Cos., Inc.,
             1.32%, 3/3/03 (Purchased on
             2/28/03, proceeds at maturity
             $1,000,110, collateralized by U.S.
             Treasury Securities, fair value
             $1,072,643).......................   1,000,000
  8,000,000 Deutsche Bank, 1.31%, 3/3/03
             (Purchased on 2/28/03, proceeds
             at maturity $8,000,873,
             collateralized by U.S. Treasury
             Securities, fair value
             $8,160,021).......................   8,000,000
  8,937,007 J.P. Morgan Chase & Co.,
             1.30%, 3/3/03 (Purchased on
             2/28/03, proceeds at maturity
             $8,937,975, collateralized by U.S.
             Treasury Securities, fair value
             $9,116,011).......................   8,937,007
  1,500,000 Morgan Stanley Dean Witter & Co.,
             1.28%, 3/3/03 03 (Purchased on
             2/28/03, proceeds at maturity
             $1,500,160, collateralized by U.S.
             Treasury Securities, fair value
             $1,530,013).......................   1,500,000
  1,500,000 SG Cowen, 1.32%, 3/3/03,
             (Purchased on 2/28/03, proceeds
             at maturity $1,500,165,
             collateralized by U.S. Treasury
             Securities, fair value
             $1,530,008).......................   1,500,000
                                                -----------
  Total Repurchase Agreements                    20,937,007
                                                -----------
  Total Investments
   (Cost $45,932,806) (a)--100.1%                45,932,806
  Liabilities in excess of other assets--(0.1)%     (30,577)
                                                -----------
  Net Assets--100.0%                            $45,902,229
                                                ===========

--------
(a) Cost and value for federal income tax and financial reporting purposes are the same.
*  Effective yield at purchase.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS
Cash Management Fund

                       Schedule of Portfolio Investments
                               February 28, 2003
                                  (Unaudited)


 Principal
  Amount                    Security Description                      Value
----------- -----------------------------------------------------  ------------
Commercial Paper** (22.8%):
Banking (12.4%):
$13,000,000 Abbey National, 1.23%, 3/12/03........................ $ 12,995,114
 11,700,000 ABN-AMRO National Finance Corp., 1.24%, 3/18/03.......   11,693,149
  3,000,000 ABN-AMRO National Finance Corp., 1.24%, 4/7/03........    2,996,177
 14,000,000 Fortis Funding, 1.25%, 3/21/03(b).....................   13,990,277
 10,000,000 Lloyds TSB Bank, 1.28%, 3/11/03.......................    9,996,444
  2,650,000 Lloyds TSB Bank, 1.26%, 3/19/03.......................    2,648,331
 14,000,000 Rabobank Nederland Financial, 1.22%, 3/31/03..........   13,985,767
  1,100,000 Royal Bank of Scotland, 1.24%, 4/2/03.................    1,098,788
  7,500,000 Societe Generale, 1.29%, 3/7/03.......................    7,498,394
  7,500,000 Societe Generale, 1.28%, 3/12/03......................    7,497,078
 15,000,000 UBS Finance, 1.34%, 3/3/03............................   14,998,882
                                                                   ------------
                                                                     99,398,401
                                                                   ------------
Chemicals (0.4%):
  3,000,000 BASF AG, 1.26%, 3/31/03(b)............................    2,996,850
                                                                   ------------
Financial Services (2.9%):
  5,000,000 American Express Credit Corp., 1.24%, 3/21/03.........    4,996,556
  5,000,000 American Express Credit Corp., 1.25%, 3/31/03.........    4,994,792
  5,000,000 General Electric Capital Corp., 1.26%, 3/5/03.........    4,999,300
  5,000,000 General Electric Capital Corp., 1.27%, 3/26/03........    4,995,590
  4,000,000 General Electric Capital Corp., 1.26%, 5/2/03.........    3,991,320
                                                                   ------------
                                                                     23,977,558
                                                                   ------------
Food Products & Services (1.8%):
  4,000,000 Nestle Capital, 1.21%, 3/26/03(b).....................    3,996,639
 10,000,000 Nestle Capital, 1.22%, 4/23/03(b).....................    9,982,039
                                                                   ------------
                                                                     13,978,678
                                                                   ------------
Insurance (1.3%):
  5,000,000 American International Group Funding, 1.23%, 3/4/03...    4,999,487
  5,000,000 American International Group Funding, 1.23%, 4/4/03...    4,994,192
                                                                   ------------
                                                                      9,993,679
                                                                   ------------

 Principal
  Amount                    Security Description                      Value
----------- -----------------------------------------------------  ------------
Commercial Paper**, continued:
Oil--Integrated Companies (1.5%):
$ 2,050,000 BP Amoco, 1.24%, 3/5/03............................... $  2,049,718
 10,000,000 Chevron Texaco Corp., 1.25%, 3/27/03..................    9,990,972
                                                                   ------------
                                                                     12,040,690
                                                                   ------------
Pharmaceuticals (2.1%):
  3,835,000 Glaxo Wellcome PLC, 1.25%, 3/18/03(b).................    3,832,736
 12,983,000 Pfizer, Inc., 1.25%, 3/17/03(b).......................   12,975,788
                                                                   ------------
                                                                     16,808,524
                                                                   ------------
Printing & Publishing (0.4%):
  3,002,000 New York Times Co., 1.25%, 3/21/03....................    2,999,915
                                                                   ------------
  Total Commercial Paper                                            182,194,295
                                                                   ------------
U.S. Government Agencies (38.6%):
Fannie Mae (4.3%):
     80,000 6.00%, 3/11/03........................................       80,087
 15,000,000 1.27%, 3/20/03........................................   14,989,946
  2,603,000 5.75%, 4/15/03........................................    2,613,958
    510,000 4.63%, 5/15/03........................................      513,430
 10,207,000 4.00%, 8/15/03........................................   10,335,039
  5,000,000 5.33%, 10/20/03.......................................    5,129,679
  1,000,000 5.13%, 2/13/04........................................    1,035,760
                                                                   ------------
                                                                     34,697,899
                                                                   ------------
Federal Farm Credit Bank (0.7%):
  2,200,000 5.55%, 3/12/03........................................    2,201,847
  2,000,000 2.60%, 5/1/03.........................................    2,000,036
    250,000 2.13%, 7/1/03.........................................      250,752
  1,000,000 5.38%, 9/11/03........................................    1,021,790
                                                                   ------------
                                                                      5,474,425
                                                                   ------------
Federal Home Loan Bank (16.5%):
  5,000,000 2.30%, 3/7/03.........................................    4,999,911
 10,000,000 1.30%, 3/12/03*.......................................    9,999,924
    100,000 2.63%, 4/17/03........................................      100,168
  7,000,000 2.83%, 4/21/03........................................    7,000,000
    350,000 4.50%, 4/25/03........................................      351,679
    135,000 5.86%, 4/28/03........................................      135,827
    100,000 5.87%, 5/12/03........................................      100,868
 14,640,000 5.13%, 9/15/03........................................   14,947,480
    780,000 5.19%, 10/20/03.......................................      797,878

                                   Continued

AMERICAN PERFORMANCE FUNDS
Cash Management Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2003
                                  (Unaudited)

 Principal
  Amount        Security Description     Value
 -----------    --------------------  ------------
U.S. Government Agencies, continued:
Federal Home Loan Bank, continued:
$10,000,000       1.49%, 3/4/03*..... $ 10,000,195
 10,000,000       1.70%, 10/30/03....   10,000,000
  5,000,000       1.81%, 11/12/03....    5,000,000
  4,355,000       6.38%, 11/14/03....    4,511,464
  1,050,000       2.50%, 11/14/03....    1,059,131
  5,000,000       3.13%, 11/14/03....    5,064,779
  5,000,000       1.50%, 12/16/03....    5,000,000
  1,960,000       5.38%, 1/5/04......    2,027,407
 10,000,000       1.65%, 1/5/04......   10,000,000
 12,000,000       1.60%, 1/9/04......   12,000,000
  7,000,000       1.45%, 2/24/04.....    7,000,000
 15,000,000       1.45%, 2/27/04.....   15,000,001
  6,000,000       1.40%, 3/29/04.....    6,000,000
                                      ------------
                                       131,096,712
                                      ------------
Freddie Mac (2.3%):
  5,000,000       4.75%, 3/15/03.....    5,003,971
  4,463,000       7.38%, 5/15/03.....    4,509,475
  1,027,000       4.50%, 6/15/03.....    1,036,789
  1,000,000       3.50%, 9/15/03.....    1,011,387
  3,500,000       3.50%, 10/10/03....    3,547,941
  2,355,000       3.25%, 12/15/03....    2,391,917
  1,000,000       3.25%, 1/15/04.....    1,017,108
                                      ------------
                                        18,518,588
                                      ------------
Student Loan Marketing Assoc. (14.8%):
 20,000,000       1.23%, 3/20/03*....   20,000,000
 15,000,000       1.29%, 4/17/03*....   15,000,000
 35,000,000       1.25%, 5/15/03*....   34,999,999
 25,000,000       1.25%, 6/19/03*....   25,000,000
 23,000,000       1.26%, 8/21/03*....   23,000,000
                                      ------------
                                       117,999,999
                                      ------------
  Total U.S. Government Agencies       291,248,557
                                      ------------

 Principal
  Amount              Security Description              Value
 ------------    --------------------------------   ------------
U.S. Treasury Bills** (4.4%):
$ 25,000,000    1.22%, 3/27/03..................... $ 24,977,972
   5,000,000    1.14%, 4/3/03......................    4,994,775
   5,000,000    1.14%, 5/1/03......................    4,990,342
                                                    ------------
  Total U.S. Treasury Bills                           34,963,089
                                                    ------------
Repurchase Agreements (34.9%):
  35,500,000    Bear Stearns Cos., Inc., 1.34%,
                 3/3/03 (Purchased on 2/28/03,
                 proceeds at maturity
                 $35,503,964, collateralized by
                 U.S. Government Agency
                 Securities, fair value
                 $37,517,958)......................   35,500,000
 105,000,000    Deutsche Bank, 1.34%, 3/3/03
                 (Purchased on 2/28/03, proceeds
                 at maturity $105,011,725,
                 collateralized by U.S.
                 Government Agency Securities,
                 fair value $107,100,488)..........  105,000,000
 103,360,668    J.P. Morgan Chase & Co. 1.35%,
                 3/3/03 (Purchased on 2/28/03,
                 proceeds at maturity
                 $103,372,296, collateralized by
                 U.S. Government Agency
                 Securities, fair value
                 $105,429,669).....................  103,360,668
  35,000,000    Morgan Stanley Dean Witter & Co.
                 1.35%, 3/3/03 (Purchased on
                 2/28/03, proceeds at maturity
                 $35,003,792, collateralized by
                 U.S. Government Agency
                 Securities, fair value
                 $35,703,755)......................   35,000,000
                                                    ------------
  Total Repurchase Agreements                        278,860,668
                                                    ------------
  Total Investments (Cost $803,805,675)(a)--100.7%   803,805,675
  Liabilities in excess of other assets--(0.7)%       (5,853,303)
                                                    ------------
  Net Assets--100.0%                                $797,952,372
                                                    ============

--------
(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b) Illiquid security. Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended.

* Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2003. The date presented reflects the next rate change date.

**  Effective yield at purchase.

AG--Aktiengresellschaft (West German Stock Corp.)

PLC--Public Limited Company

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS
Institutional Cash Management Fund

                       Schedule of Portfolio Investments
                               February 28, 2003
                                  (Unaudited)

 Principal
  Amount                    Security Description                      Value
----------- -----------------------------------------------------  ------------
U.S. Treasury Bills** (8.9%):
$ 5,000,000 1.16%, 3/6/03......................................... $  4,999,194
  3,300,000 1.14%, 3/13/03........................................    3,298,749
  1,000,000 1.14%, 4/24/03........................................      998,290
  3,000,000 1.22%, 3/27/03........................................    2,997,357
                                                                   ------------
  Total U.S. Treasury Bills                                          12,293,590
                                                                   ------------
Commercial Paper** (15.3%):
Banking (5.1%):
    700,000 Abbey National PLC, 1.27%, 5/5/03.....................      698,395
    200,000 ABN-AMRO National Finance Corp. 1.25%, 3/27/03 ,......      199,819
    100,000 Fortis Funding, 1.32%, 3/12/03(b).....................       99,960
    600,000 Fortis Funding, 1.26%, 3/14/03(b).....................      599,728
  2,000,000 Lloyds TSB Bank, 1.27%, 3/11/03.......................    1,999,293
    300,000 Royal Bank of Scotland, 1.25%, 4/3/03.................      299,656
  1,200,000 Royal Bank of Scotland, 1.25%, 4/14/03................    1,198,167
  1,000,000 Wells Fargo, 1.25%, 4/10/03...........................      998,611
  1,000,000 Wells Fargo, 1.25%, 5/1/03............................      997,882
                                                                   ------------
                                                                      7,091,511
                                                                   ------------
Beverages (1.4%):
  2,000,000 Coca Cola Co., 1.22%, 4/28/03.........................    1,996,069
                                                                   ------------
Chemicals (1.4%):
  2,000,000 BASF AG, 1.26%, 3/31/03(b)............................    1,997,908
                                                                   ------------
Financial Services (2.2%):
  1,000,000 General Electric Capital Corp., 1.26%, 5/29/03........      996,885
    100,000 Merrill Lynch & Co., Inc., 1.25%, 3/4/03..............       99,990
  2,000,000 Salomon Smith Barney Holdings, 1.25%, 3/5/03..........    1,999,722
                                                                   ------------
                                                                      3,096,597
                                                                   ------------
Food Products & Services (0.5%):
    700,000 Nestle Capital, 1.21%, 3/26/03(b).....................      699,412
                                                                   ------------
Insurance (0.7%):
  1,000,000 American International Group Funding, 1.23%, 5/8/03...      997,677
                                                                   ------------
Oil--Integrated Companies (1.6%):
    250,000 BP Amoco, 1.24%, 3/5/03...............................      249,966
  2,000,000 ChevronTexaco Corp, 1.22%, 4/11/03....................    1,997,221
                                                                   ------------
                                                                      2,247,187
                                                                   ------------

 Principal
  Amount                    Security Description                      Value
----------- -----------------------------------------------------  ------------
Commercial Paper**, continued:
Pharmaceuticals (2.2%):
$   250,000 Glaxo Wellcome PLC, 1.28%, 3/6/03(b).................. $    249,956
    761,000 Merck and Co., Inc., 1.25%, 3/14/03...................      760,656
    250,000 Pfizer, Inc., 1.22%, 3/6/03(b)........................      249,958
  1,750,000 Pfizer, Inc., 1.23%, 4/29/03(b).......................    1,746,472
                                                                   ------------
                                                                      3,007,042
                                                                   ------------
  Total Commercial Paper                                             21,133,403
                                                                   ------------
U.S. Government Agencies (45.9%):
Fannie Mae (14.6%):
     15,000 1.50%, 3/10/03........................................       14,994
    500,000 6.04%, 3/17/03........................................      501,037
 10,000,000 1.21%, 4/1/03.........................................    9,989,581
  1,000,000 1.20%, 4/2/03.........................................      998,933
  3,279,000 5.75%, 4/15/03........................................    3,296,862
  1,210,000 4.63%, 5/15/03........................................    1,218,587
  1,114,000 4.00%, 8/15/03........................................    1,127,893
  2,750,000 5.91%, 8/25/03........................................    2,812,449
    150,000 5.50%, 9/29/03........................................      153,638
                                                                   ------------
                                                                     20,113,974
                                                                   ------------
Federal Farm Credit Bank (2.4%):
    125,000 1.67%, 4/1/03.........................................      125,049
     50,000 7.03%, 6/24/03........................................       50,876
    100,000 5.58%, 9/11/03........................................      102,260
  1,200,000 5.00%, 9/22/03........................................    1,225,198
  1,300,000 3.13%, 10/1/03........................................    1,314,245
    500,000 5.15%, 3/5/04.........................................      518,922
                                                                   ------------
                                                                      3,336,550
                                                                   ------------
Federal Home Loan Bank (18.9%):
  2,250,000 1.17%, 3/6/03.........................................    2,249,635
  2,000,000 1.21%, 3/7/03.........................................    1,999,597
    500,000 2.38%, 3/7/03.........................................      500,122
  1,500,000 1.20%, 3/11/03........................................    1,499,500
  1,500,000 1.21%, 3/17/03........................................    1,499,193
     50,000 5.79%, 3/17/03........................................       50,103
  2,000,000 1.19%, 3/24/03........................................    1,998,479
    105,000 5.76%, 3/25/03........................................      105,295
    400,000 5.68%, 3/27/03........................................      401,389
    100,000 6.00%, 3/27/03........................................      100,337
  2,000,000 1.18%, 4/2/03.........................................    1,997,902
     30,000 5.82%, 4/7/03.........................................       30,135
  2,000,000 1.18%, 4/9/03.........................................    1,997,443
  2,000,000 1.17%, 4/17/03........................................    1,996,945
     25,000 5.63%, 4/23/03........................................       25,154
    100,000 5.78%, 5/1/03.........................................      100,776

                                   Continued

AMERICAN PERFORMANCE FUNDS
Institutional Cash Management Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2003
                                  (Unaudited)

 Principal
  Amount                    Security Description                      Value
----------- -----------------------------------------------------  ------------
U.S. Government Agencies, continued:
Federal Home Loan Bank, continued:
$    50,000 2.38%, 5/13/03........................................ $     50,090
    100,000 5.89%, 5/13/03........................................      100,911
    490,000 7.25%, 5/15/03........................................      496,189
    250,000 5.87%, 6/2/03.........................................      252,973
    300,000 5.69%, 6/19/03........................................      304,063
     10,000 6.00%, 6/23/03........................................       10,141
    720,000 6.88%, 8/15/03........................................      738,574
  2,905,000 5.58%, 9/2/03.........................................    2,968,503
  2,000,000 5.63%, 9/2/03.........................................    2,044,330
    500,000 5.44%, 10/15/03.......................................      512,992
    100,000 5.03%, 11/3/03........................................      102,463
  1,300,000 2.50%, 11/14/03.......................................    1,311,312
     25,000 5.13%, 1/28/04........................................       25,816
    500,000 1.45%, 2/27/04........................................      500,000
                                                                   ------------
                                                                     25,970,362
                                                                   ------------
Freddie Mac (8.6%):
    100,000 6.87%, 3/3/03.........................................      100,036
  1,600,000 4.75%, 3/15/03........................................    1,602,299
  2,000,000 1.21%, 3/18/03........................................    1,998,862
    350,000 6.22%, 3/24/03........................................      351,136
  2,000,000 1.21%, 3/25/03........................................    1,998,387
  3,000,000 1.20%, 3/31/03........................................    2,997,008
    250,000 6.20%, 4/15/03........................................      251,492
  1,555,000 7.38%, 5/15/03........................................    1,575,058
    628,000 4.50%, 6/15/03........................................      633,966
    300,000 3.25%, 12/15/03.......................................      304,192
                                                                   ------------
                                                                     11,812,436
                                                                   ------------

 Principal
  Amount                    Security Description                       Value
----------- -----------------------------------------------------  ------------
U.S. Government Agencies, continued:
Student Loan Marketing Assoc. (1.4%):
$ 2,000,000 1.26%, 8/21/03*....................................... $  2,000,000
                                                                   ------------
  Total U.S. Government Agencies                                     63,233,322
                                                                   ------------
Repurchase Agreements (30.9%):
  4,500,000 Bear Stearns Cos., Inc., 1.34%, 3/3/03 (Purchased on
             2/28/03, proceeds at maturity $4,500,503,
             collateralized by U.S. Government Agency Securities,
             fair value $4,755,797)...............................    4,500,000
 15,000,000 Deutsche Bank, 1.34%, 3/3/03 (Purchased on 2/28/03,
             proceeds at maturity $15,001,675, collateralized by
             U.S. Government Agency Securities, fair value
             $15,300,070).........................................   15,000,000
 23,130,474 J.P. Morgan Chase & Co., 1.35%, 3/3/03 (Purchased on
             2/28/03, proceeds at maturity $23,133,076,
             collateralized by U.S. Government Agency Securities,
             fair value $23,593,484)..............................   23,130,474
                                                                   ------------
Total Repurchase Agreements                                          42,630,474
                                                                   ------------
  Total Investments
   (Cost $139,290,789)(a)--101.0%                                   139,290,789
  Liabilities in excess of other assets--(1.0)%                      (1,316,998)
                                                                   ------------
  Net Assets--100.0%                                               $137,973,791
                                                                   ============

--------
(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b) Illiquid security. Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended.

* Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2003. The date presented reflects the next rate change date.

**  Effective yield at purchase.

AG--Aktiengresellschaft (West German Stock Corp.)
PLC--Public Limited Company

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS
Intermediate Tax-Free Bond Fund

                       Schedule of Portfolio Investments
                               February 28, 2003
                                  (Unaudited)

 Shares
   or
Principal
 Amount            Security Description             Value
--------- -------------------------------------- -----------
Alternative Minimum Tax Paper (2.2%):
Illinois (0.9%):
$350,000  Chicago O'Hare International Airport,
           Revenue Refunding, Series A,
           5.60%, 1/1/07, Callable 1/1/03 @
           102*, Insured by: MBIA............... $   357,913
                                                 -----------
Texas (2.6%):
 250,000  Texas State Student Loan, GO, 6.50%,
           8/1/07, Callable 8/1/02 @ 100*.......     250,863
 250,000  Texas State Student Loan, GO, 5.75%,
           8/1/08, Callable 8/1/04 @ 100*.......     259,515
 500,000  Hurst Euless Bedford Texas
           Independent School District, GO,
           4.70%, 8/15/13, Callable 8/15/08 @
           100*, Insured by: PSF-GTD............     523,115
                                                 -----------
                                                   1,033,493
                                                 -----------
  Total Alternative Minimum Tax Paper                868,291
                                                 -----------
Municipal Bonds (98.0%):
Alabama (3.8%):
 475,000  Birmingham Alabama Refunding &
           Capital Improvement, GO, Series B,
           3.13%, 12/1/08, Insured by:
           AMBAC................................     489,863
 450,000  Huntsville Alabama Water System
           Revenue, 4.70%, 11/1/13,
           Callable 11/1/08 @ 101*..............     476,051
 500,000  Montgomery Educational Building
           Facilities Authority Revenue,
           Faulkner University Project, 4.95%,
           10/1/14, Callable 10/1/08 @ 102*,
           Insured by: MBIA.....................     537,610
                                                 -----------
                                                   1,503,524
                                                 -----------
Alaska (1.4%):
 500,000  Alaska State Housing Financial Corp.,
           Series A, 6.10%, 12/1/06.............     559,510
                                                 -----------
Arkansas (1.1%):
 425,000  Jonesboro Arkansas City Water, Public
           Utility System, 2.50%, 11/15/05......     437,975
                                                 -----------
California (1.4%):
 500,000  Folsom, School Facilities Project, GO,
           Series B, 6.00%, 8/1/06, Callable
           8/1/04 @ 102*, Insured by: FGIC......     545,160
                                                 -----------

 Shares
   or
Principal
 Amount            Security Description              Value
--------- --------------------------------------- -----------
Municipal Bonds, continued:
Georgia (1.2%):
 500,000  Atlanta Georgia Water & Wastewater
           Revenue, 1.07%**, 11/1/41............. $   500,000
                                                  -----------
Hawaii (1.4%):
 500,000  Hawaii State Refunding, GO, 5.13%,
           2/1/07, Insured by: FGIC--TCRS........     557,550
                                                  -----------
Illinois (11.5%):
$445,000  Chicago Park District Refunding, GO,
           5.45%, 1/1/04, Callable 1/1/03 @
           102*, Insured by: FGIC................     455,595
 400,000  Chicago Park District Refunding, GO,
           Series A, 5.25%, 11/15/12, Callable
           11/15/08 @ 100*, Insured by:
           MBIA..................................     422,384
 250,000  Chicago Project & Referendum, GO,
           Series B, 5.13%, 1/1/13, Callable
           1/1/06 @ 102*, Insured by: FGIC.......     273,220
 500,000  Chicago School Finance Authority
           Refunding, GO, Series A, 5.38%,
           6/1/08, Callable 6/1/03 @ 102*,
           Insured by: FGIC......................     515,390
 500,000  Illinois Development Finance
           Authority, Pollution Control
           Revenue Refunding, Commonwealth
           Edison Co., 5.70%, 1/15/09, Insured
           by: AMBAC.............................     574,210
 250,000  Illinois Health Facilities Authority
           Revenue, Edward Hospital Obligated
           Group--A, 5.50%, 2/15/15..............     274,310
 500,000  Illinois Health Facilities Authority
           Revenue, Methodist Medical Center,
           5.13%, 11/15/18, Callable 11/15/08
           @ 101*................................     516,145
 500,000  Illinois Health Facilities Authority,
           Arcs-Delnor Community Hospital,
           Series B, 1.05%**, 5/15/25............     500,000
 500,000  Illinois Health Facilities Revenue, OSF
           Healthcare System, 5.75%, 11/15/07,
           Callable 11/15/03 @ 102*..............     519,615
 285,000  Joliet Illinois Waterworks & Sewage
           Revenue, Series A, 5.00%, 1/1/14,
           Callable 1/1/12 @ 100*, Insured by:
           AMBAC.................................     309,573
 215,000  Kane County Illinois School District
           #129 Aurora West Side, GO, Series
           B, 4.70%, 2/1/15, Callable 2/1/12 @
           100*, Insured by: FGIC................     226,692
                                                  -----------
                                                    4,587,134
                                                  -----------

                                   Continued

AMERICAN PERFORMANCE FUNDS
Intermediate Tax-Free Bond Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2003
                                  (Unaudited)

 Shares
   or
Principal
 Amount            Security Description             Value
--------- -------------------------------------- -----------
Municipal Bonds, continued:
Indiana (4.2%):
$500,000  Blackford County School Building
           Revenue, First Mortgage, 5.10%,
           1/15/16, Callable 7/15/06 @ 101*,
           Insured by: AMBAC.................... $   520,260
 600,000  Indiana State Office Building Revenue,
           Series B, 5.25%, 7/1/15, Callable
           7/1/03 @ 102*, Insured by:
           AMBAC................................     613,901
 500,000  South Bend Water Works Revenue,
           4.75%, 1/1/12, Callable 1/1/06 @
           101*, Insured by: FSA................     532,900
                                                 -----------
                                                   1,667,061
                                                 -----------
Kentucky (0.8%):
 285,000  Northern Kentucky Water District
           Revenue, Series B, 3.50%, 2/1/07,
           Insured by: FSA......................     300,615
                                                 -----------
Louisiana (1.3%):
 500,000  Louisiana Public Facilities Authority,
           Louisiana Water Co. Project, 5.45%,
           2/1/13, Callable 8/1/07 @ 100*,
           Insured by: AMBAC....................     508,590
                                                 -----------
Michigan (5.7%):
 550,000  Detroit Sewer Disposal Revenue, Series
           A, 5.25%, 7/1/15, Callable 7/1/05 @
           101*, Insured by: MBIA...............     595,397
 600,000  Lake Orion, Michigan Community
           School District, GO, 5.00%, 5/1/16,
           Callable 5/1/12 @ 100*, Insured by:
           Q-SBLF...............................     646,145
 600,000  Michigan State Building Authority
           Revenue, Series I, 4.75%, 10/15/15,
           Callable 10/15/09 @ 100*.............     630,233
 400,000  Novi Michigan Special Assessment,
           4.75%, 10/1/14, Callable 10/1/08 @
           100*, Insured by: AMBAC..............     419,028
                                                 -----------
                                                   2,290,803
                                                 -----------

 Shares
   or
Principal
 Amount           Security Description            Value
--------- ------------------------------------ -----------
Municipal Bonds, continued:
Minnesota (1.6%):
$110,000  Burnsville Minnesota Independent
           School Dist #191, GO, Series A,
           4.88%, 2/1/09, Callable 2/1/06 @
           100*, Insured by: Student Credit
           Program............................ $   118,125
 500,000  Will County School District No. 122,
           GO, Series B, 5.10%, 11/1/15,
           Callable 11/01/11 @ 100*, Insured
           by: FGIC...........................     541,020
                                               -----------
                                                   659,145
                                               -----------
Missouri (3.1%):
 225,000  Pottawatomie County Kansas
           University School District No. 320,
           4.00%, 9/1/04......................     234,641
 505,000  Shawnee County Kansas, 1.60%,
           3/1/04.............................     505,954
 500,000  St. Louis Missouri School District
           University, 2.00%, 2/15/04.........     504,350
                                               -----------
                                                 1,244,945
                                               -----------
Nevada (3.3%):
 250,000  Clark County, Series A, GO, 6.00%,
           7/1/06, Callable 7/1/03 @ 101*.....     256,635
 500,000  Las Vegas Downtown Redevelopment
           Agency, Tax Increment Revenue
           Refunding, 5.40%, 6/1/07, Callable
           6/1/05 @ 101*, Insured by: FSA.....     537,490
 500,000  Reno Hospital Revenue, St. Mary's
           Regional Medical Center, 5.25%,
           5/15/07, Callable 5/15/03 @ 102*,
           Insured by: MBIA...................     512,880
                                               -----------
                                                 1,307,005
                                               -----------
New Jersey (1.2%):
 500,000  New Jersey State Turnpike Authority,
           Turnpike Revenue, Series G,
           1.00%**, 1/1/30....................     500,000
                                               -----------
New Mexico (0.6%):
 235,000  Aztec New Mexico School District,
           GO, 3.60%, 10/1/10, Insured by:
           FGIC...............................     241,846
                                               -----------

                                   Continued

AMERICAN PERFORMANCE FUNDS
Intermediate Tax-Free Bond Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2003
                                  (Unaudited)

 Shares
   or
Principal
 Amount           Security Description             Value
--------- ------------------------------------- -----------
Municipal Bonds, continued:
New York (1.2%):
$500,000  New York State, Series C,
           0.95%**, 3/15/21.................... $   500,000
                                                -----------
Ohio (1.3%):
 500,000  Ohio Municipal Electric Generation
           Agency, 5.38%, 2/15/13, Callable
           2/15/03 @ 102*, Insured by: AMBAC...     511,785
                                                -----------
Oklahoma (13.5%):
 150,000  Broken Arrow Oklahoma Municipal
           Authority Northeastern State
           University Project, 4.40%, 5/1/08,
           Callable 11/1/39 @ 100*, Insured by:
           AMBAC...............................     158,582
 200,000  Edmond OK Public Works Authority
           Utility, 5.60%, 7/1/19, Callable
           7/1/09 @ 100*, Insured by:
           AMBAC...............................     221,532
 765,000  Edmond, Oklahoma Public Works
           Authority, Revenue Refunding,
           5.00%, 7/1/15, Callable 7/1/08 @
           100*, Insured by: MBIA..............     815,435
  35,000  Grand River Dam Authority Revenue,
           5.75%, 6/1/06, Insured by: FSA-CR...      39,525
 330,000  Grand River Dam Authority Revenue,
           5.90%, 11/1/08, Callable 11/2/02 @
           101*, ETM...........................     370,854
 500,000  Oklahoma City Water Utilities
           Revenue, Series A, 5.00%, 7/1/16,
           Callable 7/1/09 @ 100*..............     529,745
 500,000  Oklahoma City, GO, 5.60%, 5/1/10,
           Callable 5/1/03 @ 100*..............     503,955
 350,000  Oklahoma Development Finance
           Authority Lease Revenue, Master-
           Oklahoma State System Higher
           Education, 3.63%, 12/1/10...........     361,645
 500,000  Oklahoma State Housing Finance
           Agency, Multifamily Housing
           Revenue, Series A4, 5.50%, 11/1/25,
           Callable 5/1/05 @ 100*, Mandatory
           Put 11/1/05, FNMA Collateral........     538,050
 285,000  Oklahoma University Board of
           Regents, Series A, 5.50%, 6/1/16,
           Callable 6/1/11 @ 100*..............     317,339
 100,000  Okmulgee Oklahoma Public Works
           Authority Revenue, Series B, 3.50%,
           8/1/03, Insured by: MBIA............     101,050

 Shares
   or
Principal
 Amount           Security Description             Value
--------- ------------------------------------- -----------
Municipal Bonds, continued:
Oklahoma, continued:
$500,000  Tulsa Industrial Authority, Hospital
           Revenue, St. John's Medical Center
           Project, 5.70%, 2/15/04............. $   521,815
 540,000  Tulsa Public Facilities Authority,
           Capital Improvement, Series 1988-B,
           5.70%, 3/1/05, Callable 3/1/03 @
           102*................................     552,442
 360,000  University of Oklahoma Revenues,
           Tulsa Campus, 3.80%, 1/1/12.........     367,862
                                                -----------
                                                  5,399,831
                                                -----------
Pennsylvania (4.2%):
 350,000  Bristol Township School District, GO,
           Series A, 5.25%, 2/15/09, Callable
           2/15/04 @ 100*, Insured by: MBIA,
           State Aid Withholding...............     363,062
 500,000  Harrisburg Recovery Facilities
           Revenue, Series A, 5.00%, 9/1/12,
           Callable 9/1/08 @ 101*, Insured by:
           FSA.................................     540,285
 250,000  Lackawanna County, GO, Series A,
           4.80%, 1/1/13, Callable 1/1/09 @
           100*, Insured by: FGIC..............     265,398
 500,000  Pennsylvania Housing Finance Agency,
           Ingle Family Mortgage, Series A 75,
           1.15%, 10/1/32......................     500,000
                                                -----------
                                                  1,668,745
                                                -----------
South Carolina (0.6%):
 250,000  Pickens County South Carolina School
           District, 2.25%, 3/1/06.............     254,680
                                                -----------
South Dakota (1.2%):
 455,000  South Dakota Housing Development
           Authority, Homeownership
           Mortgage, Series A, 5.70%, 5/1/08,
           Callable 5/1/06 @ 102*..............     495,031
                                                -----------
Texas (19.6%):
 555,000  Allen Texas, GO, 4.50%, 9/1/13,
           Callable 9/1/12 @ 100*, Insured by:
           AMBAC...............................     589,538
  50,000  Bay City Texas Independent School
           District, GO, 4.80%, 2/15/14,
           Callable 2/15/08 @ 100*, Insured by:
           PSF-GTD.............................      52,033

                                   Continued

AMERICAN PERFORMANCE FUNDS
Intermediate Tax-Free Bond Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2003
                                  (Unaudited)

 Shares
   or
Principal
 Amount           Security Description             Value
--------- ------------------------------------- -----------
Municipal Bonds, continued:
Texas, continued:
$525,000  Corpus Christi Texas Independent,
           3.20%, 8/15/10, Insured by: PSF-
           GTD................................. $   523,199
 500,000  Dallas, Texas Independent School
           District, GO, 4.50%, 8/15/14,
           Callable 8/15/09 @ 100*, Insured by:
           PST-GTD.............................     518,375
 165,000  Del Rio, Texas, GO, Series B, 4.50%,
           7/1/16, Callable 7/1/12 @ 100*,
           Insured by: AMBAC...................     170,590
 100,000  Denton County Texas, GO, 5.20%,
           7/15/14, Callable 7/15/04 @ 100*,
           Insured by: FGIC....................     104,515
 500,000  Houston Refunding & Public
           Improvement, GO, Series A, 4.75%,
           3/1/17, Callable 3/1/09 @ 100*,
           Insured by: MBIA....................     514,470
 500,000  Houston Texas Hotel Occupancy, Arc-
           Convention, 1.02%**, 9/1/33.........     500,000
 250,000  Houston Texas Independent School
           District, DN, 8/15/05, Insured by:
           PSF-GTD.............................     240,610
 500,000  Katy Independent School District, GO,
           Series A, 4.80%, 2/15/14, Callable
           2/15/08 @ 100*......................     520,330
 215,000  Lubbock, Texas Independent School
           District, GO, 4.50%, 2/15/16,
           Callable 2/15/12 @ 100*, Insured by:
           PSF-GTD.............................     221,719
 550,000  Pflugerville, GO, 4.75%, 8/1/20,
           Callable 8/1/13 @ 100*, Insured by:
           FGIC................................     563,624
 350,000  Port Arthur Naval District Refunding,
           GO, 4.88%, 3/1/17, Callable 3/1/08
           @ 100*, Insured by: AMBAC...........     360,091
 260,000  Port Houston Authority Texas Harris
           County, 3.75%, 10/1/11..............     264,878
 500,000  San Antonio, Texas Electric & Gas
           Revenue, 4.50%, 2/1/21, Callable
           2/1/09 @ 100*.......................     493,925
  50,000  San Patricio, Texas Municipal Water
           District, 4.75%, 7/10/13, Callable
           7/10/09 @ 100*, Insured by: FSA.....      52,792
 500,000  Tarant County, Texas Water Control,
           4.50%, 3/1/11, Callable 3/1/03 @
           100*, Insured by: AMBAC.............     500,145

 Shares
   or
Principal
 Amount            Security Description             Value
--------- -------------------------------------- -----------
Municipal Bonds, continued:
Texas, continued:
$500,000  Tarrant County Water Control,
           Revenue Bond, 4.75%, 3/1/12,
           Callable 3/1/03 @ 100*, Insured by:
           AMBAC................................ $   500,155
 400,000  Tomball Independent School District,
           GO, 4.75%, 2/15/16, Callable
           2/15/09 @ 100*.......................     413,628
 350,000  University of Texas Revenue, 4.38%,
           8/15/10, Callable 8/15/07 @ 100*.....     367,840
 400,000  Wichita Falls Texas Independent
           School, 4.30%, 2/1/11................     415,048
                                                 -----------
                                                   7,887,505
                                                 -----------
Utah (3.5%):
 250,000  Utah State, GO, Series A, 5.00%,
           7/1/12, Callable 1/1/10 @ 100.50*....     281,995
 575,000  Utah State Housing Financial Agency,
           5.10%, 7/1/18, Callable 1/1/10 @
           101.5*, Insured by: FHA/VA
           MTGS.................................     592,371
 500,000  Washington County, Utah School
           District St. George, Series A, 4.50%,
           3/1/15, Callable 3/1/12 @ 100*,
           Insured by: School Board
           Guarantee............................     522,215
                                                 -----------
                                                   1,396,581
                                                 -----------
Washington (7.3%):
 400,000  Grays Harbor County Public Utility,
           Revenue Bond, Callable 1/1/07 @
           100*, 5.13%, 1/1/14, Insured by:
           AMBAC................................     428,584
 300,000  Seattle Drain & Wastewater, Revenue
           Refunding & Improvement, 5.00%,
           11/1/17, Callable 11/1/11 @100*,
           Insured by: FGIC.....................     317,952
 500,000  Washington State Health Care
           Facilities, Revenue Bond, 5.13%,
           12/1/12, Callable 12/1/07 @ 101*,
           Insured by: MBIA.....................     530,765
 350,000  Washington State Health Care
           Facilities, Revenue Bond, 5.50%,
           11/15/13, Callable 11/15/08 @ 101*,
           Insured by: AMBAC....................     384,783

                                   Continued

AMERICAN PERFORMANCE FUNDS
Intermediate Tax-Free Bond Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2003
                                  (Unaudited)

 Shares
   or
Principal
 Amount                     Security Description                        Value
--------- ---------------------------------------------------------  -----------
Municipal Bonds, continued:
Washington, continued:
$550,000  Washington State Higher Education Facilities Authority,
           Revenue Refunding, Gonzaga University Project, 4.75%,
           4/1/22, Callable 4/1/08 @ 100*........................... $   551,705
  750000  Washington State Public Improvement, GO, Series A, 4.50%,
           7/1/23, Callable 7/1/08 @ 100*...........................     732,367
                                                                     -----------
                                                                       2,946,156
                                                                     -----------
Wisconsin (0.7%):
 250,000  Milwaukee County Wisconsin, GO, Series A, 5.00%, 10/1/14,
           Callable 10/01/11 @ 100*.................................     270,910
                                                                     -----------
  Total Municipal Bonds                                               39,265,202
                                                                     -----------

 Shares
   or
Principal
 Amount                    Security Description                       Value
--------- -------------------------------------------------------  -----------
Investment Companies (2.7%):
$535,871  American Advantage Tax-Free Fund........................ $   535,871
 537,996  SEI Institutional Tax-Free Fund.........................     537,996
                                                                   -----------
  Total Investment Companies                                         1,073,867
                                                                   -----------
  Total Investments (Cost $39,462,527) (a)--102.9%                  41,207,360
  Liabilities in excess of other assets--(2.9)%                     (1,162,965)
                                                                   -----------
  Net Assets--100.0%                                               $40,044,395
                                                                   ===========

--------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation as follows:

                Unrealized appreciation............ $1,751,686
                Unrealized depreciation............     (6,853)
                                                    ----------
                Net unrealized appreciation........ $1,744,833
                                                    ==========

* Represents next call date. Additional subsequent call dates and amounts also apply to this security.

** Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2003. The date presented reflects the next rate change date.

AMBAC--AMBAC Indemnity Corporation
ETM--Escrowed to Maturity
FGIC--Financial Guaranty Insurance Corporation
FHA--Federal Housing Administration
FNMA--Federal National Mortgage Association
FSA-CR--Financial Security Assurance Credit
GO--General Obligation Bond
LOC--Line of Credit
MBIA--Municipal Bond Insurance Association
PSF-GTD--Public School Fund Guaranteed
PST-GTD--Public School Trust Guaranteed
Q-SBLF--Qualified School Bond Loan Fund
SD CRED PROG--Student Credit Program
TCRS--Transferable Custodial Receipts
VA MTGS--Veterans Administration Mortgages

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS
Short-Term Income Fund

                       Schedule of Portfolio Investments
                               February 28, 2003
                                  (Unaudited)

 Shares
   or
Principal
 Amount                     Security Description                       Value
---------- -------------------------------------------------------  -----------
Collateralized Mortgage Obligations (42.1%):
$   44,033 ABN-AMRO Mortgage Corp, Series 2001-1, Class A5, 6.50%,
            5/25/31................................................ $    44,253
 1,470,908 ABN-AMRO Mortgage Corp, Series 2001-8, Class 2A1,
            6.50%, 1/25/32.........................................   1,480,792
    67,155 BA Mortgage Securities, Inc., Series 1997-2, Class 1A5,
            7.25%, 10/25/27........................................      67,055
    30,000 Bank of America Mortgage Securities, Series 1999-5,
            Class A6, 6.75%, 5/25/29...............................      30,339
   101,015 Chase Mortgage Finance Corp., Series 1999-S5, Class A7,
            6.50%, 5/25/29.........................................     100,995
    47,665 Chase Mortgage Finance Corp., Series 1998-S8, Class A2,
            6.00%, 1/25/29.........................................      48,826
 1,380,358 Chase Mortgage Finance Corporation, Series 1999-S9,
            Class A1, 6.25%, 7/25/14...............................   1,400,387
    50,604 Citicorp Mortgage Securities, Inc., Series 1994-9,
            Class A8, 5.75%, 6/25/09...............................      51,509
    52,780 Citicorp Mortgage Securities, Inc., Series 1993-7,
            Class A3, 7.00%, 6/25/23...............................      53,085
   269,361 Citigroup Mortgage Securities, Inc., Series 1999-4,
            Class A19, 7.00%, 6/25/29..............................     270,408
    44,024 CMC Securities Corp. III, Series 1998-1, Class 2A,
            6.50%, 4/25/13.........................................      45,295
    20,519 Countrywide Funding Corp., Series 1994-13, Class A8,
            6.50%, 6/25/09.........................................      20,880
    59,370 Countrywide Funding Corp., Series 1994-17, Class A8,
            7.75%, 7/25/24.........................................      59,272
    15,000 Countrywide Funding Corp., Series 1994-17, Class A11,
            8.25%, 7/25/24.........................................      14,976
   154,319 Countrywide Funding Corp., Series 1994-4, Class A12,
            6.95%, 4/25/24.........................................     156,459
    25,000 Countrywide Home Loans, Series 1998-21, Class A2,
            6.50%, 1/25/29.........................................      25,194

  Shares
    or
 Principal
  Amount                    Security Description                      Value
----------- ------------------------------------------------------ ------------
Collateralized Mortgage Obligations, continued:
$   696,939 Countrywide Home Loans, Series 1999-2, Class A6,
             6.25%, 4/25/14....................................... $    709,289
  1,297,254 Countrywide Home Loans, Series 1999-7, Class A1,
             6.50%, 8/25/14.......................................    1,310,070
     20,000 Countrywide Home Loans, Series 2000-2, Class A4,
             7.70%, 4/25/30.......................................       20,001
     34,213 Countrywide Home Loans, Series 2001-7, Class A2,
             7.00%, 4/25/31.......................................       34,418
     42,775 Countrywide Mortgage Backed Securities, Inc., Series
             1993-E, Class A6, 6.50%, 1/25/24.....................       43,577
    100,593 Countrywide Mortgage Backed Securities, Inc., Series
             1994-J, Class A7, 8.00%, 6/25/24.....................      101,517
    123,077 Credit Suisse First Boston Mortgage Securities Corp.,
             Series 2001-26, Class 2A4, 6.00%, 11/25/31...........      125,541
      3,313 Fannie Mae, Series 1992-47, Class J, 8.00%, 2/25/07...        3,365
    182,758 Fannie Mae, Series 1992-196, Class J, 6.00%, 11/25/07.      192,118
     58,131 Fannie Mae, Series 1993-78, Class KA, 6.50%, 6/25/08..       58,600
     36,479 Fannie Mae, Series 1993-85, Class H, 6.50%, 6/25/08...       37,251
     12,787 Fannie Mae, Series 1997-23, Class PE, 6.00%, 9/25/08..       12,813
     75,000 Fannie Mae, Series 1993-191, Class PJ, 6.00%, 10/25/08       81,714
    921,481 Fannie Mae, Series 1999-1, Class K, 5.50%, 12/25/08...      977,284
     68,510 Fannie Mae, Series 1992-124, Class D, 7.00%, 4/25/10..       69,369
    121,000 Fannie Mae, Series 1996-9, Class H, 6.50%, 11/25/13...      125,432
    443,000 Fannie Mae, Series 1998-32, Class TE, 6.00%, 12/18/15.      451,807
    176,811 Fannie Mae, Series 2001-4, Class PA, 6.50%, 9/25/18...      180,987
      6,683 Fannie Mae, Series 1993-44, Class PH, 6.75%, 5/25/19..        6,705

                                   Continued

AMERICAN PERFORMANCE FUNDS
Short-Term Income Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2003
                                  (Unaudited)

  Shares
    or
 Principal
  Amount                     Security Description                      Value
------------ ------------------------------------------------------ ------------
Collateralized Mortgage Obligations, continued:
$      2,661 Fannie Mae, Series 1992-188, Class PJ, 7.50%, 10/25/19 $      2,659
     143,655 Fannie Mae, Series 2002-27, Class OJ, 5.50%, 8/5/20...      144,722
       8,084 Fannie Mae, Series 1991-14, Class H, 7.00%, 10/25/20..        8,084
       7,727 Fannie Mae, Series 1991-108, Class J, 7.00%, 9/25/21..        8,331
   1,093,976 Fannie Mae, Series 1991-165, Class L, 7.50%, 12/25/21.    1,132,287
      67,225 Fannie Mae, Series 1992-11, Class E, 8.00%, 12/25/21..       72,089
       2,602 Fannie Mae, Series 1993-9, Class PH, 7.00%, 1/25/22...        2,603
      96,223 Fannie Mae, Series 1992-34, Class G, 8.00%, 3/25/22...      104,064
      29,182 Fannie Mae, Series 1992-82, Class E, 7.00%, 4/25/22...       30,271
      31,433 Fannie Mae, Series 1992-149, Class G, 7.00%, 6/25/22..       32,337
      22,492 Fannie Mae, Series 1993-75, Class C, 6.00%, 9/25/22...       22,784
      52,020 Fannie Mae, Series 1992-172, Class K, 7.00%, 9/25/22..       52,662
      47,520 Fannie Mae, Series G92-61, Class G, 7.00%, 10/25/22...       49,266
      39,892 Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22.       42,461
     192,634 Fannie Mae, Series 1993-252, Class M, 6.50%, 5/25/23..      195,043
     290,000 Fannie Mae, Series 1993-225, Class ND, 6.50%, 12/25/23      294,889
     750,000 Fannie Mae, 5.50%, 2/25/24............................      775,452
       3,816 Fannie Mae, Series 1997-55, Class A, 7.00%, 3/18/26...        3,834
   2,000,000 Fannie Mae, Callable 4/25/03 @ 100, 6.15%, 4/25/08....    2,014,082
   1,000,000 Fannie Mae, Callable 9/12/03 @ 100, 5.02%, 9/12/05....    1,018,653
      79,703 Fannie Mae, Series 1992-174, Class H, 7.25%, 9/25/21..       80,564
      10,023 Fannie Mae, Series 1993-19, Class J, 5.00%, 4/25/22...       10,018

  Shares
    or
 Principal
  Amount                    Security Description                      Value
----------- ------------------------------------------------------ ------------
Collateralized Mortgage Obligations, continued:
$   151,794 Fannie Mae, Series 1993-223, Class L, 6.50%, 9/25/22.. $    155,548
     40,067 Fannie Mae, Series 1993-225, Class WE, 6.50%, 12/25/13       41,650
     11,017 Fannie Mae, Series 1993-25, Class H, 7.25%, 2/25/22...       11,095
     11,053 Fannie Mae, Series 1994-23, Class B, 6.00%, 7/25/23...       11,255
     28,492 Fannie Mae, Series 1994-32, Class F, 3.66%, 3/25/09...       28,791
     27,000 Fannie Mae, Series 1997-17, Class LL, 7.25%, 7/18/26..       27,276
     24,000 Fannie Mae, Series 1997-28, Class LL, 7.50%, 2/20/26..       24,344
     27,000 Fannie Mae, Series 1997-45, Class CC, 7.40%, 1/18/27..       27,505
    369,968 Fannie Mae, Series 1997-81, Class PC, 5.00%, 4/18/27..      377,277
      5,465 Fannie Mae, Series 1997-91, Class G, 6.50%, 1/18/25...        5,465
    154,309 Fannie Mae, Series 1998-30, Class B, 6.50%, 8/20/24...      155,627
    138,916 Fannie Mae, Series 2001-53, Class PE, 6.50%, 10/25/24.      140,087
    915,379 Fannie Mae, Series 2002-47, Class JA, 5.50%, 8/25/17..      919,606
  1,221,097 Fannie Mae, Series 2002-57, Class DE, 5.50%, 12/25/16.    1,228,629
     80,000 Fannie Mae, Series 2002-74, Class TB, 5.00%, 1/25/12..       83,735
    400,725 Fannie Mae, Series G93-39, Class E, 6.50%, 4/25/21....      406,725
     81,554 Fannie Mae, Series G94-2, Class D, 6.45%, 1/25/24.....       86,143
  4,000,000 Fannie Mae, Series MTN, Callable 4/23/03 @
             100, 6.29%, 4/23/08..................................    4,025,760
     19,484 Freddie Mac, Series 1106, Class E, 7.50%, 7/15/06.....       19,482
     12,554 Freddie Mac, Series 1203, Class H, 6.00%, 1/15/07.....       12,710
     37,000 Freddie Mac, Series 1458, Class K, 7.00%, 1/15/08.....       40,400
      7,644 Freddie Mac, Series 1475, Class O, 7.00%, 2/15/08.....        7,769
     76,426 Freddie Mac, Series 1679, Class H, 6.00%, 11/15/08....       78,127

                                   Continued

AMERICAN PERFORMANCE FUNDS
Short-Term Income Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2003
                                  (Unaudited)

  Shares
    or
 Principal
  Amount                    Security Description                      Value
----------- -----------------------------------------------------  ------------
Collateralized Mortgage Obligations, continued:
$    66,069 Freddie Mac, Series 1992, Class C, 6.00%, 3/15/11..... $     66,594
    255,958 Freddie Mac, Series 2320, Class TC, 6.00%, 12/15/11...      256,224
  1,630,104 Freddie Mac, 5.50%, 6/15/17...........................    1,638,257
    439,119 Freddie Mac, 5.00%, 9/15/17...........................      442,054
  2,924,809 Freddie Mac, Series 2514, Class KC, 5.00%, 10/15/17...    2,950,326
  4,299,921 Freddie Mac, 5.00%, 11/15/17..........................    4,362,005
  1,451,600 Freddie Mac, 5.25%, 12/15/17..........................    1,468,877
     55,000 Freddie Mac, Series 26, Class D, 6.50%, 10/25/18......       58,083
    599,875 Freddie Mac, Series 33, Class D, 8.00%, 4/15/20.......      635,404
    105,619 Freddie Mac, Series 2362, Class PE, 6.00%, 7/15/20....      107,188
      1,212 Freddie Mac, Series 1035, Class F, 7.00%, 12/15/20....        1,211
     64,721 Freddie Mac, Series 114, Class H, 6.95%, 1/15/21......       70,377
     19,076 Freddie Mac, Series 115, Class I, 7.00%, 2/15/21......       19,480
     27,895 Freddie Mac, Series 139, Class G, 7.00%, 4/15/21......       28,474
     21,119 Freddie Mac, Series 1212, Class H, 8.00%, 8/15/21.....       21,157
      1,276 Freddie Mac, Series 1674, Class B, 6.05%, 10/15/21....        1,276
    153,731 Freddie Mac, Series 1173, Class E, 6.50%, 11/15/21....      160,435
    103,833 Freddie Mac, Series 1163, Class JA, 7.00%, 11/15/21...      109,329
        625 Freddie Mac, Series 1599, Class B, 6.00%, 1/15/22.....          625
     88,112 Freddie Mac, Series 1217, Class I, 7.00%, 3/15/22.....       92,751
      7,026 Freddie Mac, Series 1622, Class C, 6.25%, 4/15/22.....        7,029
     34,225 Freddie Mac, Series 1518, Class E, 7.00%, 4/15/22.....       34,531
     55,584 Freddie Mac, Series 1534, Class G, 6.00%, 5/15/22.....       56,477
    117,000 Freddie Mac, Series 1548, Class E, 7.00%, 5/15/22.....      119,657
     70,331 Freddie Mac, Series 1614, Class O, 6.50%, 7/15/22.....       70,803

  Shares
    or
 Principal
  Amount                    Security Description                      Value
----------- -----------------------------------------------------  ------------
Collateralized Mortgage Obligations, continued:
$    79,577 Freddie Mac, Series 1384, Class C, 7.00%, 7/15/22..... $     81,656
     89,616 Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22.....       95,701
     31,000 Freddie Mac, Series 1486, Class C, 7.00%, 11/15/22....       31,431
     69,831 Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23.....       72,493
    234,310 Freddie Mac, Series 1643, Class E, 6.50%, 5/15/23.....      245,346
     41,219 Freddie Mac, Series 1629, Class OA, 6.00%, 6/15/23....       42,204
     50,317 Freddie Mac, Series 2082, Class PE, 6.00%, 11/15/23...       50,747
    391,125 Freddie Mac, Series 1621, Class M, 6.50%, 11/15/23....      396,716
     17,536 Freddie Mac, Series 1634, Class D, 6.00%, 12/15/23....       17,587
    105,168 Freddie Mac, Series 1675, Class M, 6.50%, 12/15/23....      106,867
     64,000 Freddie Mac, Series 1653, Class D, 6.75%, 1/15/24.....       66,366
    384,638 Freddie Mac, Series 1669, Class L, 6.50%, 2/15/24.....      389,060
     28,231 Freddie Mac, Series 1806, Class C, 6.50%, 5/15/25.....       28,792
     38,696 Freddie Mac, Series 2160, Class D, 6.00%, 9/15/25.....       39,415
     28,862 Freddie Mac, Series 1983, Class U, 7.00%, 11/17/25....       28,929
    130,332 Freddie Mac, Series 2152, Class AC, 7.50%, 1/15/26....      133,510
    272,521 Freddie Mac, Series 2333, Class EH, 6.50%, 6/15/26....      276,428
     26,000 Freddie Mac, Series 53, Class A, 7.125%, 7/20/26......       27,415
     23,715 Freddie Mac, Series 2149, Class EA, 6.50%, 9/15/26....       24,050
    244,030 Freddie Mac, Series 2479, Class HK, 6.10%, 2/15/29....      247,938
    159,030 Freddie Mac, Series 2360, Class GM, 6.50%, 6/15/29....      163,184
    100,000 Freddie Mac, Series 2295, Class PD, 6.00%, 12/15/25...      100,541
  2,000,000 Freddie Mac, Series 2399, Class XK, 5.50%, 7/15/22....    2,042,006

                                   Continued

AMERICAN PERFORMANCE FUNDS
Short-Term Income Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2003
                                  (Unaudited)

  Shares
    or
 Principal
  Amount                    Security Description                      Value
----------- -----------------------------------------------------  ------------
Collateralized Mortgage Obligations, continued:
$    38,416 Freddie Mac, Series 1481, Class K, 7.25%, 6/15/22..... $     39,202
     35,000 Freddie Mac, Series 1599, Class C, 6.10%, 10/15/23....       36,959
     49,623 Freddie Mac, Series 1611, Class I, 6.00%, 2/15/23.....       51,355
     25,026 Freddie Mac, Series 1617, Class C, 6.50%, 2/15/23.....       25,155
     53,928 Freddie Mac, Series 1646, Class N, 6.50%, 3/15/23.....       54,357
     81,432 Freddie Mac, Series 1959, Class B, 6.50%, 5/15/27.....       82,746
     10,000 Freddie Mac, Series 1971, Class MM, 7.00%, 5/20/26....       10,119
    680,560 Freddie Mac, Series 2046, Class E, 6.50%, 1/15/26.....      687,499
     30,733 Freddie Mac, Series 2054, Class PC, 6.25%, 7/15/22....       30,832
    607,587 Freddie Mac, Series 2082, Class A, 6.50%, 4/15/26.....      616,284
      1,715 Freddie Mac, Series 2105, Class PU, 6.50%, 10/15/09...        1,715
    136,548 Freddie Mac, Series 2278, Class CD, 6.50%, 6/15/29....      137,895
    153,888 Freddie Mac, Series 2313, Class CM, 6.30%, 9/15/27....      154,389
    147,742 Freddie Mac, Series 2344, Class C, 5.50%, 8/15/08.....      148,731
     63,847 Freddie Mac, Series 2344, Class VB, 6.50%, 7/15/20....       63,994
     37,819 Freddie Mac, Series 2366, Class MB, 4.50%, 11/15/09...       38,143
  1,000,000 Freddie Mac, Series 2391, Class XL, 5.00%, 3/15/17....    1,008,048
    255,000 Freddie Mac, Series 2410, Class PH, 5.50%, 1/15/18....      256,319
     45,293 Freddie Mac, Series 2413, Class A, 6.50%, 11/15/29....       46,344
    702,068 Freddie Mac, Series 2434, Class EG, 5.25%, 12/15/09...      715,904
    784,803 Freddie Mac, Series 2448, Class CM, 5.75%, 12/15/12...      788,307
     80,000 Freddie Mac, Series 2508, Class GL, 5.50%, 2/15/16....       83,784
    952,205 Freddie Mac, Series 85, Class C, 8.60%, 1/15/21.......      986,344

  Shares
    or
 Principal
  Amount                    Security Description                      Value
----------- -----------------------------------------------------  ------------
Collateralized Mortgage Obligations, continued:
$   500,000 Freddie Mac, Series G607, Callable 3/27/03 @
             100, 3.00%, 12/27/07................................. $    500,500
  1,000,000 Freddie Mac, Series MTN, Callable 03/27/03 @
             100, 2.63%, 12/27/04.................................    1,001,250
  3,000,000 Freddie Mac, Series MTN, Callable 12/16/03 @
             100, 3.13%, 12/16/05.................................    3,029,064
    100,000 Freddie Mac, Series MTN, Callable 5/16/03 @
             100, 3.25%, 5/16/05..................................      100,338
    500,000 Freddie Mac, Series MTN, Callable 7/15/03 @
             100, 3.05%, 7/15/04..................................      503,125
    500,000 Freddie Mac, Series VN07, Callable on 3/20/03 @
             100, 3.25%, 9/20/07..................................      500,450
    250,000 Freddie Mac, Series YT07, Callable 7/30/03 @
             100, 6.02%, 7/30/07..................................      255,007
     15,994 General Electric Capital Mortgage Services, Inc.,
             Series 1998-7, Class A, 6.50%, 4/25/13...............       16,325
      5,189 General Electric Capital Mortgage Services, Inc.,
             6.50%, 10/25/23......................................        5,213
     88,137 General Electric Capital Mortgage Services, Inc.,
             Series 1993-16, Class A11, 6.00%, 12/25/23...........       88,329
    456,288 General Electric Capital Mortgage Services, Inc.,
             6.00%, 12/25/28......................................      457,410
    501,757 General Electric Capital Mortgage Services, Inc.,
             Series 1998-2, Class A5, 7.00%, 1/25/25..............      503,172
    113,552 General Electric Mortgage Trust Certificates, Series
             2001-1, Class A1, 6.00%, 12/25/28....................      113,688
    124,919 Government National Mortgage Assoc., Series 2000-6,
             Class VC, 7.50%, 4/20/17.............................      126,987
    136,577 Government National Mortgage Assoc., Series 98-19,
             Class A, 6.50%, 10/20/20.............................      139,108
     83,579 Government National Mortgage Assoc, Series 2001-17,
             Class PH, 5.50%, 1/20/25.............................       84,127

                                   Continued

AMERICAN PERFORMANCE FUNDS
Short-Term Income Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2003
                                  (Unaudited)

  Shares
    or
 Principal
  Amount                    Security Description                      Value
----------- -----------------------------------------------------  ------------
Collateralized Mortgage Obligations, continued:
$    74,969 Government National Mortgage Assoc., Series 1998-6,
             Class C, 6.50%, 3/20/25.............................. $     76,071
    155,000 Government National Mortgage Assoc., Series 1998-24,
             Class K, 6.50%, 7/20/25..............................      158,145
  5,703,304 Government National Mortgage Assoc., Series 2002-46,
             Class PA, 6.00%, 3/20/32.............................    5,767,554
    250,000 Government National Mortgage Association, 6.25%,
             8/20/27..............................................      261,886
      8,292 Government National Mortgage Association, Series
             2000-23, Class AC, 7.50%, 5/20/28....................        8,304
  2,000,000 GSR Mortgage Loan Trust, 6.50%, 7/25/32...............    2,061,283
     35,014 Headlands Mortgage Securities, Inc., Series 1997-5,
             Class A1, 6.75%, 11/25/27............................       35,046
     12,353 Investors Government National Mortgage Assoc.
             Mortgage Backed Securities Trust, Inc., Series
             1984-2, Class E, 7.88%, 4/25/08......................       12,611
    227,568 Norwest Asset Securities Corp., Series 1999-22, Class
             A1, 6.50%, 9/25/14...................................      233,939
    290,120 Norwest Asset Securities Corp., Series 1999-6I, Class
             A1, 6.00%, 3/25/29...................................      293,862
    206,589 Norwest Asset Securities Corp., Series 1998-6, Class
             A15, 6.75%, 4/25/28..................................      208,741
     60,000 Norwest Asset Securities Corp., Series 1999-09, Class
             A13, 6.75%, 4/25/29..................................       60,822
    301,721 Norwest Asset Securities Corp., Series 1999-4, Class
             A1, 6.50%, 3/26/29...................................      304,126
    334,000 Norwest Asset Securities Corp., Series 1999-9, Class
             A22, 7.00%, 4/25/29..................................      342,152
    143,048 PNC Mortgage Securities Corp., Series 1998-11, Class
             2A1, 6.50%, 11/25/13.................................      146,751

 Shares
   or
Principal
 Amount                   Security Description                    Value
--------- -----------------------------------------------------  --------
Collateralized Mortgage Obligations, continued:
$124,001  PNC Mortgage Securities Corp., Series 1996-1, Class
           A9, 7.75%, 6/25/26................................... $124,183
  19,373  PNC Mortgage Securities Corp., Series 1999-3, Class
           4A1, 6.75%, 4/25/29..................................   19,378
 919,899  PNC Mortgage Securities Corp., Series 1999-5, Class
           1A6, 6.50%, 7/25/29..................................  926,635
  20,000  PNC Mortgage Securities Corp., Series 1998-11, Class
           1A8, 6.50%, 11/25/28.................................   20,212
  40,000  PNC Mortgage Securities Corp., Series 1998-12, Class
           1A1, 7.00%, 1/25/29..................................   41,110
 250,751  PNC Mortgage Securities Corp., Series 1998-12, Class
           4A5, 6.48%, 1/25/29..................................  255,818
 111,698  Prudential Home Mortgage Securities, Series 1992-29,
           Class A9, 8.00%, 10/25/22............................  112,074
  32,033  Prudential Home Mortgage Securities, 7.75%, 2/25/23...   32,001
  39,578  Prudential Home Mortgage Securities, 6.75%, 10/25/23..   39,677
 528,850  Prudential Home Mortgage Securities, Series 1994-2,
           Class A8, 6.75%, 2/25/24.............................  539,668
 200,837  Prudential Home Mortgage Securities, 7.00%, 10/25/24..  202,984
  18,000  Prudential Home Mortgage Securities, Series 1995-5,
           Class A5, 7.55%, 9/25/25.............................   17,970
  81,712  Residential Accredit Loans, Inc., Series 1998-QS16,
           Class A1, 6.50%, 11/25/13............................   83,880
 291,931  Residential Accredit Loans, Inc., 7.50%, 2/25/27......  296,150
  76,317  Residential Accredit Loans, Inc., Series 1998-QS7,
           Class CB2, 6.75%, 7/25/28............................   76,396
  91,231  Residential Accredit Loans, Inc., Series 99-QS7,
           Class A1, 6.75%, 6/25/29.............................   91,643

                                   Continued

AMERICAN PERFORMANCE FUNDS
Short-Term Income Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2003
                                  (Unaudited)

  Shares
    or
 Principal
  Amount                    Security Description                      Value
----------- -----------------------------------------------------  ------------
Collateralized Mortgage Obligations, continued:
$    27,377 Residential Accredit Loans, Inc., Series 1999-QS3,
             Class A1, 6.50%, 3/25/29............................. $     27,545
  1,097,413 Residential Asset Securitization Trust, Series
             1998-A5, Class A5, 6.75%, 6/25/28....................    1,118,766
    468,695 Residential Asset Securitization Trust, Series
             2001-A1, Class 1A2, 5.82%, 8/25/25...................      469,606
    572,463 Residential Asset Securitization
             Trust, Series 2001-A1, Class 2A2, 5.68%, 8/25/25.....      574,971
     66,389 Residential Funding Mortgage Securities I, Inc.,
             Series 1999-S15, Class A2, 6.50%, 6/25/14............       68,250
    278,123 Residential Funding Mortgage Securities I, Inc.,
             Series 1999-S25, Class A1, 6.75%, 12/25/14...........      284,915
      7,289 Residential Funding Mortgage Securities I, Inc.,
             Series 1992-S2, Class A5, 8.00%, 1/25/23.............        7,274
    285,556 Residential Funding Mortgage Securities I, Inc.,
             Series 1994-S9, Class A5, 6.50%, 3/25/24.............      288,114
    278,911 Residential Funding Mortgage Securities I, Inc.,
             Series 1996-S9, Class A10, 7.25%, 4/25/26............      283,727
    133,437 Residential Funding Mortgage Securities I, Inc.,
             6.75%, 8/25/27.......................................      133,305
      2,274 Residential Funding Mortgage Securities I, Inc.,
             Series 1998-S24, Class A3, 6.50%, 10/25/28...........        2,273
    239,561 Residential Funding Mortgage Securities I, Inc.,
             Series 1998-S18, Class A1, 6.50%, 8/25/13............      245,211
    148,625 Residential Funding Mortgage Securities I, Inc.,
             Series 1999-S12, Class A2, 6.50%, 5/25/29............      149,080

  Shares
    or
 Principal
  Amount                    Security Description                      Value
----------- -----------------------------------------------------  ------------
Collateralized Mortgage Obligations, continued:
$    12,810 Residential Funding Mortgage Securities I, Series
             2001-S1, Class A1, 7.00%, 1/25/16.................... $     13,105
     27,736 Residential Funding Mortgage Securities, Series
             1994-S1, Class A10, 6.75%, 1/25/24...................       28,256
    216,455 Securitized Asset Sales, Inc., Series 1995-A, Class
             A6, 8.13%, 3/25/24...................................      217,270
    138,792 Securitized Asset Sales, Series 1995-A, Class A7,
             8.00%, 3/25/24.......................................      139,301
  1,156,723 Structured Asset Securities Corporation, 6.65%,
             7/25/31..............................................    1,164,345
     15,000 Structured Mortgage Asset Residential Trust,
             Series 1992-12B, Class G, 7.60%, 1/25/24.............       15,510
  1,708,815 Structured Mortgage Asset Residential Trust,
             7.00%, 7/25/31.......................................    1,748,174
     31,000 Structured Mortgage Asset Residential Trust, Series
             2000-3, Class 2A5, 7.65%, 7/25/30....................       31,106
     98,000 Structured Mortgage Asset Residential Trust, Series
             2000-4, Class 2A5, 7.25%, 11/25/30...................      100,018
     25,000 Washington Mutual Mortgage Securities, Series 2001-8,
             Class 3A17, 7.25%, 8/25/31...........................       25,078
     21,089 Washington Mutual Mortgage Securities, Series
             2002-AR4, Class A1, 5.56%, 4/26/32...................       21,330
     66,990 Washington Mutual Mortgage Securities, Series
             2002-AR5, Class1A3, 4.70%, 6/25/32...................       67,561
    384,073 Washington Mutual, Series 1999-WM3, Class 2A4, 7.50%,
             11/19/29.............................................      386,208
    167,570 Wells Fargo Mortgage Backed Securities, Series
             2002-15, Class A1, 5.50%, 8/25/32....................      170,929
                                                                   ------------
  Total Collateralized Mortgage Obligations                          74,031,568
                                                                   ------------

                                   Continued

AMERICAN PERFORMANCE FUNDS
Short-Term Income Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2003
                                  (Unaudited)

  Shares
    or
 Principal
  Amount                    Security Description                      Value
----------- -----------------------------------------------------  ------------
Corporate Bonds (28.3%):
Banking (4.0%):
$ 2,025,000 Credit Suisse First Boston USA, Inc., 6.13%, 11/15/11. $  2,153,708
  1,000,000 Credit Suisse First Boston USA, Inc., 5.88%, 8/1/06...    1,088,977
  1,000,000 J.P. Morgan Chase & Co., 6.25%, 1/15/06...............    1,078,780
  2,000,000 J.P. Morgan Chase & Co., 6.00%, 1/15/09...............    2,152,926
    500,000 J.P. Morgan Chase & Co., 6.50%, 1/15/09...............      555,058
     50,000 Mellon Financial Co., 6.00%, 3/1/04...................       52,188
                                                                   ------------
                                                                      7,081,637
                                                                   ------------
Brokerage Services (4.4%):
  2,500,000 Bear Stearns Cos., Inc., 3.00%, 3/30/06...............    2,511,485
    700,000 Bear Stearns Cos., Inc., 7.00%, 9/24/21...............      720,672
  2,000,000 Goldman Sachs Group, Inc., 5.70%, 9/1/12..............    2,110,874
  2,000,000 Morgan Stanley Dean Witter, 6.60%, 4/1/12.............    2,234,822
     75,000 Salomon Smith Barney Holdings, 6.25%, 1/15/05
             7,657,982............................................       80,129
                                                                   ------------
                                                                      7,657,982
                                                                   ------------
Computer Software & Services (3.0%):
  5,155,000 Electronic Data Systems, 7.13%, 10/15/09..............    5,322,538
                                                                   ------------
Computers & Peripherals (1.3%):
  2,000,000 Hewlett-Packard Co., 6.50%, 7/1/12....................    2,244,964
                                                                   ------------
Entertainment (0.0%):
     50,000 Sony Corp., 6.13%, 3/4/03.............................       50,025
                                                                   ------------
Finance--Consumer Loans (0.8%):
  1,030,000 Household Finance Corp., 5.50%, 3/15/05...............    1,066,566
    140,000 Household Finance Corp., 5.00%, 5/15/05...............      144,510
    120,000 Household Finance Corp., 5.15%, 9/15/05...............      124,389
                                                                   ------------
                                                                      1,335,465
                                                                   ------------

  Shares
    or
 Principal
  Amount                    Security Description                      Value
----------- -----------------------------------------------------  ------------
Corporate Bonds, continued:
Financial--Leasing Company (4.2%):
$ 1,000,000 International Lease Finance Corp, 5.40%, 6/1/04....... $  1,038,370
  3,000,000 International Lease Finance Corp, 5.32%, 12/9/07......    3,140,522
    570,000 International Lease Finance Corp., 4.75%, 1/18/05.....      588,219
    500,000 International Lease Finance Corp., 5.70%, 7/3/06......      528,320
  2,000,000 International Lease Finance Corp., 5.63%, 6/1/07......    2,106,700
                                                                   ------------
                                                                      7,402,131
                                                                   ------------
Financial Services (5.8%):
  1,500,000 AIG, 4.75%, 2/15/08...................................    1,535,043
  2,000,000 Citigroup, Inc., 4.13%, 6/30/05.......................    2,095,334
     66,000 Commercial Credit Co., 6.13%, 12/1/05.................       71,230
    250,000 Green Tree Financial Corp., 6.30%, 12/15/13...........      258,548
  3,500,000 Household Finance Corp., 6.50%, 1/24/06...............    3,806,337
  1,300,000 Household Financial Corp., 5.75%, 1/30/07.............    1,398,116
  1,000,000 Pimco Corp. Opportunity, 1.35%, 12/31/49..............    1,000,000
                                                                   ------------
                                                                     10,164,108
                                                                   ------------
Telecommunications (0.8%):
    750,000 GTE Southwest, Inc., 6.00%, 1/15/06...................      814,756
    500,000 SBC Communications, Inc., 6.25%, 3/15/11..............      556,728
     15,000 SBC Community Capital Corp., 7.14%, 9/10/04...........       16,191
                                                                   ------------
                                                                      1,387,675
                                                                   ------------
Utilities--Electric (4.0%):
  5,000,000 Duke Energy Corp., 1.73%, 1/15/05.....................    4,896,105
  2,000,000 Duke Energy Corp., 6.25%, 1/15/12.....................    2,100,068
                                                                   ------------
                                                                      6,996,173
                                                                   ------------
  Total Corporate Bonds                                              49,643,198
                                                                   ------------
Municipal Bonds (0.6%):
  1,000,000 Missouri Higher Education Loan Authorized Student
             Loan Revenue., 1.34%, 7/15/29........................    1,000,000
                                                                   ------------
  Total Municipal Bonds                                               1,000,000
                                                                   ------------

                                   Continued

AMERICAN PERFORMANCE FUNDS
Short-Term Income Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2003
                                  (Unaudited)

  Shares
    or
 Principal
  Amount                    Security Description                      Value
----------- -----------------------------------------------------  ------------
U.S. Government Agencies (6.8%):
Fannie Mae (6.2%):
$10,000,000 DN, 4/16/03........................................... $  9,984,204
    811,360 6.00%, 7/25/27........................................      827,241
                                                                   ------------
                                                                     10,811,445
                                                                   ------------
Freddie Mac (0.0%):
     69,746 6.00%, 4/1/03, Gold Pool #N96340......................       70,346
                                                                   ------------
Government National Mortgage Assoc. (0.6%):
      3,295 8.00%, 3/15/04, Pool #2387............................        3,406
      3,728 8.00%, 5/15/04, Pool #3236............................        3,854
      4,918 8.00%, 5/15/04, Pool #3229............................        5,084
      5,753 7.25%, 2/15/05, Pool #5504............................        5,979
      9,971 7.25%, 2/15/05, Pool #5719............................       10,362
      2,610 7.25%, 3/15/05, Pool #6229............................        2,712
     15,175 7.25%, 4/15/05, Pool #6423............................       15,770
      8,758 8.00%, 5/15/05, Pool #5844............................        9,194
     21,605 8.00%, 8/15/05, Pool #6711............................       22,680
     13,680 7.25%, 11/15/05, Pool #8572...........................       14,216
      6,717 7.25%, 12/15/05, Pool #9024...........................        6,980
     14,216 7.25%, 12/15/05, Pool #9018...........................       14,773
     16,938 7.25%, 12/15/05, Pool #8958...........................       17,664
      9,117 7.25%, 12/15/05, Pool #9546...........................        9,474
      4,802 7.25%, 1/15/06, Pool #9399............................        5,047
     14,022 7.25%, 1/15/06, Pool #9377............................       14,738
     11,814 8.00%, 2/15/06, Pool #9208............................       12,569
     18,770 8.00%, 8/15/06, Pool #11277...........................       19,969
      6,744 8.00%, 9/15/06, Pool #11926...........................        7,175
     16,252 8.00%, 10/15/06, Pool #11931..........................       17,290
     12,987 8.00%, 10/15/06, Pool #12265..........................       13,817
     18,273 8.00%, 10/15/06, Pool #13014..........................       19,440
     18,515 8.00%, 11/15/06, Pool #13379..........................       19,698
     31,251 8.00%, 11/15/06, Pool #13173..........................       33,247
     10,493 8.00%, 2/15/07, Pool #15008...........................       11,268
     49,601 8.00%, 8/15/07, Pool #19641...........................       53,269
     14,367 8.00%, 8/15/07, Pool #18730...........................       15,430
      9,379 8.00%, 9/15/07, Pool #19103...........................       10,073
     16,545 8.00%, 11/15/07, Pool #21277..........................       17,768
     42,868 8.00%, 11/15/07, Pool #20059..........................       46,038
     28,309 8.00%, 12/15/07, Pool #14999..........................       30,402
     12,216 8.00%, 12/15/07, Pool #20866..........................       13,119
      8,013 8.00%, 12/15/07, Pool #20455..........................        8,606

  Shares
    or
 Principal
  Amount                    Security Description                       Value
----------- -----------------------------------------------------  ------------
U.S. Government Agencies, continued:
Government National Mortgage Assoc., continued:
$     6,925 8.00%, 2/15/08, Pool #22610........................... $      7,487
     40,139 8.00%, 2/15/08, Pool #23055...........................       43,398
      3,535 8.00%, 3/15/08, Pool #22438...........................        3,823
    308,297 6.50%, 12/1/11, Pool #E20275..........................      327,300
      4,730 6.50%, 7/15/23, Pool #350795..........................        5,021
      7,338 7.50%, 3/15/24, Pool #376439..........................        7,897
      5,068 7.00%, 4/20/24, Pool #1655............................        5,399
     10,293 6.50%, 12/15/25, Pool #414856.........................       10,902
     65,087 8.00%, 6/15/26, Pool #423563..........................       71,007
      7,820 7.00%, 11/20/26, Pool #2320...........................        8,302
                                                                   ------------
                                                                      1,001,647
                                                                   ------------
  Total U.S. Government Agencies                                     11,883,438
                                                                   ------------
U.S. Treasury Bills* (2.8%):
  5,000,000 1.63%, 4/17/03........................................    4,992,533
                                                                   ------------
  Total U.S. Treasury Bills                                           4,992,533
                                                                   ------------
U.S. Treasury Notes* (17.7%):
  3,000,000 3.88%, 6/30/03........................................    3,026,367
 15,500,000 2.75%, 10/31/03.......................................   15,658,565
  1,000,000 4.25%, 11/15/03.......................................    1,021,250
  6,600,000 3.63%, 3/31/04........................................    6,767,838
  4,000,000 3.25%, 05/31/04.......................................    4,097,344
    500,000 4.00%, 11/15/12.......................................      512,871
                                                                   ------------
  Total U.S. Treasury Notes                                          31,084,235
                                                                   ------------
Investments in Affiliates (2.9%):
Investment Companies (2.9%):
  3,469,833 American Performance Cash Management Fund.............    3,469,833
  1,693,913 American Performance U.S. Treasury Fund...............    1,693,913
                                                                   ------------
  Total Investments in Affiliates                                     5,163,746
                                                                   ------------
  Total Investments
   (Cost $174,630,920)(a)--101.2%                                   177,798,718
  Liabilities in excess of other assets--(1.2)%                      (2,073,019)
                                                                   ------------
  Net Assets--100.0%                                               $175,725,699
                                                                   ============

--------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation as follows:

              Unrealized appreciation................. $3,279,452
              Unrealized depreciation.................   (111,654)
                                                       ----------
              Net unrealized appreciation............. $3,167,798
                                                       ==========

*   Effective yield at purchase.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS
Intermediate Bond Fund

                       Schedule of Portfolio Investments
                               February 28, 2003
                                  (Unaudited)

 Shares
   or
Principal
 Amount           Security Description            Value
---------- ----------------------------------- ------------
Collateralized Mortgage Obligations (27.7%):
$   63,418 BA Mortgage Securities,
            6.75%, 5/25/28.................... $     63,403
   272,000 BA Mortgage Securities, Inc.,
            7.13%, 8/25/29....................      273,765
   146,975 Chase Mortgage Finance Corp.,
            Series 1994-G, Class A8,
            7.50%, 4/25/25....................      148,361
    83,500 Chase Mortgage Finance Corp.,
            Series 1994-I, Class A6,
            7.75%, 6/25/25....................       83,356
 1,000,000 Chase Mortgage Finance Corp.,
            6.75%, 7/25/28....................    1,019,780
   235,886 Citicorp Mortgage Securities, Inc.,
            Series 1993-2, Class A6,
            7.50%, 3/25/23....................      235,636
   224,961 Countrywide Funding Corp., Series
            1994-17, Class A9,
            8.00%, 7/25/24....................      224,594
    43,755 Countrywide Funding Corp., Series
            1995-4, Class A7, 7.50%, 9/25/25         43,682
   730,000 Countrywide Home Loans, Series
            1998-15, Class A16,
            6.75%, 10/25/28...................      744,890
    87,996 Countrywide Home Loans, Series
            1998-18, Class 2A4,
            6.75%, 11/25/28...................       88,672
   310,918 Countrywide Home Loans,
            6.75%, 6/25/29....................      312,519
    82,317 Countrywide Home Loans, Series
            2001-2, Class A1, 7.00%, 3/25/31         83,103
   148,357 Countrywide Mortgage Backed
            Securities, Inc., Series 1994-J,
            Class A7, 8.00%, 6/25/24..........      149,721
 1,676,478 Countrywide Mortgage Backed
            Securities, Inc., 5.20%, 1/25/33..    1,685,486
   512,355 Credit Suisse First Boston Mortgage
            Securities Corp, 6.00%, 2/25/17...      526,198
    70,982 Fannie Mae, 6.00%, 8/25/08.........       73,590
     1,917 Fannie Mae, 6.00%, 5/25/17.........        1,996
       579 Fannie Mae, Series 1992-188,
            Class PJ, 7.50%, 10/25/19.........          578
    10,461 Fannie Mae, Series 1990-62,
            Class G, 9.00%, 6/25/20...........       11,535
    58,141 Fannie Mae, 6.00%, 7/25/20.........       59,923
    89,979 Fannie Mae, Series 1990-89,
            Class K, 6.50%, 7/25/20...........       96,437
    33,779 Fannie Mae, Series 1991-18,
            Class H, 8.50%, 3/25/21...........       36,915

 Shares
   or
Principal
 Amount            Security Description            Value
---------- ------------------------------------ ------------
Collateralized Mortgage Obligations, continued:
$   18,278 Fannie Mae, Series G-7, Class E,
            8.90%, 3/25/21..................... $     20,749
    85,839 Fannie Mae, Series 1991-66, Class J,
            8.125%, 6/25/21....................       94,419
    69,802 Fannie Mae, Series D-32, Class L,
            8.00%, 10/25/21....................       77,575
    14,025 Fannie Mae, Series G-32, Class N,
            8.10%, 10/25/21....................       15,623
   172,645 Fannie Mae, Series 1992-31,
            Class M, 7.75%, 3/25/22............      185,541
    49,458 Fannie Mae, 3.63%, 4/25/22..........       50,813
    77,000 Fannie Mae, Series 1993-60,
            Class D, 7.00%, 11/25/22...........       80,333
    38,661 Fannie Mae, Series G94-8, Class J,
            7.75%, 7/17/23.....................       39,908
   436,536 Fannie Mae, Series 1994-29,
            Class B, 6.50%, 1/25/24............      441,773
   500,000 Fannie Mae, 5.50%, 2/25/24..........      516,968
   628,668 Fannie Mae, 6.50%, 3/25/24..........      632,912
    44,196 Fannie Mae, 7.00%, 4/25/24..........       44,212
    35,000 Freddie Mac, Series 1176, Class H,
            8.00%, 12/15/06....................       37,425
   156,581 Freddie Mac, Series 2320, Class TC,
            6.00%, 12/15/11....................      156,744
    99,758 Freddie Mac, 7.25%, 3/15/14.........      103,599
   450,239 Freddie Mac, 5.50%, 3/15/17.........      454,728
   245,627 Freddie Mac, 5.50%, 6/15/17.........      246,856
   658,678 Freddie Mac, 5.00%, 9/15/17.........      663,080
   999,982 Freddie Mac, 5.00%, 11/15/17........    1,014,420
   725,800 Freddie Mac, 5.25%, 12/15/17........      734,439
    60,853 Freddie Mac, Series 1052, Class G,
            7.50%, 3/15/21.....................       62,421
    42,086 Freddie Mac, Series 138, Class E,
            8.07%, 7/15/21.....................       43,586
    51,251 Freddie Mac, Series 1128, Class IB,
            7.00%, 8/15/21.....................       52,291
    51,177 Freddie Mac, Series 1119, Class H,
            7.75%, 8/15/21.....................       53,364
    98,004 Freddie Mac, Series 1264, Class I,
            8.30%, 4/15/22.....................      103,298
   203,886 Freddie Mac, Series 1281, Class I,
            8.00%, 5/15/22.....................      218,087
   254,030 Freddie Mac, Series 1310, Class J,
            8.00%, 6/15/22.....................      273,394
   237,305 Freddie Mac, Series 1379, Class H,
            7.00%, 10/15/22....................      251,649
    81,000 Freddie Mac, 6.50%, 11/15/22........       84,369

                                   Continued

AMERICAN PERFORMANCE FUNDS
Intermediate Bond Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2003
                                  (Unaudited)

 Shares
   or
Principal
 Amount            Security Description            Value
---------- ------------------------------------ ------------
Collateralized Mortgage Obligations, continued:
$  188,000 Freddie Mac, Series 1670, Class D,
            7.00%, 11/15/22.................... $    192,843
   211,208 Freddie Mac, 6.50%, 11/15/23,
            Series 1621 Class M................      214,227
    28,022 Freddie Mac, Series 1790, Class E,
            8.00%, 11/15/23....................       28,319
   111,042 Freddie Mac, Series 1665, Class M,
            6.50%, 1/15/24.....................      113,515
   215,501 Freddie Mac, 7.00%, 1/15/24.........      218,447
   176,194 Freddie Mac, Series 1720, Class B,
            7.50%, 1/15/24.....................      180,094
   162,908 Freddie Mac, Series 1904, Class D,
            7.50%, 10/15/26....................      171,680
    53,964 General Electric Capital Mortgage
            Services, Inc., 6.50%, 10/25/23....       54,212
   456,288 General Electric Capital Mortgage
            Services, Inc., 6.00%, 12/25/28....      457,410
    15,385 General Electric Capital Mortgage
            Services, Inc., 6.50%, 4/25/29.....       15,469
   312,595 Government National Mortgage
            Association, 7.00%, 1/20/25........      319,523
    84,524 Government National Mortgage
            Association, 6.50%, 12/20/25.......       86,322
   115,000 Government National Mortgage
            Association, 6.50%, 7/20/26........      118,109
    79,133 Government National Mortgage
            Association, 7.50%, 9/16/26........       84,887
   121,434 Government National Mortgage
            Association, 6.50%, 11/20/26.......      125,525
 1,000,000 Government National Mortgage
            Association, 6.25%, 8/20/27........    1,047,543
    75,000 Government National Mortgage
            Association, 6.50%, 2/20/28........       78,190
    50,000 Government National Mortgage
            Association, 6.00%, 7/20/32........       51,155
 2,000,000 GSR Mortgage Loan Trust,
            6.50%, 7/25/32.....................    2,061,283
   134,446 Paine Webber Mortgage Acceptance
            Corp., 8.125%, 7/25/24.............      134,228
 2,064,184 PNC Mortgage Securities Corp.,
            7.25%, 10/25/29....................    2,109,477
   125,000 PNC Mortgage Securities Corp.,
            8.00%, 7/25/30.....................      127,892
    49,315 Prudential Home Mortgage Securities,
            7.50%, 3/25/08.....................       49,506

 Shares
   or
Principal
 Amount             Security Description              Value
---------- --------------------------------------- ------------
Collateralized Mortgage Obligations, continued:
$   41,945 Prudential Home Mortgage Securities,
            7.45%, 10/25/22....................... $     41,872
   503,928 Prudential Home Mortgage Securities,
            7.50%, 11/25/22.......................      503,086
   910,567 Prudential Home Mortgage Securities,
            7.50%, 1/25/23........................      909,793
    45,499 Prudential Home Mortgage Securities,
            7.75%, 2/25/23........................       45,452
    39,578 Prudential Home Mortgage Securities,
            6.75%, 10/25/23.......................       39,677
   322,943 Prudential Home Mortgage Securities,
            6.00%, 11/25/23.......................      324,329
   198,493 Prudential Home Mortgage Securities,
            6.75%, 12/26/23.......................      198,870
    39,000 Prudential Home Mortgage Securities,
            6.50%, 1/25/24........................       39,870
   136,510 Prudential Home Mortgage Securities,
            6.50%, 2/25/24........................      136,697
   306,000 Prudential Home Mortgage Securities,
            7.375%, 5/25/24.......................      311,361
    14,734 Prudential Home Mortgage Securities,
            8.25%, 9/25/24........................       14,711
   200,837 Prudential Home Mortgage Securities,
            7.00%, 10/25/24.......................      202,984
   830,814 Residential Accredit Loans, Inc.,
            7.25%, 9/25/27........................      847,516
    48,979 Residential Accredit Loans, Inc.,
            7.50%, 2/25/27........................       49,686
     1,745 Residential Asset Securitization Trust,
            8.00%, 5/25/30........................        1,750
    60,782 Residential Funding Mortgage
            Securities I, Inc., 6.75%, 11/25/07...       60,690
     1,584 Residential Funding Mortgage
            Securities I, Inc., 7.30%, 2/25/27....        1,582
   133,437 Residential Funding Mortgage
            Securities I, Inc., 6.75%, 8/25/27....      133,305
   231,487 Securitized Asset Sales, Inc.,
            7.75%, 3/25/24........................      232,293
 1,156,723 Structured Asset Securities
            Corporation, 6.65%, 7/25/31...........    1,164,345
   894,315 Structured Asset Securities
            Corporation, 4.20%, 10/25/32..........      911,003
 1,424,012 Structured Mortgage Asset Residential
            Trust, 7.00%, 7/25/31.................    1,456,812
                                                   ------------
  Total Collateralized Mortgage Obligations          28,386,256
                                                   ------------

                                   Continued

AMERICAN PERFORMANCE FUNDS
Intermediate Bond Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2003
                                  (Unaudited)

 Shares
   or
Principal
 Amount           Security Description            Value
---------- ----------------------------------- ------------
Corporate Bonds (40.0%):
Banking (3.1%)
$  400,000 J.P. Morgan Chase & Co.,
            6.25%, 1/15/06.................... $    431,512
 2,500,000 J.P. Morgan Chase & Co.,
            6.00%, 1/15/19....................    2,691,158
                                               ------------
                                                  3,122,670
                                               ------------
Brokerage Services (9.9%):
 2,000,000 Bear Stearns Co., Inc.,
            6.75%, 4/15/03....................    2,012,473
    30,000 Bear Stearns Co., Inc.,
            7.00%, 7/27/16....................       30,821
    20,000 Bear Stearns Co., Inc.,
            7.00%, 8/17/16....................       20,555
    65,000 Bear Stearns Co., Inc.,
            6.75%, 12/21/18...................       65,087
   500,000 Bear Stearns Co., Inc.,
            3.00%, 3/30/06....................      502,297
   200,000 Bear Stearns Co., Inc.,
            7.00%, 9/24/21....................      205,906
 2,120,000 Credit Suisse First Boston USA Inc.
            USA, 6.125%, 11/15/11.............    2,254,747
 2,000,000 Goldman Sachs Group, Inc.,
            5.70%, 9/1/12.....................    2,110,874
   250,000 Goldman Sachs Group, Inc.,
            6.13%, 2/15/33....................      251,529
   365,000 Merrill Lynch & Co., Inc.,
            6.50%, 7/15/18....................      404,694
 2,000,000 Morgan Stanley Dean Witter & Co.,
            6.60%, 4/1/12.....................    2,234,822
                                               ------------
                                                 10,093,805
                                               ------------
Computer Software & Services (2.8%):
 2,800,000 Electronic Data Systems,
            7.13%, 10/15/09...................    2,891,000
                                               ------------
Computers & Peripherals (2.2%):
 2,000,000 Hewlett-Packard Co.,
            6.50%, 7/1/12.....................    2,244,964
                                               ------------
Financial--Leasing Company (4.6%):
 1,000,000 International Lease Finance Corp,
            5.40%, 6/1/04.....................    1,038,370
 1,000,000 International Lease Finance Corp,
            5.32%, 12/9/07....................    1,046,841
   500,000 International Lease Finance Corp.,
            5.70%, 7/3/06.....................      528,320

 Shares
   or
Principal
 Amount           Security Description           Value
---------- ---------------------------------- ------------
Corporate Bonds, continued:
Financial--Leasing Company, continued:
$2,000,000 International Lease Finance Corp.,
            5.63%, 6/1/07.................... $  2,106,700
                                              ------------
                                                 4,720,231
                                              ------------
Financial Services (12.7%):
 3,000,000 AIG, 4.75%, 2/15/08...............    3,070,086
   250,000 Boeing Capital Corp.,
            5.80%, 1/15/13...................      258,995
   500,000 Cincinnati Financial Corp.,
            6.90%, 5/15/28...................      535,317
 2,550,000 General Electric Capital Corp.,
            6.00%, 6/15/12...................    2,784,029
 1,000,000 General Motors Acceptance Corp.,
            6.625%, 10/15/05.................    1,059,660
   250,000 Green Tree Financial Corp.,
            6.30%, 12/15/13..................      258,548
    95,000 GTE California, Inc.,
            5.50%, 1/15/09...................      101,834
    50,000 Household Finance Corp.,
            6.80%, 5/15/11...................       52,698
    75,000 Household Finance Corp.,
            6.60%, 6/15/11...................       78,098
 3,480,000 Household Finance Corp.,
            6.50%, 1/24/06...................    3,784,587
   300,000 Household Finance Corp.,
            7.40%, 8/15/22...................      309,458
   650,000 Household Financial Corp.,
            5.75%, 1/30/07...................      699,058
                                              ------------
                                                12,992,368
                                              ------------
Telecommunications (2.7%):
    50,000 Qwest Corp., 6.88%, 9/15/33.......       51,301
 1,000,000 SBC Communications, Inc.,
            6.25%, 3/15/11...................    1,113,456
   500,000 Southwestern Bell Telephone Co.,
            7.63%, 3/1/23....................      521,911
 1,000,000 Verizon New Jersey, Inc.,
            5.88%, 1/17/12...................    1,082,303
                                              ------------
                                                 2,768,971
                                              ------------
Utilities--Electric (2.1%):
 2,000,000 Duke Energy Corp.,
            6.25%, 1/15/12...................    2,100,068
                                              ------------
  Total Corporate Bonds                         40,934,077
                                              ------------

                                   Continued

AMERICAN PERFORMANCE FUNDS
Intermediate Bond Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2003
                                  (Unaudited)

 Shares
   or
Principal
 Amount          Security Description          Value
---------- -------------------------------- ------------
Taxable Municipal Bonds (4.1%):
California (0.5%):
$  500,000 Monrovia Redevelopment Agency
            Tax Allocation, 6.90%, 5/1/17.. $    543,750
                                            ------------
Georgia (1.1%):
 1,000,000 Atlanta & Fulton County Downtown
            Arena Project Revenue Bond,
            7.00%, 12/1/28.................    1,100,000
                                            ------------
Louisiana (2.2%):
 1,000,000 Orleans Parish School Board
            Refunding Bonds, 6.45%, 2/1/05.    1,081,250
 1,000,000 Orleans Parish School Board
            Refunding Bonds, 6.50%, 2/1/06.    1,107,500
                                            ------------
                                               2,188,750
                                            ------------
Wisconsin (0.3%):
   300,000 Wisconsin State, GO, Series D,
            Callable 4/1/03 @100***,
            6.90%, 11/1/11.................      336,750
                                            ------------
  Total Taxable Municipal Bonds                4,169,250
                                            ------------
U.S. Government Agencies (9.9%):
Fannie Mae (1.5%):
   287,234 4.34%**, 11/1/22................      296,512
   130,018 4.88%**, 7/1/23.................      135,972
 1,043,177 6.00%, 7/25/27..................    1,063,595
                                            ------------
                                               1,496,079
                                            ------------
Federal Home Loan Bank (5.3%):
    50,000 5.10%, 3/13/07..................       50,056
   135,000 4.00%, 9/17/07,
            Callable 03/17/03 @ 100***.....      135,139
 5,000,000 DN, 3/31/03.....................    4,994,790
    45,833 5.35%, 11/21/11.................       45,833
   250,000 4.00%, 9/6/12...................      250,044
                                            ------------
                                               5,475,862
                                            ------------
Freddie Mac (0.0%):
    19,488 3.58%, 3/15/22..................       20,113
                                            ------------
Government National Mortgage Assoc. (3.1%):
     1,753 9.00%, 12/15/04.................        1,826
     8,173 9.00%, 3/15/06..................        8,845
    30,912 9.00%, 12/15/06.................       33,450
    64,087 7.50%, 6/15/07..................       68,454
   339,513 6.00%, 1/15/09, Pool #371901....      362,369

 Shares
   or
Principal
 Amount            Security Description              Value
  ----------     -----------------------------   ------------
U.S. Government Agencies, continued:
Government National Mortgage Assoc., continued:
$  880,848     6.50%, 12/1/11, Pool #E20275..... $    935,143
     2,000     10.00%, 2/15/19, Pool #269976....        2,296
    74,688     8.00%, 11/15/21, Pool #308330....       82,116
    52,028     8.00%, 2/15/22, Pool #319029.....       57,176
    55,344     8.00%, 5/15/23, Pool #343406.....       60,789
    22,956     8.00%, 10/20/24, Pool #1884......       25,043
     5,023     8.00%, 2/20/26, Pool #2171.......        5,445
   331,301     7.00%, 3/15/26, Pool #419128.....      353,445
    11,071     8.00%, 3/20/26, Pool #2187.......       12,001
    43,396     8.00%, 4/20/26, Pool #2205.......       47,038
   170,759     8.00%, 5/20/26, Pool #2219.......      185,092
   434,639     8.00%, 6/15/26, Pool #423563.....      474,172
   405,264     8.00%, 6/15/26, Pool #426149.....      442,122
     5,622     7.00%, 3/20/27, Pool #2394.......        5,962
                                                 ------------
                                                    3,162,784
                                                 ------------
  Total U.S. Government Agencies                   10,154,838
                                                 ------------
U.S. Treasury Bills* (3.4%):
 3,500,000     DN, 3/27/03......................    3,497,139
                                                 ------------
  Total U.S. Treasury Bills                         3,497,139
                                                 ------------
U.S. Treasury Notes* (15.7%):
   600,000     4.00%, 4/30/03...................      602,670
 2,900,000     2.75%, 10/31/03..................    2,929,667
 1,000,000     4.25%, 11/15/03..................    1,021,250
 5,500,000     3.625%, 3/31/04..................    5,639,865
   500,000     2.25%, 7/31/04...................      506,406
 1,250,000     6.75%, 5/15/05...................    1,388,770
 2,800,000     3.50%, 11/15/06..................    2,924,468
 1,000,000     4.00%, 11/15/12..................    1,025,742
                                                 ------------
  Total U.S. Treasury Notes                        16,038,838
                                                 ------------
Investments in Affiliates (0.4%):
Investment Companies (0.4%):
   455,160     American Performance Cash
                Management Fund.................      455,160
                                                 ------------
  Total Investments in Affiliates                     455,160
                                                 ------------
  Total Investments
   (Cost $100,273,593)(a)--101.4%                 103,635,558
  Liabilities in excess of other assets--(1.4)%    (1,437,395)
                                                 ------------
  Net Assets--100.0%                             $102,198,163
                                                 ============

                                   Continued

AMERICAN PERFORMANCE FUNDS
Intermediate Bond Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2003
                                  (Unaudited)

--------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation as follows:

                    Unrealized appreciation.... $3,452,914
                    Unrealized depreciation....    (90,249)
                                                ----------
                    Net unrealized appreciation $3,361,965
                                                ==========

*  Effective yield at purchase.
** Variable rate investments. The rate presented on the Schedule of Portfolio
   Investments is the rate in effect at February 28, 2003. The date presented reflects the next rate change date.
*** Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AMBAC--AMBAC Indemnity Corporation
DN--Discount Note
FGIC--Financial Guaranty Insurance Corporation
FSA--Financial Security Assurance
GO--General Obligations Bond

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS
Bond Fund

                       Schedule of Portfolio Investments
                               February 28, 2003
                                  (Unaudited)

 Shares
   or
Principal
 Amount                     Security Description                       Value
---------- -------------------------------------------------------  -----------
Collateralized Mortgage Obligations (20.2%):
$  500,000 Chase Mortgage Finance Corp., Series 1998-S6, Class
            A17, 6.75%, 10/25/28................................... $   513,756
   125,000 Chemical Mortgage Securities, Inc., Series 1993-1,
            Class A7, 7.45%, 2/25/23...............................     124,791
   161,552 Countrywide Funding Corp., Series 1994-17, Class A9,
            8.00%, 7/25/24.........................................     161,288
   164,000 Countrywide Funding Corp., Series 1994-17, Class A11,
            8.25%, 7/25/24.........................................     163,736
    92,732 Countrywide Funding Corp., Series 1995-4, Class A7,
            7.50%, 9/25/25.........................................      92,577
    27,190 Countrywide Home Loans, Series 1994-J, Class A7,
            8.00%, 6/25/24.........................................      27,427
   404,331 Countrywide Mortgage Backed Securities, Inc., Series
            1994-J, Class A7, 8.00%, 6/25/24.......................     408,046
 2,203,371 Countrywide Mortgage Backed Securities, Inc., 5.20%,
            1/25/33................................................   2,215,211
    61,532 Fannie Mae, Series 1992-168, Class KA, 7.50%, 11/25/21..      61,971
   537,318 Fannie Mae, Series 1991-171, Class J, 8.00%, 12/25/21...     572,448
    15,558 Fannie Mae, Series 1992-88, Class L, 8.00%, 12/25/21....      15,614
   203,000 Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23.....     224,437
    79,093 Federal National Mortgage Assoc., Series 1995-13, Class
            H, 6.50%, 3/25/24......................................      80,383
   122,814 Freddie Mac, Series 2458, Class EQ, 5.50%, 6/15/17......     123,428
   151,845 Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22.......     162,422
   232,000 Freddie Mac, Series 1541, Class H, 7.00%, 10/15/22......     242,114
    65,678 Freddie Mac, Series 54, Class C, 7.75%, 3/18/25.........      69,946
   813,130 Freddie Mac, Series 1999, Class PU, 7.00%, 10/15/27.....     859,966
   378,000 Freddie Mac, Series 2315, Class K, 6.00%, 5/15/11.......     387,000
    40,649 Freddie Mac, Series 2391, Class GC, 6.00%, 12/15/16.....      40,648

 Shares
   or
Principal
 Amount                      Security Description                        Value
---------- ---------------------------------------------------------  -----------
Collateralized Mortgage Obligations, continued:
$    3,400 General Electric Capital Mortgage Services, Inc., Series
            1993-17, Class A13, 6.50%, 12/25/23...................... $     3,427
   326,000 General Electric Capital Mortgage Services, Inc., Series
            1998-25, Class A12, 6.50%, 12/25/28......................     329,110
    75,000 General Electric Capital Mortgage Services, Inc., Series
            1999-15, Class 2A4, 7.50%, 8/25/29.......................      75,953
   419,000 Government National Mortgage Assoc., Series 1996-22,
            Class E, 7.00%, 5/16/24..................................     428,560
    35,354 Government National Mortgage Assoc., Series 1996-15,
            Class H, 7.50%, 8/16/26..................................      37,640
   238,257 Government National Mortgage Assoc., Series 1996-20,
            Class J, 7.50%, 9/20/26..................................     252,531
   508,000 Government National Mortgage Assoc., Series 1999-2, Class
            D, 6.50%, 10/20/26.......................................     520,326
   100,000 Government National Mortgage Assoc., Series 1999-17,
            Class GA, 6.50%, 7/20/27.................................     106,568
 1,037,000 Government National Mortgage Assoc., Series 1999-7, Class
            D, 6.25%, 8/16/27........................................   1,083,005
   250,000 Government National Mortgage Association, 6.25%, 8/20/27..     261,886
   501,558 Independent National Mortgage Corp., Series 1994-L, Class
            A5, 8.00%, 8/25/24.......................................     504,106
   133,431 Norwest Asset Securities Corp., Series 1996-1, Class A11,
            7.50%, 8/25/26...........................................     133,208
   151,680 Norwest Asset Securities, Corp., Series 1999-21, Class
            A9, 7.50%, 9/25/29.......................................     151,992
    70,342 PNC Mortgage Securities Corp., Series 1996-1, Class A4,
            7.50%, 6/25/26...........................................      70,432
   124,517 PNC Mortgage Securities Corp., Series 1998-6, Class 1A14,
            7.00%, 9/25/28...........................................     124,799
   152,000 PNC Mortgage Securities Corp., Series 1998-7, Class 1A21,
            7.00%, 9/25/28...........................................     153,228
    31,599 Prudential Home Mortgage Securities, 7.45%, 10/25/22......      31,543

                                   Continued

AMERICAN PERFORMANCE FUNDS
Bond Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2003
                                  (Unaudited)

 Shares
   or
Principal
 Amount                    Security Description                      Value
---------- -----------------------------------------------------  -----------
Collateralized Mortgage Obligations, continued:
$  230,734 Prudential Home Mortgage Securities, 7.50%, 11/25/22.. $   230,349
   160,007 Prudential Home Mortgage Securities, Series 1993-51,
            Class A9, 6.00%, 12/25/23............................     160,639
   198,493 Prudential Home Mortgage Securities, 6.75%, 12/26/23..     198,870
   100,419 Prudential Home Mortgage Securities, 7.00%, 10/25/24..     101,492
    63,000 Prudential Home Mortgage Securities, Series 1993-22,
            Class A13, 7.00%, 7/25/23............................      62,913
   269,609 Residential Funding Mortgage Securities I, Inc.,
            Series 1996-S10, Class A6, 7.50%, 5/25/26............     275,426
   233,000 Residential Funding Mortgage Securities I, Inc.,
            Series 1996-S14, Class A5, 7.75%, 5/25/26............     237,464
   133,437 Residential Funding Mortgage Securities I, Inc.,
            6.75%, 8/25/27.......................................     133,305
   187,552 Residential Funding Mortgage Securities I, Inc.,
            Series 1998-S19, Class A5, 6.75%, 8/25/28............     188,165
   854,407 Structured Mortgage Asset Residential Trust, 7.00%,
            7/25/31..............................................     874,087
   328,087 Vendee Mortgage Trust, Series 1996-3, Class 2F,
            7.75%, 11/15/22......................................     335,921
                                                                  -----------
  Total Collateralized Mortgage Obligations                        13,614,154
                                                                  -----------
Corporate Bonds (41.4%):
Aerospace & Defense (1.6%):
 1,000,000 Boeing Capital Corp, 6.50%, 2/15/12...................   1,081,187
                                                                  -----------
Automotive (0.8%):
   500,000 General Motors Corp., 7.70%, 4/15/16..................     523,125
                                                                  -----------
Banking (5.3%):
   250,000 Bank of America Corp., 7.75%, 9/28/15, Callable:
            09/28/03 @ 100*......................................     257,167
    50,000 Bank of America Corp., 6.80%, 5/15/16.................      51,902
   100,000 Bank of America Corp., 6.25%, 11/15/16................     104,423
    25,000 Chase Manhattan Corp., 7.50%, 11/26/14, Callable
            5/26/03 @ 100*.......................................      25,273

 Shares
   or
Principal
 Amount                    Security Description                      Value
---------- -----------------------------------------------------  -----------
Corporate Bonds, continued:
Banking, continued:
$2,500,000 J.P. Morgan Chase & Co., 6.00%, 1/15/09............... $ 2,691,157
   381,000 J.P. Morgan Chase & Co., 7.00%, 11/15/09..............     431,014
    20,000 Nationsbanc Montgomery Funding Corp., Series 1998-1,
            Class A14, 6.50%, 6/25/28............................      20,345
                                                                  -----------
                                                                    3,581,281
                                                                  -----------
Brokerage Services (7.9%):
   290,000 Bear Stearns Co., Inc., 6.75%, 12/21/18...............     290,389
   200,000 Bear Stearns Co., Inc., 7.00%, 9/24/21................     205,906
   338,706 Credit Suisse First Boston Mortgage Securities Corp.,
            7.50%, 11/25/31, Series 01-26, Class 3A1.............     348,717
 2,500,000 Credit Suisse First Boston USA, Inc. 6.13%, 11/15/11..   2,658,899
   500,000 Goldman Sachs Group, Inc., 5.70%, 9/1/12..............     527,719
   500,000 Goldman Sachs Group, Inc., 6.13%, 2/15/33.............     503,058
   700,000 Merrill Lynch & Co., Inc., 6.50%, 7/15/18.............     776,125
                                                                  -----------
                                                                    5,310,813
                                                                  -----------
Computer Software & Services (2.1%):
   950,000 Electronic Data Systems, 7.13%, 10/15/09..............     980,875
   500,000 Electronic Data Systems, 7.45%, 10/15/29..............     480,000
                                                                  -----------
                                                                    1,460,875
                                                                  -----------
Computers & Peripherals (1.7%):
 1,000,000 Hewlett-Packard Co., 6.50%, 7/1/12....................   1,122,482
                                                                  -----------
Electric Integrated (0.8%):
    20,000 Cincinnati Gas & Electric Co., 7.20%,
            10/1/23, Callable 10/01/02 @ 102.83*.................      21,069
   219,000 Duke Energy Corp., 5.63%, 11/30/12....................     220,251
   100,000 Duke Energy Corp., 7.00%, 7/1/33, Callable 7/01/03 @
            102.35*..............................................     103,393
    10,000 Gulf Power Co., 6.00%, 1/30/12........................      10,028

                                   Continued

AMERICAN PERFORMANCE FUNDS
Bond Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2003
                                  (Unaudited)

 Shares
   or
Principal
 Amount                    Security Description                      Value
---------- -----------------------------------------------------  -----------
Corporate Bonds, continued:
Electric Integrated, continued:
$   50,000 New York State Electric & Gas,
            7.45%, 7/15/23, Callable 7/15/03 @ 103.05*........... $    52,624
    50,000 Public Service Electric & Gas,
            7.00%, 9/1/24, Callable 9/01/03 @ 102.74*............      52,135
    80,000 Texas Utilities--MBIA, 7.63%, 7/1/25,.................      83,361
                                                                  -----------
                                                                      542,861
                                                                  -----------
Financial Services (16.9%):
   500,000 AIG, 4.75%, 2/15/08...................................     511,681
   500,000 Boeing Capital Corp., 5.80%, 1/15/13..................     517,990
   500,000 Cincinnati Financial Corp., 6.90%, 5/15/28............     535,317
 1,050,000 Ford Motor Credit Corp., 7.75%, 3/15/05...............   1,088,722
   500,000 General Electric Capital Corp., 7.50%, 6/15/09........     596,875
 2,890,000 General Electric Capital Corp., 6.00%, 6/15/12........   3,155,232
   545,000 General Electric Capital Corp., 5.45%, 1/15/13........     573,763
 1,000,000 Household Finance Corp., 6.50%, 1/24/06...............   1,087,525
    44,000 Household Finance Corp., 7.00%, 6/15/12...............      45,748
   158,000 Household Finance Corp., 7.50%, 2/15/17...............     162,932
   175,000 Household Finance Corp., 7.50%, 2/15/17...............     180,462
    50,000 Household Finance Corp., 7.15%, 5/15/17...............      50,645
    45,000 Household Finance Corp., 7.25%, 6/15/17,..............      47,171
   135,000 Household Finance Corp., 7.63%, 10/17/17..............     140,105
   250,000 Household Financial Corp., 5.75%, 1/30/07.............     268,869
   232,000 Household Financial Corp., 7.25%, 2/15/12.............     238,960
   100,000 Household Financial Corp., 7.40%, 2/15/17.............     104,352
 1,000,000 International Lease Finance Corp, 5.40%, 6/1/04.......   1,038,370
   500,000 International Lease Finance Corp., 5.63%, 6/1/07......     526,675

 Shares
   or
Principal
 Amount                    Security Description                      Value
---------- -----------------------------------------------------  -----------
Corporate Bonds, continued:
Financial Services, continued:
$  500,000 Morgan Stanley Dean Witter, 6.60%, 4/1/12............. $   558,706
                                                                  -----------
                                                                   11,430,100
                                                                  -----------
Telecommunications (3.6%):
 1,000,000 Alltel Corp., 7.00%, 3/15/16..........................   1,203,673
   126,000 Qwest Corp., 6.88%, 9/15/33, Callable 9/15/03 @ 100*..     129,280
    20,000 Qwest Corp., 6.88%, 9/15/33...........................      20,521
 1,000,000 SBC Communications, Inc., 6.25%, 3/15/11..............   1,113,455
                                                                  -----------
                                                                    2,466,929
                                                                  -----------
Utilities--Electric (0.8%):
   500,000 Duke Energy Corp., 6.25%, 1/15/12.....................     525,017
                                                                  -----------
  Total Corporate Bonds                                            28,044,670
                                                                  -----------
Taxable Municipal Bonds (6.7%):
California (0.6%):
   400,000 Monrovia Redevelopment Agency Tax Allocation, 6.90%,
            5/1/17...............................................     435,000
                                                                  -----------
Colorado (2.2%):
 1,195,000 Boulder County Revenue Bond, Series B, 7.63%, 9/1/21,
            Callable 9/1/07 @ 100*, Insured by: AMBAC............   1,431,012
                                                                  -----------
Georgia (1.7%):
 1,000,000 Atlanta & Fulton County Downtown Arena Project
            Revenue Bond, 7.00%, 12/1/28.........................   1,100,000
                                                                  -----------
Illinois (0.2%):
   150,000 Springfield Tax Allocation, 7.50%, 2/1/12, Callable
            2/1/05 @ 100*, Insured by: AMBAC.....................     157,875
                                                                  -----------
Missouri (1.5%):
   905,000 St. Louis, Municipal Finance Corp., Firemens'
            Retirement System, Revenue Bond, 6.55%, 8/1/09,
            Insured by: MBIA.....................................   1,038,488
                                                                  -----------
Wisconsin (0.5%):
   300,000 Wisconsin State, GO, Series D, Callable on 4/1/03
            @100*, 6.90%, 11/1/11................................     336,750
                                                                  -----------
  Total Taxable Municipal Bonds                                     4,499,125
                                                                  -----------

                                   Continued

AMERICAN PERFORMANCE FUNDS
Bond Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2003
                                  (Unaudited)

 Shares
   or
Principal
 Amount                      Security Description                       Value
---------- ---------------------------------------------------------  ----------
U.S. Government Agencies (7.5%):
Fannie Mae (0.5%):
$  316,662 6.00%, 7/25/27............................................ $  322,860
                                                                      ----------
Federal Home Loan Bank (3.4%):
 2,000,000 2.65%, 8/12/05, Callable 3/12/03 @ 100*...................  2,000,440
   250,000 4.00%, 9/6/12.............................................    250,045
                                                                      ----------
Freddie Mac (0.1%):
    49,874 Series 2143, Class D, 6.00%, 5/15/27......................     49,910
                                                                      ----------
Government National Mortgage Assoc. (3.5%):
   660,636 6.50%, 12/1/11, Pool #E20275..............................    701,357
    17,373 10.50%, 11/15/15, Pool #268347............................     20,098
    27,394 11.00%, 2/15/16, Pool #279067.............................     31,995
    58,316 9.00%, 10/15/20, Pool #289412.............................     65,235
    59,496 9.00%, 7/15/21, Pool #308511..............................     66,520
   155,495 7.00%, 9/15/23, Pool #347688..............................    166,538
   223,326 7.50%, 11/15/23, Pool #354701.............................    240,598
   100,999 7.50%, 12/15/25, Pool #401510.............................    108,604
   212,755 8.00%, 5/15/26, Pool #428480..............................    232,105
     8,187 8.00%, 6/15/26, Pool #426149..............................      8,932
   699,322 7.00%, 7/15/29, Pool #490215..............................    744,211
                                                                      ----------
                                                                       2,386,193
                                                                      ----------
  Total U.S. Government Agencies                                       5,009,448
                                                                      ----------

 Shares
   or
Principal
 Amount                      Security Description                        Value
---------- ---------------------------------------------------------  -----------
U.S. Treasury Bills** (3.0%):
$2,000,000 1.58%, 3/27/03............................................ $ 1,998,185
                                                                      -----------
  Total U.S. Treasury Bills                                             1,998,185
                                                                      -----------
U.S. Treasury Bonds** (7.7%):
 1,000,000 5.00%, 8/15/11............................................   1,107,300
 2,000,000 6.38%, 8/15/27............................................   2,452,800
 1,500,000 5.38%, 2/15/31............................................   1,663,067
                                                                      -----------
  Total U.S. Treasury Bonds                                             5,223,167
                                                                      -----------
U.S. Treasury Notes** (8.5%):
 1,350,000 3.63%, 3/31/04............................................   1,384,331
 1,000,000 4.00%, 11/15/12...........................................   1,025,742
 1,000,000 4.38%, 5/15/07............................................   1,077,500
 1,100,000 4.88%, 2/15/12............................................   1,206,218
 1,000,000 3.88%, 2/15/13............................................   1,014,727
                                                                      -----------
  Total U.S. Treasury Notes                                             5,708,518
                                                                      -----------
Investments in Affiliates (4.9%):
Investment Companies (4.9%):
 2,000,613 American Performance Cash Management Fund.................   2,000,614
 1,323,595 American Performance U.S. Treasury Fund...................   1,323,595
                                                                      -----------
  Total Investments in Affiliates                                       3,324,209
                                                                      -----------
  Total Investments (Cost $64,514,611)(a)--99.9%                       67,421,476
  Other assets in excess of liabilities--0.1%                              81,447
                                                                      -----------
  Net Assets--100.0%                                                  $67,502,923
                                                                      ===========

--------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation as follows:

                Unrealized appreciation............ $2,944,882
                Unrealized depreciation............    (38,017)
                                                    ----------
                Net unrealized appreciation........ $2,906,865
                                                    ==========

* Represents next call date. Additional subsequent call dates and amounts also apply to this security.

**  Effective yield at purchase.

AMBAC--American Municipal Bond Assurance Corp.
FSA--Financial Security Assurance
GO--General Obligations Bond
MBIA--Municipal Bond Insurance Association

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS
Balanced Fund

                       Schedule of Portfolio Investments
                               February 28, 2003
                                  (Unaudited)

 Shares
   or
Principal
 Amount          Security Description          Value
---------- -------------------------------- -----------
Common Stocks (64.1%):
Aerospace/Defense (0.3%):
$    1,650 Alliant Techsystems, Inc. (b)... $    79,695
     3,700 Esterline Technologies Corp. (b)      63,566
                                            -----------
                                                143,261
                                            -----------
Apparel / Footwear (0.2%):
     2,300 Kellwood Co.....................      58,880
     5,400 Phillips-Van Heusen Corp........      64,530
                                            -----------
                                                123,410
                                            -----------
Automotive (0.3%):
     3,600 General Motors Corp.............     121,572
     8,000 Wabash National Corp. (b).......      42,400
                                            -----------
                                                163,972
                                            -----------
Automotive Parts (0.6%):
     3,200 CLARCOR, Inc....................     107,008
     2,100 Eaton Corp......................     148,995
     2,400 O'Reilly Automotive, Inc. (b)...      61,272
                                            -----------
                                                317,275
                                            -----------
Banking (5.4%):
     6,500 Bank of America Corp............     450,060
    10,800 Bank One Corp...................     389,124
     5,800 BB&T Corp.......................     190,414
    15,700 Charter One Financial, Inc......     453,887
    10,900 Comerica, Inc...................     446,682
     3,560 Commerce Bancorp, Inc...........     147,099
     2,600 Fifth Third Bancorp.............     138,086
     4,000 FirstMerit Corp.................      78,840
     3,650 New York Community Bancorp, Inc.     104,427
     2,400 Southwest Bank of Texas (b).....      75,888
     4,700 Staten Island Bancorp, Inc......      72,568
     7,500 U.S. Bancorp....................     156,900
     5,300 Wachovia Corp...................     188,044
     4,800 Washington Mutual, Inc..........     165,744
                                            -----------
                                              3,057,763
                                            -----------
Beverages (1.6%):
     3,000 Anheuser Busch Co., Inc.........     139,500
    10,400 Coca-Cola Co....................     418,288
     8,600 PepsiCo, Inc....................     329,552
                                            -----------
                                                887,340
                                            -----------
Building Materials (0.1%):
     2,000 Hughes Supply, Inc..............      46,400
                                            -----------

 Shares
   or
Principal
 Amount            Security Description             Value
---------- ------------------------------------- -----------
Common Stocks, continued:
Business Equipment & Services (1.4%):
$    2,800 Automatic Data Processing............ $    91,000
     4,700 Deluxe Corp..........................     189,410
     2,400 Fair, Issac & Co., Inc...............     117,216
     3,200 First Data Corp......................     110,880
     1,900 Global Payments, Inc.................      53,086
     3,400 United Stationers, Inc. (b)..........      70,788
     2,100 Zebra Technologies Corp., Class A (b)     132,468
                                                 -----------
                                                     764,848
                                                 -----------
Chemicals (0.9%):
     2,000 Cambrex Corp.........................      47,460
     4,500 Dow Chemical Co......................     122,850
     4,600 E.I. du Pont de Nemours & Co.........     168,682
     2,800 Georgia Gulf Corp....................      53,312
     6,500 Polyone Corp.........................      24,895
     2,100 Scotts Co., Class A (b)..............     105,735
                                                 -----------
                                                     522,934
                                                 -----------
Colleges & Universities (0.1%):
     1,500 Corinthian Colleges, Inc. (b)........      56,220
                                                 -----------
Commercial Services (0.5%):
     4,600 Aaron Rents, Inc.....................      81,650
     5,300 ABM Industries, Inc..................      84,747
     4,000 Regis Corp...........................      93,200
                                                 -----------
                                                     259,597
                                                 -----------
Computer Software & Services (2.9%):
     1,800 CACI International, Inc., Class A (b)      60,966
     1,400 eBay, Inc. (b).......................     109,788
     2,400 FactSet Research Systems, Inc........      61,416
     4,300 FileNET Corp. (b)....................      54,008
     2,500 Hyperion Solutions Corp. (b).........      64,350
    44,800 Microsoft Corp.......................   1,061,760
    16,600 Oracle Corp. (b).....................     198,536
                                                 -----------
                                                   1,610,824
                                                 -----------
Computers & Peripherals (3.4%):
     2,800 Anixter International, Inc. (b)......      65,660
     1,200 Black Box Corp.......................      48,792
    33,900 Cisco Systems, Inc. (b)..............     473,922
    13,600 Dell Computer Corp. (b)..............     366,656
    18,400 Hewlett-Packard Co...................     291,640
     2,500 Hutchinson Technology, Inc. (b)......      54,100
     7,700 International Business Machines Corp.     600,215
                                                 -----------
                                                   1,900,985
                                                 -----------

                                   Continued

AMERICAN PERFORMANCE FUNDS
Balanced Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2003
                                  (Unaudited)

 Shares
   or
Principal
 Amount             Security Description              Value
---------- --------------------------------------- -----------
Common Stocks, continued:
Construction (0.2%):
$    1,400 EMCOR Group, Inc. (b).................. $    67,620
     2,800 URS Corp. (b)..........................      24,892
                                                   -----------
                                                        92,512
                                                   -----------
Consumer Products (1.9%):
     2,400 Colgate-Palmolive Co...................     120,744
     3,600 Fortune Brands, Inc....................     157,824
     4,200 Gillette Co............................     126,798
     5,000 Procter & Gamble Co....................     409,300
     3,700 Sysco Corp.............................     100,344
     3,400 Whirlpool Corp.........................     167,484
                                                   -----------
                                                     1,082,494
                                                   -----------
Diversified Manufacturing Operations (4.4%):
     2,900 3M Co..................................     363,573
     7,700 Cooper Industries, Ltd., Class A.......     291,445
     6,900 Emerson Electric Co....................     324,783
    40,900 General Electric Co....................     983,645
     2,700 Illinois Tool Works, Inc...............     160,839
     1,800 Johnson Controls, Inc..................     140,328
     2,000 Roper Industries, Inc..................      57,700
     2,400 United Technologies Corp...............     140,592
                                                   -----------
                                                     2,462,905
                                                   -----------
Electronic Components/Instruments (0.5%):
     2,100 A.O. Smith Corp........................      54,138
     2,400 Electro Scientific Industries, Inc. (b)      41,160
     2,300 Harman International Industries, Inc.       146,119
     5,800 Pioneer-Standard Electronics, Inc......      49,358
                                                   -----------
                                                       290,775
                                                   -----------
Entertainment (2.8%):
    14,500 AOL Time Warner, Inc. (b)..............     164,140
     6,800 Aztar Corp. (b)........................      80,444
    14,700 Comcast Corp. (b)......................     412,923
     4,100 Harrah's Entertainment, Inc. (b).......     134,644
     2,000 Polaris Industries, Inc................      96,800
    19,200 The Walt Disney Co.....................     327,552
     4,100 Viacom, Inc., Class A (b)..............     152,561
     5,700 Viacom, Inc., Class B (b)..............     211,641
                                                   -----------
                                                     1,580,705
                                                   -----------
Financial Services (6.0%):
     9,500 American Express Co....................     319,010
    22,700 Citigroup, Inc.........................     756,817
     2,400 Downey Financial Corp..................      96,360
     5,100 Fannie Mae.............................     326,910

 Shares
   or
Principal
 Amount             Security Description              Value
---------- --------------------------------------- ------------
Common Stocks, continued:
Financial Services, continued:
$    5,100 Goldman Sachs Group, Inc............... $    354,195
    14,900 J.P. Morgan Chase & Co.................      337,932
     1,800 Legg Mason, Inc........................       88,614
     8,600 Merrill Lynch & Co.....................      293,088
     9,400 Morgan Stanley Dean Witter & Co.             346,390
     4,600 State Street Corp......................      169,510
     8,400 Wells Fargo & Co.......................      380,940
                                                   ------------
                                                      3,469,766
                                                   ------------
Food Products & Services (0.5%):
     2,200 General Mills, Inc.....................       94,314
     2,600 Performance Food Group Co. (b).........       81,874
     1,800 Whole Foods Market, Inc. (b)...........       91,926
                                                   ------------
                                                        268,114
                                                   ------------
Health Care (2.3%):
     2,000 Accredo Health, Inc. (b)...............       47,500
     1,700 Cerner Corp. (b).......................       56,474
     3,200 Cognex Corp. (b).......................       72,640
     3,700 Coventry Health Care, Inc. (b).........      104,821
     1,700 IDEXX Laboratories, Inc. (b)...........       61,982
    12,100 Johnson & Johnson......................      634,645
     3,700 Medtronic, Inc.........................      165,390
     4,600 Owens & Minor, Inc.....................       74,980
     1,900 Renal Care Group, Inc. (b).............       55,613
                                                   ------------
                                                      1,274,045
                                                   ------------
Home Builders (0.5%):
     3,144 D.R. Horton, Inc.......................       57,567
       200 NVR, Inc. (b)..........................       66,390
     2,500 Ryland Group, Inc......................      103,250
     2,900 Toll Brothers, Inc. (b)................       56,173
                                                   ------------
                                                        283,380
                                                   ------------
Hotels & Lodging (0.3%):
     4,800 Marriott International, Inc............      145,056
                                                   ------------
Insurance (2.5%):
    12,200 American International Group, Inc......      601,338
     3,700 First American Corp....................       85,470
     1,500 Hilb, Rogal & Hamilton Co..............       44,595
     5,900 John Hancock Financial Services, Inc.        165,790
     2,500 Marsh & McLennan Cos., Inc.............      101,750
     5,000 MetLife, Inc...........................      130,850
     1,900 Mid Atlantic Medical Services, Inc. (b)       67,925
     5,100 Stewart Information Services Corp. (b)       117,300
     1,400 UnitedHealth Group, Inc................      116,060
                                                   ------------
                                                      1,431,078
                                                   ------------

                                   Continued

AMERICAN PERFORMANCE FUNDS
Balanced Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2003
                                  (Unaudited)

 Shares
   or
Principal
 Amount           Security Description            Value
---------- ----------------------------------- -----------
Common Stocks, continued:
Lumber (0.1%):
$    3,400 Universal Forest Products, Inc..... $    58,140
                                               -----------
Machinery & Equipment (0.3%):
     5,500 JLG Industries, Inc................      25,850
     3,300 Lincoln Electric Holdings, Inc.....      65,409
     4,600 Timken Co..........................      73,738
                                               -----------
                                                   164,997
                                               -----------
Medical--Biotechnology (0.2%):
     2,500 Pharmaceutical Product Development,
            Inc. (b)..........................      78,425
     2,800 Techne Corp. (b)...................      60,816
                                               -----------
                                                   139,241
                                               -----------
Medical Equipment & Supplies (0.2%):
     1,700 Diagnostic Products Corp...........      57,647
     2,300 Respironics, Inc. (b)..............      71,415
                                               -----------
                                                   129,062
                                               -----------
Metals--Processing & Fabrication (0.2%):
     4,400 Commercial Metals Co...............      61,908
     4,400 Steel Dynamics, Inc. (b)...........      53,372
                                               -----------
                                                   115,280
                                               -----------
Oil & Gas Exploration, Production and Services (2.2%):
     3,000 Anadarko Petroleum Corp............     138,240
     2,200 Apache Corp........................     143,616
     6,800 Helmerich & Payne, Inc.............     187,000
     8,300 Marathon Oil Corp..................     191,647
     2,700 Newfield Exploration Co. (b).......      92,070
     3,200 Pogo Producing Co..................     127,200
     4,800 Schlumberger Ltd...................     199,728
     4,200 St Mary Land & Exploration.........     112,014
     5,900 Vintage Petroleum, Inc.............      58,705
                                               -----------
                                                 1,250,220
                                               -----------
Oil--Integrated Companies (3.0%):
     2,800 ChevronTexaco Corp.................     179,676
    24,500 Exxon Mobil Corp...................     833,490
     7,600 Murphy Oil Corp....................     327,028
     6,700 Occidental Petroleum Corp..........     200,330
     4,000 Sunoco, Inc........................     141,560
                                               -----------
                                                 1,682,084
                                               -----------
Paper Products (0.8%):
    10,000 International Paper Co.............     350,300
     2,300 Kimberly-Clark Corp................     105,409
                                               -----------
                                                   455,709
                                               -----------

 Shares
   or
Principal
 Amount             Security Description             Value
---------- -------------------------------------- ------------
Common Stocks, continued:
Pharmaceuticals (5.3%):
$    4,600 Abbott Laboratories................... $    163,852
     7,000 Amgen, Inc. (b).......................      382,480
    12,100 Bristol-Myers Squibb Co...............      281,930
     1,800 Cardinal Health, Inc..................      103,122
     1,800 Cephalon, Inc. (b)....................       86,670
     3,000 Eli Lilly & Co........................      169,680
     1,800 Medicis Pharmaceutical Corp.,
            Class A (b)..........................       83,880
     9,300 Merck & Co., Inc......................      490,575
    25,700 Pfizer, Inc...........................      766,374
     3,900 Pharmacia Corp........................      161,148
     2,300 Priority Healthcare Corp., Class B (b)       52,026
     4,800 Schering-Plough Corp..................       86,496
     3,900 Wyeth.................................      137,475
                                                  ------------
                                                     2,965,708
                                                  ------------
Printing & Publishing (0.5%):
     2,200 Gannett Co., Inc......................      158,774
     2,500 McGraw-Hill Cos., Inc.................      140,600
                                                  ------------
                                                       299,374
                                                  ------------
Real Estate Investment Trust (0.6%):
     9,800 Apartment Investment &
            Management Co., Class A..............      360,346
                                                  ------------
Restaurants (0.5%):
     4,325 Applebee's International, Inc.........      110,893
     9,300 McDonald's Corp.......................      126,573
     3,600 Ruby Tuesday, Inc.....................       67,068
                                                  ------------
                                                       304,534
                                                  ------------
Retail (3.4%):
     2,399 99 Cents Only Stores (b)..............       53,450
     2,300 Ann Taylor Stores Corp. (b)...........       44,620
     2,800 Chico's FAS, Inc. (b).................       50,596
     7,800 Home Depot, Inc.......................      182,910
     2,000 Kohl's Corp. (b)......................       97,800
     3,800 La-Z-Boy, Inc.........................       67,450
     2,100 Linens 'n Things, Inc. (b)............       48,720
     3,100 Lowe's Cos., Inc......................      121,830
     3,600 Men's Wearhouse, Inc. (b).............       51,120
     3,000 Pier 1 Imports, Inc...................       47,910
     3,200 School Specialty, Inc. (b)............       60,128
     4,300 Target Corp...........................      123,195
    18,400 Wal-Mart Stores, Inc..................      884,304
     3,600 Walgreen Co...........................      101,304
                                                  ------------
                                                     1,935,337
                                                  ------------

                                   Continued

AMERICAN PERFORMANCE FUNDS
Balanced Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2003
                                  (Unaudited)

 Shares
   or
Principal
 Amount            Security Description             Value
---------- ------------------------------------- -----------
Common Stocks, continued:
Semiconductors (2.0%):
$    6,100 Applied Industrial Technologies, Inc. $    99,979
     8,200 Applied Materials, Inc. (b)..........     106,436
     2,700 ATMI, Inc. (b).......................      50,760
     9,000 Axcelis Technologies, Inc. (b).......      54,450
     3,800 Exar Corp. (b).......................      47,766
    34,200 Intel Corp...........................     589,950
     5,400 Skyworks Solutions, Inc. (b).........      37,692
     9,400 Texas Instruments, Inc...............     157,450
                                                 -----------
                                                   1,144,483
                                                 -----------
Telecommunications (1.8%):
     7,100 BellSouth Corp.......................     153,857
     3,000 QUALCOMM, Inc. (b)...................     103,740
    16,500 SBC Communications, Inc..............     343,200
    12,500 Verizon Communications, Inc..........     432,250
                                                 -----------
                                                   1,033,047
                                                 -----------
Tobacco & Tobacco Products (0.7%):
    10,800 Altria Group, Inc....................     417,420
                                                 -----------
Transportation & Shipping (1.8%):
     3,600 Arkansas Best Corp...................      85,320
     2,400 Roadway Express, Inc.................      74,160
     5,800 Union Pacific Corp...................     320,102
     6,700 United Parcel Service, Class B.......     385,518
     3,500 Werner Enterprises, Inc..............      65,625
     3,500 Yellow Corp. (b).....................      79,345
                                                 -----------
                                                   1,010,070
                                                 -----------
Utilities--Electric (0.3%):
     5,800 Avista Corp..........................      59,218
     3,200 Hawaiian Electric Industries, Inc....     127,360
                                                 -----------
                                                     186,578
                                                 -----------
Utilities--Natural Gas (0.4%):
     3,400 Energen Corp.........................     103,428
     8,200 NiSource, Inc........................     138,908
                                                 -----------
                                                     242,336
                                                 -----------
Utilities--Water (0.2%):
     3,700 American States Water Co.............      86,876
                                                 -----------
  Total Common Stocks                             36,216,501
                                                 -----------
Collateralized Mortgage Obligations (9.9%):
   550,000 Chase Mortgage Finance Corp., Series
            1993-L, Class 2A12, 7.00%,
            10/25/24............................     561,310

  Shares
    or
 Principal
  Amount            Security Description            Value
------------ ----------------------------------- ------------
Collateralized Mortgage Obligations, continued:
$    478,994 Countrywide Mortgage Backed
              Securities, Inc., 5.20%, 1/25/33   $    481,567
     441,000 Fannie Mae, Series 1992-198,
              Class N, 7.50%, 9/25/22...........      471,774
      26,097 Freddie Mac, Series 2320, Class
              TC, 6.00%, 12/15/11...............       26,124
     245,627 Freddie Mac, 5.50%, 6/15/17........      246,856
     761,000 Freddie Mac, Series 1443, Class I,
              7.50%, 12/15/22...................      830,848
     853,000 Freddie Mac, Series 2319, Class
              BH, 6.50%, 7/15/29................      894,233
       6,227 General Electric Capital Mortgage
              Services, Inc., 6.50%, 10/25/23           6,255
     500,000 Government National Mortgage
              Assoc., Series 1999-2, Class D,
              6.50%, 10/20/26...................      512,132
     300,000 Government National Mortgage
              Assoc., Series 2001-7, Class PJ,
              6.50%, 2/20/30....................      316,828
     500,000 GSR Mortgage Loan Trust,
              6.50%, 7/25/32....................      515,321
      29,487 Independent National Mortgage
              Corp., Series 1995-M, Class
              A4, 7.50%, 9/25/25................       29,438
      39,578 Prudential Home Mortgage
              Securities, 6.75%, 10/25/23.......       39,677
     396,985 Prudential Home Mortgage
              Securities, 6.75%, 12/26/23.......      397,739
      66,719 Residential Funding Mortgage
              Securities I, Inc., 6.75%, 8/25/27       66,653
     199,362 Structured Mortgage Asset
              Residential Trust,
              7.00%, 7/25/31....................      203,954
                                                 ------------
  Total Collateralized Mortgage Obligations         5,600,709
                                                 ------------
Corporate Bonds (10.8%):
Banking (2.4%):
     500,000 Credit Suisse First Boston USA,
              Inc., 6.13%, 11/15/11.............      531,780
     250,000 J.P. Morgan Chase & Co.,
              6.25%, 12/15/05...................      269,495
     500,000 J.P. Morgan Chase & Co.,
              6.00%, 1/15/09....................      538,231
                                                 ------------
                                                    1,339,506
                                                 ------------

                                   Continued

AMERICAN PERFORMANCE FUNDS
Balanced Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2003
                                  (Unaudited)

  Shares
    or
 Principal
  Amount           Security Description           Value
------------ --------------------------------- ------------
Corporate Bonds, continued:
Brokerage (0.2%):
$    125,000 Goldman Sachs Group, Inc.,
              6.125%, 2/15/33................. $    125,765
                                               ------------
Computer Software & Services (1.2%):
     450,000 Electronic Data Systems,
              7.13%, 10/15/09.................      464,625
     200,000 Hewlett--Packard Co.,
              6.50%, 7/1/12...................      224,496
                                               ------------
                                                    689,121
                                               ------------
Financial Services (5.5%):
     200,000 Bear Stearns Co., Inc.,
              7.00%, 9/24/21..................      205,906
     500,000 Boeing Capital Corp,
              6.50%, 2/15/12..................      540,594
     125,000 Boeing Capital Corp.,
              5.80%, 1/15/13..................      129,498
     500,000 Cincinnati Financial Corp.,
              6.90%, 5/15/28..................      535,317
     200,000 General Motors Acceptance Corp.,
              6.63%, 10/15/05.................      211,932
     100,000 Green Tree Financial Corp.,
              6.30%, 12/15/13.................      103,419
     500,000 Household Finance Corp.,
              6.50%, 1/24/06..................      543,762
     100,000 Household Finance Corp.,
              7.40%, 8/15/22..................      103,153
     110,000 Household Financial Corp.,
              6.70%, 9/15/09..................      116,743
     600,000 International Lease Finance Corp,
              5.32%, 12/9/07..................      628,104
                                               ------------
                                                  3,118,428
                                               ------------
Retail Stores (0.5%):
     250,000 Wal-Mart Stores, Inc.,
              7.25%, 6/1/13...................      307,041
                                               ------------
Telecommunications (0.6%):
     250,000 SBC Communications, Inc.,
              6.25%, 3/15/11..................      278,364
      51,000 Southwestern Bell, 7.63%, 3/1/23        53,255
                                               ------------
                                                    331,619
                                               ------------
Utilities--Electric (0.4%):
     200,000 Duke Energy Corp.,
              6.25%, 1/15/12..................      210,007
                                               ------------
  Total Corporate Bonds                           6,121,487
                                               ------------

  Shares
    or
 Principal
  Amount            Security Description          Value
 ------------    ----------------------------  ------------
Taxable Municipal Bonds (1.0%):
Georgia (0.7%):
$    350,000    Cedartown Development
                 Authority, 7.00%, 2/1/22,
                 Callable 2/1/07 @ 102**,
                 Insured by: AMBAC............ $    372,211
Louisiana (0.3%):
     170,000    Orleans Parish School Board
                 Refunding Bonds, Series A,
                 6.45%, 2/1/05, Insured by:
                 FGIC.........................      183,772
                                               ------------
  Total Taxable Municipal Bonds                     555,983
                                               ------------
U.S. Government Agencies (1.7%):
Government National Mortgage Assoc. (1.7%):
      66,064    6.50%, 12/1/11, Pool #E20275..       70,131
     170,642    7.00%, 1/15/26, Pool #421420..      182,053
      62,713    6.00%, 2/20/26, Pool #2166....       65,887
     172,982    8.00%, 6/15/26, Pool #423563..      188,711
     401,371    7.00%, 7/15/29, Pool #492747..      427,083
                                               ------------
  Total U.S. Government Agencies                    933,865
                                               ------------
U.S. Treasury Bonds* (4.2%):
   2,000,000    6.13%, 11/15/27...............    2,384,376
                                               ------------
  Total U.S. Treasury Bonds                       2,384,376
                                               ------------
U.S. Treasury Notes* (4.4%):
U.S. Treasury Notes (4.4%):
   1,000,000    4.63%, 5/15/06................    1,080,586
   1,050,000    4.88%, 2/15/12................    1,151,390
     250,000    4.00%, 11/15/12...............      256,436
                                               ------------
  Total U.S. Treasury Notes                       2,488,412
                                               ------------
Investments in Affiliates (3.5%):
Investment Companies (3.5%):
   1,323,429    American Performance Cash
                 Management Fund..............    1,323,430
     632,295    American Performance U.S.
                 Treasury Fund................      632,295
                                               ------------
  Total Investments in Affiliates                 1,955,725
                                               ------------
  Total Investments
   (Cost $56,959,338) (a)--99.6%                 56,257,058
  Other assets in excess of liabilities--0.4%       224,408
                                               ------------
  Net Assets--100.0%                           $ 56,481,466
                                               ============

                                   Continued

AMERICAN PERFORMANCE FUNDS
Balanced Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2003
                                  (Unaudited)

--------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation as follows:

                    Unrealized appreciation.... $ 3,307,588
                    Unrealized depreciation....  (4,009,868)
                                                -----------
                    Net unrealized depreciation $  (702,280)
                                                ===========

(b) Represents non-income producing securities.
*  Effective yield at purchase.
** Represents next call date. Additional subsequent call dates and amounts also apply to this security.

AMBAC--AMBAC Indemnity Corporation
FGIC--Financial Guaranty Insurance Corporation

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS
Equity Fund

                       Schedule of Portfolio Investments
                               February 28, 2003
                                  (Unaudited)

Shares                  Security Description                      Value
------- -----------------------------------------------------  -----------
Common Stocks (99.0%):
Aerospace/Defense (1.5%):
 13,705 Lockheed Martin Corp.................................. $   626,593
                                                               -----------
Automotive Parts (0.9%):
  9,400 Lear Corp.(b).........................................     357,012
                                                               -----------
Banking (11.0%):
 33,970 Bank of America Corp..................................   2,352,082
  9,790 Bank One Corp.........................................     352,734
 13,215 U.S. Bancorp..........................................     276,458
 26,725 Wachovia Corp.........................................     948,202
 15,955 Washington Mutual, Inc................................     550,926
                                                               -----------
                                                                 4,480,402
                                                               -----------
Broadcasting/Cable (1.4%):
 15,955 Clear Channel Communications, Inc.(b).................     582,517
                                                               -----------
Business Equipment & Services (0.9%):
 12,335 Computer Sciences Corp.(b)............................     385,592
                                                               -----------
Chemicals (2.4%):
 19,580 Dow Chemical Co.......................................     534,534
 11,945 E.I. du Pont de Nemours & Co..........................     438,023
                                                               -----------
                                                                   972,557
                                                               -----------
Computer Software & Services (1.0%):
 17,620 Microsoft Corp........................................     417,594
                                                               -----------
Computers & Peripherals (3.4%):
 38,475 Cisco Systems, Inc.(b)................................     537,881
 53,450 Hewlett-Packard Co....................................     847,182
                                                               -----------
                                                                 1,385,063
                                                               -----------
Construction (1.8%):
 13,410 Centex Corp...........................................     741,305
                                                               -----------
Diversified Manufacturing Operations (6.9%):
 18,110 Emerson Electric Co...................................     852,438
 47,770 General Electric Co...................................   1,148,869
 23,885 Tyco International, Ltd...............................     353,498
  7,930 United Technologies Corp..............................     464,539
                                                               -----------
                                                                 2,819,344
                                                               -----------
Electric Utility (1.1%):
 11,260 Ameren Corp...........................................     439,027
                                                               -----------
Electronic Components/Instruments (1.6%):
 77,925 Motorola, Inc.........................................     656,129
                                                               -----------
Entertainment (6.9%):
 60,305 AOL Time Warner, Inc.(b)..............................     682,653
 18,210 Harrah's Entertainment, Inc.(b).......................     598,016

Shares                  Security Description                      Value
------- -----------------------------------------------------  -----------
Common Stocks, continued:
Entertainment, continued:
 18,895 The Walt Disney Co.................................... $   322,349
 33,185 Viacom, Inc., Class B(b)..............................   1,232,159
                                                               -----------
                                                                 2,835,177
                                                               -----------
Financial Services (17.9%):
  8,125 Bear Stearns Companies, Inc...........................     508,950
 60,990 Citigroup, Inc........................................   2,033,406
 19,775 Countrywide Credit Industries, Inc....................   1,055,787
  4,995 Goldman Sachs Group, Inc..............................     346,903
 17,035 J.P. Morgan Chase & Co................................     386,354
 27,315 Merrill Lynch & Co....................................     930,895
 22,810 Morgan Stanley Dean Witter & Co.......................     840,549
 25,550 Wells Fargo & Co......................................   1,158,692
                                                               -----------
                                                                 7,261,536
                                                               -----------
Health Care (2.8%):
 22,025 Johnson & Johnson.....................................   1,155,211
                                                               -----------
Insurance (7.8%):
 37,865 American International Group, Inc.....................   1,866,366
 26,530 Fidelity National Financial, Inc......................     870,980
 17,230 MetLife, Inc..........................................     450,909
                                                               -----------
                                                                 3,188,255
                                                               -----------
Medical--Biotechnology (0.5%):
  4,100 Quest Diagnostics, Inc.(b)............................     216,316
                                                               -----------
Oil & Gas Exploration, Production and Services (3.9%):
  4,600 Anadarko Petroleum Corp...............................     211,968
  3,915 Apache Corp...........................................     255,571
  9,300 Burlington Resources, Inc.............................     431,055
  8,320 Devon Energy Corp.....................................     401,024
 10,865 Helmerich & Payne, Inc................................     298,788
                                                               -----------
                                                                 1,598,406
                                                               -----------
Oil--Integrated Companies (9.0%):
 15,055 ChevronTexaco Corp....................................     966,079
 65,590 Exxon Mobil Corp......................................   2,231,372
 12,530 Royal Dutch Petroleum Co..............................     497,065
                                                               -----------
                                                                 3,694,516
                                                               -----------
Paper Products (1.6%):
 18,110 International Paper Co................................     634,393
                                                               -----------
Pharmaceuticals (1.2%):
  7,440 Baxter International, Inc.............................     211,222
  9,200 Pfizer, Inc...........................................     274,344
                                                               -----------
                                                                   485,566
                                                               -----------

                                   Continued

AMERICAN PERFORMANCE FUNDS
Equity Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2003
                                  (Unaudited)

Shares                  Security Description                      Value
------- -----------------------------------------------------  -----------
Common Stocks, continued:
Retail (1.5%):
 19,090 Home Depot, Inc....................................... $   447,660
  7,510 Sears, Roebuck & Co...................................     163,568
                                                               -----------
                                                                   611,228
                                                               -----------
Semiconductors (2.2%):
 41,505 Intel Corp............................................     715,961
 10,770 Texas Instruments, Inc................................     180,398
                                                               -----------
                                                                   896,359
                                                               -----------
Telecommunications (4.5%):
 30,000 AT&T Wireless Services, Inc.(b).......................     177,300
 18,305 BellSouth Corp........................................     396,669
 43,690 SBC Communications, Inc...............................     908,753
 10,535 Verizon Communications, Inc...........................     364,300
                                                               -----------
                                                                 1,847,022
                                                               -----------
Transportation & Shipping (2.8%):
 13,120 FedEx Corp............................................     674,368
  8,715 Union Pacific Corp....................................     480,981
                                                               -----------
                                                                 1,155,349
                                                               -----------

Shares                  Security Description                      Value
------- -----------------------------------------------------  -----------
Common Stocks, continued:
Utilities--Electric (2.5%):
  6,265 Dominion Resources, Inc............................... $   337,684
 14,780 Entergy Corp..........................................     673,229
                                                               -----------
                                                                 1,010,913
                                                               -----------
  Total Common Stocks                                           40,453,382
                                                               -----------
Investments in Affiliates (0.8%):
Investment Companies (0.8%):
314,335 American Performance Cash Management Fund.............     314,335
                                                               -----------
  Total Investments in Affiliates                                  314,335
                                                               -----------
  Total Investments (Cost $44,425,828)(a)--99.8%                40,767,717
  Other assets in excess of liabilities--0.2%                       71,810
                                                               -----------
  Net Assets--100.0%                                           $40,839,527
                                                               ===========

--------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation as follows:

                Unrealized appreciation............ $ 3,137,608
                Unrealized depreciation............  (6,795,719)
                                                    -----------
                Net unrealized depreciation........ $(3,658,111)
                                                    ===========

(b) Represents non-income producing securities.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS
Growth Equity Fund

                       Schedule of Portfolio Investments
                               February 28, 2003
                                  (Unaudited)

 Shares                    Security Description                       Value
--------- -------------------------------------------------------  -----------
Common Stocks (96.5%):
Banking (1.5%):
   21,000 Fifth Third Bancorp..................................... $ 1,115,310
                                                                   -----------
Beverages (5.8%):
   25,300 Anheuser Busch Co., Inc.................................   1,176,450
   46,600 Coca-Cola Co............................................   1,874,252
   36,400 PepsiCo, Inc............................................   1,394,848
                                                                   -----------
                                                                     4,445,550
                                                                   -----------
Business Equipment & Services (1.9%):
   20,400 Automatic Data Processing...............................     663,000
   23,600 First Data Corp.........................................     817,740
                                                                   -----------
                                                                     1,480,740
                                                                   -----------
Computer Software & Services (9.1%):
    9,600 eBay, Inc.(b)...........................................     752,832
  204,600 Microsoft Corp..........................................   4,849,020
  116,600 Oracle Corp.(b).........................................   1,394,536
                                                                   -----------
                                                                     6,996,388
                                                                   -----------
Computers & Peripherals (8.1%):
  146,900 Cisco Systems, Inc.(b)..................................   2,053,662
   57,800 Dell Computer Corp.(b)..................................   1,558,288
   33,200 International Business Machines Corp....................   2,587,940
                                                                   -----------
                                                                     6,199,890
                                                                   -----------
Consumer Products (5.1%):
   18,900 Colgate-Palmolive Co....................................     950,859
   32,400 Gillette Co.............................................     978,156
   23,900 Procter & Gamble Co.....................................   1,956,454
                                                                   -----------
                                                                     3,885,469
                                                                   -----------
Diversified Manufacturing Operations (8.6%):
   11,600 3M Co...................................................   1,454,292
  182,800 General Electric Co.....................................   4,396,340
    9,800 Johnson Controls, Inc...................................     764,008
                                                                   -----------
                                                                     6,614,640
                                                                   -----------
Entertainment (0.9%):
   20,500 Harrah's Entertainment, Inc.(b).........................     673,220
                                                                   -----------
Financial Services (4.4%):
   35,600 American Express Co.....................................   1,195,448
   21,500 Fannie Mae..............................................   1,378,150
   20,700 State Street Corp.......................................     762,795
                                                                   -----------
                                                                     3,336,393
                                                                   -----------
Food Products & Services (1.2%):
   21,100 General Mills, Inc......................................     904,557
                                                                   -----------

 Shares                    Security Description                       Value
--------- -------------------------------------------------------  -----------
Common Stocks, continued:
Health Care (5.4%):
   55,600 Johnson & Johnson....................................... $ 2,916,220
   28,200 Medtronic, Inc..........................................   1,260,540
                                                                   -----------
                                                                     4,176,760
                                                                   -----------
Insurance (2.2%):
   20,200 Marsh & McLennan Cos., Inc..............................     822,140
   10,700 UnitedHealth Group, Inc.................................     887,030
                                                                   -----------
                                                                     1,709,170
                                                                   -----------
Paper Products (1.2%):
   20,500 Kimberly-Clark Corp.....................................     939,515
                                                                   -----------
Pharmaceuticals (19.0%):
   33,900 Abbott Laboratories.....................................   1,207,518
   29,400 Amgen, Inc. (b).........................................   1,606,416
   47,600 Bristol-Myers Squibb Co.................................   1,109,080
   14,200 Cardinal Health, Inc....................................     813,518
   22,800 Eli Lilly & Co..........................................   1,289,568
   43,300 Merck & Co., Inc........................................   2,284,075
  115,800 Pfizer, Inc.............................................   3,453,156
   29,300 Pharmacia Corp..........................................   1,210,676
   35,600 Schering-Plough Corp....................................     641,512
   29,200 Wyeth...................................................   1,029,300
                                                                   -----------
                                                                    14,644,819
                                                                   -----------
Recreation (0.9%):
   16,500 Harley-Davidson, Inc....................................     653,235
                                                                   -----------
Retail (9.4%):
   14,500 Kohl's Corp. (b)........................................     709,050
   22,600 Lowe's Cos., Inc........................................     888,180
   31,900 Target Corp.............................................     913,935
   81,700 Wal-Mart Stores, Inc....................................   3,926,502
   27,400 Walgreen Co.............................................     771,036
                                                                   -----------
                                                                     7,208,703
                                                                   -----------
Semiconductors (4.0%):
   53,500 Applied Materials, Inc. (b).............................     694,430
  137,400 Intel Corp..............................................   2,370,150
                                                                   -----------
                                                                     3,064,580
                                                                   -----------
Telecommunications (3.4%):
   20,700 QUALCOMM, Inc. (b)......................................     715,806
   54,200 Verizon Communications, Inc.............................   1,874,236
                                                                   -----------
                                                                     2,590,042
                                                                   -----------
Tobacco & Tobacco Products (2.2%):
   43,900 Altria Group, Inc.......................................   1,696,735
                                                                   -----------

                                   Continued

AMERICAN PERFORMANCE FUNDS
Growth Equity Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2003
                                  (Unaudited)

  Shares                    Security Description                      Value
----------- -----------------------------------------------------  -----------
Common Stocks, continued:
Transportation & Shipping (2.2%):
     29,200 United Parcel Service, Class B........................ $ 1,680,168
                                                                   -----------
  Total Common Stocks                                               74,015,884
                                                                   -----------
Investments in Affiliates (3.4%):
Investment Companies (3.4%):
  2,590,977 American Performance Cash Management Fund.............   2,590,977
                                                                   -----------

Shares                   Security Description                        Value
------ ---------------------------------------------------------  -----------
Investments in Affiliates, continued:
  Total Investments in Affiliates                                 $ 2,590,977
  Total Investments
   (Cost $72,154,182)(a)--99.9%                                    76,606,861
  Other assets in excess of liabilities--0.1%                          63,655
                                                                  -----------
  Net Assets--100.0%                                              $76,670,516
                                                                  ===========

--------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation as follows:

                Unrealized appreciation............ $11,376,231
                Unrealized depreciation............  (6,923,552)
                                                    -----------
                Net unrealized appreciation........ $ 4,452,679
                                                    ===========

(b) Represents non-income producing securities.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS
Small Cap Equity Fund

                       Schedule of Portfolio Investments
                               February 28, 2003
                                  (Unaudited)

Shares                     Security Description                         Value
------- -----------------------------------------------------------  -----------
Common Stocks (98.1%):
Aerospace/Defense (1.0%):
  2,380 Alliant Techsystems, Inc. (b)............................... $   114,954
                                                                     -----------
Airlines (0.5%):
  6,250 SkyWest, Inc................................................      55,938
                                                                     -----------
Apparel / Footwear (1.0%):
  4,465 Kellwood Co.................................................     114,304
                                                                     -----------
Automotive Parts (3.2%):
  4,365 CLARCOR, Inc................................................     145,966
  4,065 O'Reilly Automotive, Inc. (b)...............................     103,779
  8,530 TBC Corp. (b)...............................................     111,914
                                                                     -----------
                                                                         361,659
                                                                     -----------
Banking (6.0%):
  6,250 Cullen/Frost Bankers, Inc...................................     194,750
  4,165 Southwest Bank of Texas (b).................................     131,697
  8,035 Staten Island Bancorp, Inc..................................     124,060
 10,362 Washington Federal, Inc.....................................     230,036
                                                                     -----------
                                                                         680,543
                                                                     -----------
Beverages (1.1%):
  4,365 Corn Products International, Inc............................     131,168
                                                                     -----------
Building Materials (1.6%):
  4,860 Butler Manufacturing Co.....................................      87,480
  3,965 Hughes Supply, Inc..........................................      91,988
                                                                     -----------
                                                                         179,468
                                                                     -----------
Business Equipment & Services (5.4%):
  3,370 Fair, Issac & Co., Inc......................................     164,591
  3,965 Global Payments, Inc........................................     110,782
  5,255 Standard Register Co........................................      85,289
  3,965 United Stationers, Inc. (b).................................      82,551
  2,775 Zebra Technologies Corp., Class A (b).......................     175,047
                                                                     -----------
                                                                         618,260
                                                                     -----------
Business Services (0.8%):
  4,065 CDI Corporation (b).........................................      92,479
                                                                     -----------
Chemicals (3.1%):
  2,875 Cambrex Corp................................................      68,224
  4,660 Georgia Gulf Corp...........................................      88,726
 12,100 Polyone Corp................................................      46,343
  2,875 Scotts Co., Class A (b).....................................     144,756
                                                                     -----------
                                                                         348,049
                                                                     -----------
Colleges & Universities (0.9%):
  2,775 Corinthian Colleges, Inc. (b)...............................     104,007
                                                                     -----------

Shares                     Security Description                         Value
------- -----------------------------------------------------------  -----------
Common Stocks, continued:
Combination Utility Services (0.5%):
  4,860 Plains Resources, Inc. (b).................................. $    55,355
                                                                     -----------
Commercial Services (2.7%):
  4,660 Aaron Rents, Inc............................................      82,715
  7,440 ABM Industries, Inc.........................................     118,966
  4,760 Regis Corp..................................................     110,908
                                                                     -----------
                                                                         312,589
                                                                     -----------
Computer Software & Services (0.6%):
  2,180 CACI International, Inc., Class A (b).......................      73,837
                                                                     -----------
Computers & Peripherals (2.5%):
  4,860 Anixter International, Inc. (b).............................     113,967
  2,380 Black Box Corp..............................................      96,771
  3,470 Hutchinson Technology, Inc. (b).............................      75,091
                                                                     -----------
                                                                         285,829
                                                                     -----------
Construction (1.3%):
  2,180 EMCOR Group, Inc. (b).......................................     105,294
  4,465 URS Corp. (b)...............................................      39,694
                                                                     -----------
                                                                         144,988
                                                                     -----------
Diversified Manufacturing Operations (1.9%):
  4,860 IDEX Corp...................................................     134,719
  2,875 Roper Industries, Inc.......................................      82,944
                                                                     -----------
                                                                         217,663
                                                                     -----------
Electronic Components/Instruments (3.4%):
  4,465 A.O. Smith Corp.............................................     115,108
  4,365 Electro Scientific Industries, Inc. (b).....................      74,860
  3,075 Harman International Industries, Inc........................     195,354
                                                                     -----------
                                                                         385,322
                                                                     -----------
Entertainment (1.7%):
  7,140 Aztar Corp. (b).............................................      84,466
  2,180 Polaris Industries, Inc.....................................     105,512
                                                                     -----------
                                                                         189,978
                                                                     -----------
Financial Services (2.6%):
  3,670 Downey Financial Corp.......................................     147,351
  5,750 Raymond James Financial, Inc................................     146,510
                                                                     -----------
                                                                         293,861
                                                                     -----------
Food Products & Services (1.9%):
  5,155 International Multifoods Corp. (b)..........................     101,554
  3,670 Performance Food Group Co. (b)..............................     115,568
                                                                     -----------
                                                                         217,122
                                                                     -----------

                                   Continued

AMERICAN PERFORMANCE FUNDS
Small Cap Equity Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2003
                                  (Unaudited)

Shares                     Security Description                         Value
------- -----------------------------------------------------------  -----------
Common Stocks, continued:
Health Care (6.1%):
  2,430 Accredo Health, Inc. (b).................................... $    57,713
  3,075 Cerner Corp. (b)............................................     102,152
  5,155 Cognex Corp. (b)............................................     117,018
  4,265 Coventry Health Care, Inc. (b)..............................     120,826
  3,175 IDEXX Laboratories, Inc. (b)................................     115,760
  3,075 Invacare Corp...............................................      94,095
  6,445 Owens & Minor, Inc..........................................     105,054
                                                                     -----------
                                                                         712,618
                                                                     -----------
Home Builders (3.2%):
    395 NVR, Inc. (b)...............................................     131,120
  3,275 Ryland Group, Inc...........................................     135,258
  5,255 Toll Brothers, Inc. (b).....................................     101,789
                                                                     -----------
                                                                         368,167
                                                                     -----------
Insurance (5.0%):
  6,445 First American Corp.........................................     148,880
  2,680 Hilb, Rogal & Hamilton Co...................................      79,676
  3,075 Mid Atlantic Medical Services, Inc. (b).....................     109,931
  4,065 Selective Insurance Group, Inc..............................      95,934
  5,750 Stewart Information Services Corp. (b)......................     132,250
                                                                     -----------
                                                                         566,671
                                                                     -----------
Lumber (0.8%):
  5,655 Universal Forest Products, Inc..............................      96,701
                                                                     -----------
Machinery & Equipment (1.7%):
  3,470 Manitowoc Co., Inc..........................................      63,050
  8,035 Timken Co...................................................     128,801
                                                                     -----------
                                                                         191,851
                                                                     -----------
Medical--Biotechnology (1.7%):
  3,370 Pharmaceutical Product Development, Inc. (b)................     105,717
  3,870 Techne Corp. (b)............................................      84,056
                                                                     -----------
                                                                         189,773
                                                                     -----------
Medical Equipment & Supplies (2.4%):
  2,480 Diagnostic Products Corp....................................      84,097
  3,965 Respironics, Inc. (b).......................................     123,113
  2,480 Thor Industries, Inc........................................      63,711
                                                                     -----------
                                                                         270,921
                                                                     -----------
Metals--Processing & Fabrication (1.0%):
  7,935 Commercial Metals Co........................................     111,645
                                                                     -----------
Oil & Gas Exploration, Production and Services (5.2%):
  6,250 Cal Dive International, Inc. (b)............................     116,688
  4,265 Newfield Exploration Co. (b)................................     145,437
  4,900 Plains Exploration & Product Co. L.P. (b)...................      44,982

Shares                     Security Description                         Value
------- -----------------------------------------------------------  -----------
Common Stocks, continued:
Oil & Gas Exploration, Production and Services, continued:
  4,960 Pogo Producing Co........................................... $   197,159
  9,420 Vintage Petroleum, Inc......................................      93,729
                                                                     -----------
                                                                         597,995
                                                                     -----------
Pharmaceuticals (3.2%):
  3,175 Cephalon, Inc. (b)..........................................     152,877
  2,680 Medicis Pharmaceutical Corp., Class A (b)...................     124,888
  3,870 Priority Healthcare Corp., Class B (b)......................      87,539
                                                                     -----------
                                                                         365,304
                                                                     -----------
Raw Materials (1.0%):
  5,155 Macdermid, Inc..............................................     113,101
                                                                     -----------
Restaurants (4.4%):
  6,845 Applebee's International, Inc...............................     175,507
  3,275 Panera Bread Corp. (b)......................................      90,095
  6,645 Ruby Tuesday, Inc...........................................     123,796
  5,060 Sonic Corp. (b).............................................     113,951
                                                                     -----------
                                                                         503,349
                                                                     -----------
Retail (4.3%):
  4,165 Ann Taylor Stores Corp. (b).................................      80,801
  5,355 Chico's FAS, Inc. (b).......................................      96,765
  3,770 Ethan Allen Interiors, Inc..................................     109,594
  6,250 La-Z-Boy, Inc...............................................     110,937
  3,870 Linens 'n Things, Inc. (b)..................................      89,784
                                                                     -----------
                                                                         487,881
                                                                     -----------
Semiconductors (4.1%):
  7,535 Applied Industrial Technologies, Inc........................     123,498
  5,155 ATMI, Inc. (b)..............................................      96,914
  6,745 Exar Corp. (b)..............................................      84,785
  9,720 Skyworks Solutions, Inc. (b)................................      67,846
  3,870 Varian Semiconductor Equipment Associates, Inc. (b).........      99,652
                                                                     -----------
                                                                         472,695
                                                                     -----------
Shelter (0.8%):
  2,380 MDC Holdings, Inc...........................................      89,345
                                                                     -----------
Technology (0.9%):
  2,480 Kronos, Inc. (b)............................................      98,555
                                                                     -----------
Transportation & Shipping (3.9%):
  4,960 Arkansas Best Corp..........................................     117,551
  3,275 Roadway Express, Inc........................................     101,198
  5,950 Werner Enterprises, Inc.....................................     111,563
  4,960 Yellow Corp. (b)............................................     112,443
                                                                     -----------
                                                                         442,755
                                                                     -----------

                                   Continued

AMERICAN PERFORMANCE FUNDS
Small Cap Equity Fund

                 Schedule of Portfolio Investments, Continued
                               February 28, 2003
                                  (Unaudited)

Shares                    Security Description                         Value
------ -----------------------------------------------------------  -----------
Common Stocks, continued:
Utilities--Electric (1.0%):
11,305 Avista Corp................................................. $   115,424
                                                                    -----------
Utilities--Natural Gas (3.7%):
 5,655 Energen Corp................................................     172,025
 7,735 New Jersey Resources Corp...................................     248,062
                                                                    -----------
                                                                        420,087
                                                                    -----------
  Total Common Stocks                                                11,192,211
                                                                    -----------

Shares                     Security Description                         Value
------- -----------------------------------------------------------  -----------
Investments in Affiliates (1.9%):
Investment Companies (1.9%):
219,533 American Performance Cash Management Fund................... $   219,533
                                                                     -----------
  Total Investments in Affiliates                                        219,533
                                                                     -----------
  Total Investments (Cost $12,215,621) (a)--100.0%                    11,411,744
  Liabilities in excess of other assets--0.0%                             (1,657)
                                                                     -----------
  Net Assets--100.0%                                                 $11,410,087
                                                                     ===========

--------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation as follows:

                Unrealized appreciation............ $   726,503
                Unrealized depreciation............  (1,530,380)
                                                    -----------
                Net unrealized depreciation........ $  (803,877)
                                                    ===========

(b) Represents non-income producing securities.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                         Notes to Financial Statements
                               February 28, 2003
                                  (Unaudited)

1. Organization:

  The American Performance Funds (the "Funds") were organized on October 1, 1987, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end investment company established as a Massachusetts business trust. The Funds presently offer shares of the U.S. Treasury Fund, the Institutional U.S. Treasury Fund, the Cash Management Fund, the Institutional Cash Management Fund, the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund, the Equity Fund, the Growth Equity Fund and the Small Cap Equity Fund (individually referred to as a "Fund" and collectively, "the Funds").

2. Significant Accounting Policies:

  The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     Securities Valuation:

     Investments of the money market funds are valued in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

     Investments in common stocks, commercial paper, corporate bonds, municipal bonds, U.S. Government securities, and U.S. Government agency securities of the variable net asset value funds, are valued at their fair values determined on the latest bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Debt instruments with maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines that this does not result in a fair value. The variable net asset value funds may also use an independent pricing service approved by the Board of Trustees to value certain securities. Such prices reflect fair values which may be established through the use of electronic and matrix techniques. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and fair values of investments are reflected as either unrealized appreciation or depreciation.

     Security Transactions and Related Income:

     Security transactions are accounted for on a trade date basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     Securities Purchased on a When-issued Basis and Delayed Delivery Basis:

     Each Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. Each Fund records the transaction and reflects the value of the security in determining net asset value at the time a Fund makes the commitment to purchase a security on a when-issued basis. Normally, the settlement date occurs within one month of the purchase. No payment is made by a Fund, and no interest accrues to a Fund during the period between purchase and settlement. Each Fund establishes a segregated account in which it maintains cash and marketable securities equal in value to commitments for when-issued securities. Securities purchased on a when-issued basis or delayed delivery basis do not earn income until the settlement date.

                                   Continued

AMERICAN PERFORMANCE FUNDS

                               February 28, 2003
                                  (Unaudited)


     Organization Costs:

     All expenses incurred in connection with the Growth Equity Fund's organization and registration under the 1940 Act and the Securities Act of 1933 were paid by the Fund. Such expenses are amortized over a period of five years commencing with the date of the initial public offering.

     On June 30, 1998 the Funds adopted Statement of Position (SOP) 98-5, "Reporting on the Costs of Start-Up Activities." Under the provisions of SOP 98-5, costs associated with organizing a fund which commences operating subsequent to June 30, 1998, must be expensed as incurred and may not be amortized over future periods.

     Other:

     Expenses that are directly related to a Fund are charged directly to that Fund. Operating expenses of a Fund that are not directly related to a specific Fund are pro-rated to each Fund on the basis of relative net assets or another appropriate method.

     Repurchase Agreements:

     Each Fund may acquire securities from financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers, which the respective investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund's custodian, another qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system.

     Dividends to Shareholders:

     Dividends from net investment income are declared daily and paid monthly for the U.S. Treasury Fund, Institutional U.S. Treasury Fund, Cash Management Fund, Institutional Cash Management Fund, Intermediate Tax-Free Bond Fund, Short-Term Income Fund, Intermediate Bond Fund, and Bond Fund. Dividends from net investment income are declared and paid quarterly for the Balanced Fund, Equity Fund, Growth Equity Fund and Small Cap Equity Fund. Net realized capital gains, if any, are declared and distributed at least annually.

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent distributions from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

     Recent Accounting Pronouncements:

     As required, effective September 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and accreting discounts on debt securities. Prior to September 1, 2001, the Intermediate Bond Fund did not amortize premiums or accrete discounts on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Funds, but resulted in the following change in cost of securities and the corresponding change in net unrealized appreciation and net investment income, based on securities held by the Funds on September 1, 2001.

                                   Continued

AMERICAN PERFORMANCE FUNDS

                               February 28, 2003
                                  (Unaudited)


                           Cost of          Unrealized         Net Investment
   Fund                   Securities Appreciation/Depreciation     Income
   ----                   ---------- ------------------------- --------------
   Intermediate Bond Fund  (73,079)           73,079              (73,079)
   Bond Fund.............  (72,842)           72,842              (72,842)

3. Related Party Transactions:

  Investment Concepts, Inc. ("Investment Concepts"), a separate, wholly-owned subsidiary of Bank of Oklahoma, N.A. ("BOK"), serves as investment adviser to the Funds. Under the terms of the Investment Advisory Agreement, Investment Concepts is entitled to receive fees based on a percentage of the average net assets of each of the Funds based upon the following schedule.

                                                Annual Advisory Fee
                                          (as a percentage of net assets)
                                          -------------------------------
       U.S. Treasury Fund................              0.40%
       Institutional U.S. Treasury Fund..              0.15%
       Cash Management Fund..............              0.40%
       Institutional Cash Management Fund              0.15%
       Intermediate Tax-Free Bond Fund...              0.55%
       Short-Term Income Fund............              0.55%
       Intermediate Bond Fund............              0.55%
       Bond Fund.........................              0.55%
       Balanced Fund.....................              0.74%
       Equity Fund.......................              0.69%
       Growth Equity Fund................              0.69%
       Small Cap Equity Fund.............              0.69%

  BOK also serves the Funds as custodian for which it is paid a fee up to 0.03% of each Fund's average daily net assets.

  BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") are subsidiaries of The BISYS Group, Inc. BISYS Ohio, with whom certain officers of the Funds are affiliated, serves the Funds as administrator. Such officers are paid no fees directly by the Funds for serving as officers of the Funds. For administration services BISYS Ohio is entitled to an annual fee of 0.20% of the average daily net assets of each of the Funds. Under a Sub-Administration Agreement, BISYS Ohio pays BOK a fee of up to 0.05% of each Fund's average daily net assets to perform certain administrative duties for the Funds. The fees paid to BOK by BISYS Ohio for such services come out of BISYS Ohio's fees and are not an additional charge to the Funds. BISYS Ohio also serves the Funds as transfer agent and fund accountant.

  The Funds with the exception of the Institutional U.S. Treasury and Institutional Cash Management Funds have adopted a Distribution and Shareholder Services Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which the Funds are authorized to pay or reimburse BISYS, as distributor, a periodic amount, calculated at an annual rate not to exceed 0.25% of the average daily net asset value of the Funds, and may be used by BISYS to pay banks, including BOK, broker dealers and other institutions. As distributor, BISYS is entitled to receive commissions on sales of shares of the variable net asset value funds. For the six-month period ended February 28, 2003, BISYS received $62,338 from commissions earned on sales of shares of the variable net asset value funds, $58,564 of which was reallowed to affiliated broker/dealers of the Funds.

  From time to time, fees may be reduced or reimbursed in order to assist each of the Funds in maintaining more competitive expense ratios.

                                   Continued

AMERICAN PERFORMANCE FUNDS

                               February 28, 2003
                                  (Unaudited)


4. Purchases and Sales of Securities:

  Purchases and sales of securities (excluding short-term securities) for the six-month period ended February 28, 2003 are as follows:

                                             Purchases      Sales
                                            ------------ -----------
            Intermediate Tax-Free Bond Fund $  8,778,747 $ 2,739,100
            Short-Term Income Fund.........  107,484,886  66,326,685
            Intermediate Bond Fund.........   52,050,675  51,232,126
            Bond Fund......................   41,286,844  48,004,923
            Balanced Fund..................   20,233,123  15,476,708
            Equity Fund....................    9,995,073  20,670,460
            Growth Equity Fund.............   19,084,927  12,766,595
            Small Cap Equity Fund..........    3,328,103     975,303

5. Concentration of Credit Risk:

  The Intermediate Tax-Free Bond Fund invests primarily in debt instruments of municipal issuers. The issuers' ability to meet their obligations may be affected by economic developments in a specific industry sector. The Intermediate Tax-Free Bond Fund had the following concentration by industry sector as of February 28, 2003, (as a percentage of total investments):

                                             Intermediate
                                               Tax-Free
                                              Bond Fund
                                             ------------
                       Airport..............     0.89%
                       Development..........     2.24%
                       Education............     1.30%
                       Facilities...........     4.35%
                       General Obligation...    21.65%
                       Higher Education.....     5.73%
                       Medical..............    10.01%
                       Multi-family Housing.     1.34%
                       Pollution............     2.78%
                       Power................     2.30%
                       School District......    18.93%
                       Single-family Housing     5.35%
                       Student Loan.........     0.63%
                       Transportation.......     2.14%
                       Utilities............    11.84%
                       Water................     8.53%
                                                ------
                                                100.00%
                                                ======

6. Federal Income Taxes:

  It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

                                   Continued

AMERICAN PERFORMANCE FUNDS

                             Financial Highlights

                                                                        U.S. Treasury Fund
                                                 ---------------------------------------------------------------
                                                  Six Months
                                                    Ended                     Year Ended August 31,
                                                 February 28,   ------------------------------------------------
                                                     2003         2002      2001      2000      1999      1998
                                                 ------------   --------  --------  --------  --------  --------
                                                 (Unaudited)
Net Asset Value, Beginning of Period............   $  1.000     $  1.000  $  1.000  $  1.000  $  1.000  $  1.000
                                                   --------     --------  --------  --------  --------  --------
Investment Activities
  Net investment income.........................      0.004        0.013     0.045     0.051     0.042     0.048
                                                   --------     --------  --------  --------  --------  --------
    Total from investment activities............      0.004        0.013     0.045     0.051     0.042     0.048
                                                   --------     --------  --------  --------  --------  --------
Distributions
  Net investment income.........................     (0.004)      (0.013)   (0.045)   (0.051)   (0.042)   (0.048)
                                                   --------     --------  --------  --------  --------  --------
    Total Distributions.........................     (0.004)      (0.013)   (0.045)   (0.051)   (0.042)   (0.048)
                                                   --------     --------  --------  --------  --------  --------
Net Asset Value, End of Period..................   $  1.000     $  1.000  $  1.000  $  1.000  $  1.000  $  1.000
                                                   ========     ========  ========  ========  ========  ========
Total Return....................................       0.36%(a)     1.29%     4.63%     5.20%     4.26%     4.94%

Ratios/Supplemental Data:
  Net Assets at end of period (000).............   $659,177     $611,568  $626,404  $608,410  $394,415  $388,319
  Ratio of expenses to average net assets.......       0.70%(b)     0.70%     0.70%     0.71%     0.71%     0.72%
  Ratio of net investment income to average net
   assets.......................................       0.72%(b)     1.28%     4.51%     5.11%     4.17%     4.83%
  Ratio of expenses to average net assets*......       0.95%(b)     0.95%     0.95%     0.96%     0.96%     0.97%

--------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                             Financial Highlights

                                                              Institutional
                                                            U.S. Treasury Fund
                                                        ----------------------
                                                         Six Months     Period
                                                           Ended        Ended
                                                        February 28,  August 31,
                                                            2003       2002 (a)
                                                        ------------  ----------
                                                        (Unaudited)
Net Asset Value, Beginning of Period...................   $ 1.000      $ 1.000
                                                          -------      -------
Investment Activities
  Net investment income................................     0.006        0.014
                                                          -------      -------
    Total from Investment Activities...................     0.006        0.014
                                                          -------      -------
Distributions
  Net investment income................................    (0.006)      (0.014)
                                                          -------      -------
    Total Distributions................................    (0.006)      (0.014)
                                                          -------      -------
Net Asset Value, End of Period.........................   $ 1.000      $ 1.000
                                                          =======      =======
Total Return...........................................      0.58%(b)     1.37%(b)

Ratios/Supplemental Data:
  Net Assets at end of period (000)....................   $45,902      $53,005
  Ratio of expenses to average net assets..............      0.26%(c)     0.26%(c)
  Ratio of net investment income to average net assets.      1.17%(c)     1.58%(c)
  Ratio of expenses to average net assets*.............      0.52%(c)     0.53%(c)

--------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) For the period October 19, 2001 (commencement of operations) through August 31, 2002.
(b) Not annualized.
(c) Annualized.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                             Financial Highlights

                                                                       Cash Management Fund
                                                 ---------------------------------------------------------------
                                                  Six Months
                                                    Ended                     Year Ended August 31,
                                                 February 28,   ------------------------------------------------
                                                     2003         2002      2001      2000      1999      1998
                                                 ------------   --------  --------  --------  --------  --------
                                                 (Unaudited)
Net Asset Value, Beginning of Period............   $  1.000     $  1.000  $  1.000  $  1.000  $  1.000  $  1.000
                                                   --------     --------  --------  --------  --------  --------
Investment Activities
  Net investment income.........................      0.005        0.017     0.049     0.054     0.045     0.050
                                                   --------     --------  --------  --------  --------  --------
    Total from Investment Activities............      0.005        0.017     0.049     0.054     0.045     0.050
                                                   --------     --------  --------  --------  --------  --------
Distributions
  Net investment income.........................     (0.005)      (0.017)   (0.049)   (0.054)   (0.045)   (0.050)
                                                   --------     --------  --------  --------  --------  --------
    Total Distributions.........................     (0.005)      (0.017)   (0.049)   (0.054)   (0.045)   (0.050)
                                                   --------     --------  --------  --------  --------  --------
Net Asset Value, End of Period..................   $  1.000     $  1.000  $  1.000  $  1.000  $  1.000  $  1.000
                                                   ========     ========  ========  ========  ========  ========
Total Return....................................       0.53%(a)     1.67%     4.99%     5.55%     4.63%     5.14%

Ratios/Supplemental Data:
  Net Assets at end of period (000).............   $797,952     $892,477  $731,152  $647,086  $551,880  $466,571
  Ratio of expenses to average net assets.......       0.55%(b)     0.54%     0.54%     0.55%     0.65%     0.71%
  Ratio of net investment income to average net
   assets.......................................       1.08%(b)     1.64%     4.81%     5.42%     4.53%     5.02%
  Ratio of expenses to average net assets*......       0.95%(b)     0.94%     0.94%     0.95%     0.95%     0.96%

--------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                             Financial Highlights

                                                             Institutional
                                                          Cash Management Fund
                                                          --------------------
                                                                 Period
                                                                 Ended
                                                              February 28,
                                                                2003 (a)
                                                          --------------------
                                                              (Unaudited)
  Net Asset Value, Beginning of Period...................       $  1.000
                                                                --------
  Investment Activities
    Net investment income................................          0.003
                                                                --------
      Total from Investment Activities...................          0.003
                                                                --------
  Distributions
    Net investment income................................         (0.003)
                                                                --------
      Total Distributions................................         (0.003)
                                                                --------
  Net Asset Value, End of Period.........................       $  1.000
                                                                ========
  Total Return...........................................           0.34%(b)

  Ratios/Supplemental Data:
    Net Assets at end of period (000)....................       $137,974
    Ratio of expenses to average net assets..............           0.00%(c)
    Ratio of net investment income to average net assets.           1.26%(c)
    Ratio of expenses to average net assets*.............           0.47%(c)

--------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) For the period November 22, 2002 (commencement of operations) through February 28, 2003.
(b) Not annualized.
(c) Annualized.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                             Financial Highlights

                                                                     Intermediate Tax-Free Bond Fund
                                                        ---------------------------------------------------------
                                                         Six Months
                                                           Ended                 Year Ended August 31,
                                                        February 28,  -------------------------------------------
                                                            2003        2002     2001     2000     1999     1998
                                                        ------------  -------  -------  -------  -------  -------
                                                        (Unaudited)
Net Asset Value, Beginning of Period...................   $ 11.00     $ 10.97  $ 10.56  $ 10.51  $ 10.99  $ 10.78
                                                          -------     -------  -------  -------  -------  -------
Investment Activities
  Net investment income................................      0.21        0.46     0.47     0.47     0.47     0.48
  Net realized/unrealized gains (losses) on investment
   transactions........................................      0.07        0.08     0.42     0.11    (0.44)    0.28
                                                          -------     -------  -------  -------  -------  -------
    Total from Investment Activities...................      0.28        0.54     0.89     0.58     0.03     0.76
                                                          -------     -------  -------  -------  -------  -------
Distributions
  Net investment income................................     (0.21)      (0.46)   (0.47)   (0.47)   (0.47)   (0.48)
  Net realized gains on investment transactions........     (0.02)      (0.05)   (0.01)   (0.06)   (0.04)   (0.07)
                                                          -------     -------  -------  -------  -------  -------
    Total Distributions................................     (0.23)      (0.51)   (0.48)   (0.53)   (0.51)   (0.55)
                                                          -------     -------  -------  -------  -------  -------
Net Asset Value, End of Period.........................   $ 11.05     $ 11.00  $ 10.97  $ 10.56  $ 10.51  $ 10.99
                                                          =======     =======  =======  =======  =======  =======
Total Return (excludes sales charge)...................      2.55%(a)    5.09%    8.57%    5.78%    0.19%    7.28%

Ratios/Supplemental Data:
  Net Assets at end of period (000)....................   $40,044     $34,680  $28,618  $26,902  $30,353  $30,454
  Ratio of expenses to average net assets..............      0.73%(b)    0.76%    0.75%    0.77%    0.75%    0.74%
  Ratio of net investment income to average net
   assets..............................................      3.78%(b)    4.18%    4.37%    4.58%    4.33%    4.44%
  Ratio of expenses to average net assets*.............      1.18%(b)    1.21%    1.20%    1.22%    1.20%    1.19%
  Portfolio turnover...................................      7.62%      10.22%    9.20%    0.00%   11.96%   19.10%

--------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                             Financial Highlights

                                                                    Short-Term Income Fund
                                                 -----------------------------------------------------------
                                                  Six Months
                                                    Ended                   Year Ended August 31,
                                                 February 28,   --------------------------------------------
                                                     2003         2002      2001     2000     1999     1998
                                                 ------------   --------  -------  -------  -------  -------
                                                 (Unaudited)
Net Asset Value, Beginning of Period............   $  10.34     $  10.24  $  9.93  $  9.89  $ 10.12  $  9.92
                                                   --------     --------  -------  -------  -------  -------
Investment Activities
  Net investment income.........................       0.18         0.47     0.60     0.62     0.59     0.62
  Net realized/unrealized gains (losses) on
   investment transactions......................       0.12         0.14     0.31     0.04    (0.23)    0.20
                                                   --------     --------  -------  -------  -------  -------
    Total from Investment Activities............       0.30         0.61     0.91     0.66     0.36     0.82
                                                   --------     --------  -------  -------  -------  -------
Distributions
  Net investment income.........................      (0.19)       (0.47)   (0.60)   (0.62)   (0.59)   (0.62)
  Net realized gains on investment transactions.      (0.03)       (0.04)      --       --       --       --
                                                   --------     --------  -------  -------  -------  -------
    Total Distributions.........................      (0.22)       (0.51)   (0.60)   (0.62)   (0.59)   (0.62)
                                                   --------     --------  -------  -------  -------  -------
Net Asset Value, End of Period..................   $  10.42     $  10.34  $ 10.24  $  9.93  $  9.89  $ 10.12
                                                   ========     ========  =======  =======  =======  =======
Total Return (excludes sales charge)............       2.98%(a)     6.14%    9.37%    6.92%    3.66%    8.47%

Ratios/Supplemental Data:
  Net Assets at end of period (000).............   $175,726     $135,409  $75,458  $61,650  $62,523  $32,390
  Ratio of expenses to average net assets.......       0.52%(b)     0.55%    0.56%    0.57%    0.56%    0.41%
  Ratio of net investment income to average net
   assets.......................................       3.61%(b)     4.79%    5.87%    6.30%    5.85%    6.15%
  Ratio of expenses to average net assets*......       1.15%(b)     1.18%    1.19%    1.21%    1.24%    1.22%
  Portfolio turnover............................      50.47%      103.52%   63.55%   50.34%  109.69%   60.02%

--------
* During the period, certain fees were voluntarily reduced and reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                             Financial Highlights

                                                                     Intermediate Bond Fund
                                                 --------------------------------------------------------------
                                                  Six Months
                                                    Ended                    Year Ended August 31,
                                                 February 28,   -----------------------------------------------
                                                     2003           2002       2001     2000     1999     1998
                                                 ------------   --------     -------  -------  -------  -------
                                                 (Unaudited)
Net Asset Value, Beginning of Period............   $  10.58     $  10.47     $ 10.08  $ 10.08  $ 10.50  $ 10.23
                                                   --------     --------     -------  -------  -------  -------
Investment Activities
  Net investment income.........................       0.21         0.52(a)     0.59     0.60     0.60     0.61
  Net realized/unrealized gains (losses) on
   investment transactions......................       0.22         0.12(a)     0.39       --    (0.42)    0.27
                                                   --------     --------     -------  -------  -------  -------
    Total from Investment Activities............       0.43         0.64        0.98     0.60     0.18     0.88
                                                   --------     --------     -------  -------  -------  -------
Distributions
  Net investment income.........................      (0.22)       (0.53)      (0.59)   (0.60)   (0.60)   (0.61)
  Net realized gains............................      (0.03)          --          --       --       --       --
                                                   --------     --------     -------  -------  -------  -------
    Total Distributions.........................      (0.25)       (0.53)      (0.59)   (0.60)   (0.60)   (0.61)
                                                   --------     --------     -------  -------  -------  -------
Net Asset Value, End of Period..................   $  10.76     $  10.58     $ 10.47  $ 10.08  $ 10.08  $ 10.50
                                                   ========     ========     =======  =======  =======  =======
Total Return (excludes sales charge)............       4.04%(b)     6.24%      10.01%    6.21%    1.73%    8.80%

Ratios/Supplemental Data:
  Net Assets at end of period (000).............   $102,198     $103,208     $96,908  $84,218  $87,132  $85,382
  Ratio of expenses to average net assets.......       0.95%(c)     0.96%       0.95%    0.96%    0.97%    0.95%
  Ratio of net investment income to average net
   assets.......................................       4.04%(c)     4.98%(a)    5.76%    6.04%    5.80%    5.86%
  Ratio of expenses to average net assets*......       1.15%(c)     1.16%       1.15%    1.17%    1.17%    1.15%
  Portfolio turnover............................      55.17%       80.93%      62.71%   34.32%   34.47%   31.98%

--------
* During the period, certain fees were voluntarily reduced and reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.
(a) Without the adoption of the change in amortization method as discussed in
    Note 2 in the Notes to Financial Statements, these amounts would have been:

        Net investment income................................... $0.53
        Net realized/unrealized gains on investment transactions $0.11
        Ratio of net investment income to average net assets....  5.05%

(b) Not annualized.
(c) Annualized.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                             Financial Highlights

                                                                                  Bond Fund
                                                        -------------------------------------------------------------
                                                         Six Months
                                                           Ended                   Year Ended August 31,
                                                        February 28,  -----------------------------------------------
                                                            2003         2002       2001     2000     1999      1998
                                                        ------------  -------     -------  -------  -------   -------
                                                        (Unaudited)
Net Asset Value, Beginning of Period...................   $  9.89     $  9.67     $  9.17  $  9.18  $  9.76   $  9.29
                                                          -------     -------     -------  -------  -------   -------
Investment Activities
  Net investment income................................      0.23        0.50(a)     0.55     0.57     0.57      0.57
  Net realized/unrealized gains (losses) on investment
   transactions........................................      0.22        0.29(a)     0.50    (0.01)   (0.58)     0.47
                                                          -------     -------     -------  -------  -------   -------
    Total from Investment Activities...................      0.45        0.79        1.05     0.56    (0.01)     1.04
                                                          -------     -------     -------  -------  -------   -------
Distributions
  Net investment income................................     (0.23)      (0.50)      (0.55)   (0.57)   (0.57)    (0.57)
  Net realized gains on investment transactions........     (0.10)      (0.07)         --       --       --        --
                                                          -------     -------     -------  -------  -------   -------
    Total Distributions................................     (0.33)      (0.57)      (0.55)   (0.57)   (0.57)    (0.57)
                                                          -------     -------     -------  -------  -------   -------
Net Asset Value, End of Period.........................   $ 10.01     $  9.89     $  9.67  $  9.17  $  9.18   $  9.76
                                                          =======     =======     =======  =======  =======   =======
Total Return (excludes sales charge)...................      4.77%(b)    8.44%      11.79%    6.38%   (0.19)%   11.54%

Ratios/Supplemental Data:
  Net Assets at end of period (000)....................   $67,503     $72,139     $65,462  $56,141  $62,721   $52,706
  Ratio of expenses to average net assets..............      0.96%(c)    0.96%       0.96%    0.97%    0.97%     0.96%
  Ratio of net investment income to average net
   assets..............................................      4.68%(c)    5.19%(a)    5.85%    6.31%    5.95%     6.02%
  Ratio of expenses to average net assets*.............      1.16%(c)    1.16%       1.16%    1.17%    1.17%     1.16%
  Portfolio turnover...................................     63.69%     122.65%      76.59%   27.39%   41.02%    47.80%

--------
* During the period, certain fees were voluntarily reduced and reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.
(a) Without the adoption of the change in amortization method as discussed in
    Note 2 in the Notes to Financial Statements, these amounts would have been:

        Net investment income................................... $0.51
        Net realized/unrealized gains on investment transactions $0.28
        Ratio of net investment income to average net assets....  5.29%

(b) Not annualized.
(c) Annualized.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                             Financial Highlights

                                                                                Balanced Fund
                                                        ------------------------------------------------------------
                                                         Six Months
                                                           Ended                   Year Ended August 31,
                                                        February 28,   ---------------------------------------------
                                                            2003         2002      2001      2000     1999     1998
                                                        ------------   -------   -------   -------  -------  -------
                                                        (Unaudited)
Net Asset Value, Beginning of Period...................   $ 10.77      $ 11.88   $ 13.86   $ 13.62  $ 12.37  $ 13.38
                                                          -------      -------   -------   -------  -------  -------
Investment Activities
  Net investment income................................      0.13         0.28      0.29      0.31     0.34     0.40
  Net realized/unrealized gains (losses) on investment
   transactions........................................     (0.55)       (1.11)    (1.96)     1.37     1.90     0.21
                                                          -------      -------   -------   -------  -------  -------
    Total from Investment Activities...................     (0.42)       (0.83)    (1.67)     1.68     2.24     0.61
                                                          -------      -------   -------   -------  -------  -------
Distributions
  Net investment income................................     (0.13)       (0.28)    (0.31)    (0.31)   (0.34)   (0.34)
  Net realized gains on investment transactions........        --           --        --     (1.13)   (0.65)   (1.28)
                                                          -------      -------   -------   -------  -------  -------
    Total Distributions................................     (0.13)       (0.28)    (0.31)    (1.44)   (0.99)   (1.62)
                                                          -------      -------   -------   -------  -------  -------
Net Asset Value, End of Period.........................   $ 10.22      $ 10.77   $ 11.88   $ 13.86  $ 13.62  $ 12.37
                                                          =======      =======   =======   =======  =======  =======
Total Return (excludes sales charge)...................     (3.93)%(a)   (7.13)%  (12.12)%   13.06%   18.51%    4.55%

Ratios/Supplemental Data:
  Net Assets at end of period (000)....................   $56,481      $54,957   $60,249   $70,636  $56,571  $40,656
  Ratio of expenses to average net assets..............      0.78%(b)     0.77%     0.75%     0.76%    0.67%    0.47%
  Ratio of net investment income to average net
   assets..............................................      2.54%(b)     2.36%     2.39%     2.38%    2.52%    3.02%
  Ratio of expenses to average net assets*.............      1.35%(b)     1.34%     1.32%     1.35%    1.35%    1.34%
  Portfolio turnover...................................     29.98%       65.87%    84.73%   124.49%   99.94%   78.07%

--------
* During the period, certain fees were voluntarily reduced and reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                             Financial Highlights

                                                                            Equity Fund
                                                 ----------------------------------------------------------------
                                                  Six Months
                                                    Ended                     Year Ended August 31,
                                                 February 28,   -------------------------------------------------
                                                     2003         2002       2001      2000      1999      1998
                                                 ------------   -------   --------   --------  --------  --------
                                                 (Unaudited)
Net Asset Value, Beginning of Period............   $  6.49      $ 10.78   $  17.48   $  18.16  $  15.06  $  17.33
                                                   -------      -------   --------   --------  --------  --------
Investment Activities
  Net investment income.........................      0.03         0.07       0.09       0.07      0.06      0.08
  Net realized/unrealized gains (losses) on
   investment transactions......................     (0.63)       (2.39)     (3.13)      2.52      4.06      0.19
                                                   -------      -------   --------   --------  --------  --------
    Total from Investment Activities............     (0.60)       (2.32)     (3.04)      2.59      4.12      0.27
                                                   -------      -------   --------   --------  --------  --------
Distributions
  Net investment income.........................     (0.03)       (0.07)     (0.09)     (0.06)    (0.06)    (0.07)
  Net realized gains on investment
   transactions.................................        --        (1.90)     (3.57)     (3.21)    (0.96)    (2.47)
                                                   -------      -------   --------   --------  --------  --------
    Total Distributions.........................     (0.03)       (1.90)     (3.66)     (3.27)    (1.02)    (2.54)
                                                   -------      -------   --------   --------  --------  --------
Net Asset Value, End of Period..................   $  5.86      $  6.49   $  10.78   $  17.48  $  18.16  $  15.06
                                                   =======      =======   ========   ========  ========  ========
Total Return (excludes sales charge)............     (9.34)%(a)  (24.99)%   (19.60)%    15.70%    27.92%     0.79%

Ratios/Supplemental Data:
  Net Assets at end of period (000).............   $40,840      $56,753   $109,685   $151,163  $183,777  $166,965
  Ratio of expenses to average net assets.......      1.11%(b)     1.08%      1.06%      1.07%     1.08%     1.07%
  Ratio of net investment income to average net
   assets.......................................      0.89%(b)     0.79%      0.76%      0.38%     0.33%     0.44%
  Ratio of expenses to average net assets*......      1.31%(b)     1.27%      1.25%      1.26%     1.27%     1.26%
  Portfolio turnover............................     21.55%       97.98%    124.00%    114.90%   120.70%    72.10%

--------
* During the period, certain fees were voluntarily reduced and reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                             Financial Highlights

                                                                             Growth Equity Fund
                                                    ----------------------------------------------------------------
                                                     Six Months                                               Period
                                                       Ended                Year Ended August 31,             Ended
                                                    February 28,   ---------------------------------------  August 31,
                                                        2003         2002      2001       2000      1999     1998 (a)
                                                    ------------   -------   -------   --------   --------  ----------
                                                    (Unaudited)
Net Asset Value, Beginning of Period...............   $  8.47      $  9.95   $ 16.57   $  15.46   $  11.25   $ 10.00
                                                      -------      -------   -------   --------   --------   -------
Investment Activities
  Net investment income (loss).....................      0.02           --     (0.04)     (0.04)        --      0.02
  Net realized/unrealized gains (losses) on
   investment transactions.........................     (0.84)       (1.48)    (6.17)      3.10       4.67      1.25
                                                      -------      -------   -------   --------   --------   -------
    Total from Investment Activities...............     (0.82)       (1.48)    (6.21)      3.06       4.67      1.27
                                                      -------      -------   -------   --------   --------   -------
Distributions
  Net investment income............................     (0.01)          --        --         --      (0.02)    (0.02)
  Net realized gains on investment transactions....        --           --     (0.41)     (1.95)     (0.44)       --
                                                      -------      -------   -------   --------   --------   -------
    Total Distributions............................     (0.01)          --     (0.41)     (1.95)     (0.46)    (0.02)
                                                      -------      -------   -------   --------   --------   -------
Net Asset Value, End of Period.....................   $  7.64      $  8.47   $  9.95   $  16.57   $  15.46   $ 11.25
                                                      =======      =======   =======   ========   ========   =======
Total Return (excludes sales charge)...............     (9.66)%(b)  (14.83)%  (38.04)%    20.45%     42.19%    12.69%(b)

Ratios/Supplemental Data:
  Net Assets at end of period (000)................   $76,671      $76,585   $89,439   $175,449   $135,376   $78,677
  Ratio of expenses to average net assets..........      1.09%(c)     1.08%     1.07%      1.07%      1.09%     1.12%(c)
  Ratio of net investment income (loss) to average
   net assets......................................      0.46%(c)     0.03%    (0.27)%    (0.23)%     0.01%     0.24%(c)
  Ratio of expenses to average net assets*.........      1.28%(c)     1.27%     1.26%      1.28%      1.28%     1.31%(c)
  Portfolio turnover...............................     17.09%       42.81%    70.46%    124.30%    124.80%    36.08%

--------
* During the period, certain fees were voluntarily reduced and reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period November 3, 1997 (commencement of operations) through August 31, 1998.
(b) Not annualized.
(c) Annualized.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

                             Financial Highlights

                                                                         Small Cap Equity Fund
                                                        ----------------------------------------------------
                                                         Six Months                                   Period
                                                           Ended          Year Ended August 31,       Ended
                                                        February 28,   ---------------------------  August 31,
                                                            2003         2002      2001      2000    1999 (a)
                                                        ------------   -------   -------   -------  ----------
                                                        (Unaudited)
Net Asset Value, Beginning of Period...................   $ 10.61      $ 12.11   $ 12.54   $ 10.47    $10.00
                                                          -------      -------   -------   -------    ------
Investment Activities
  Net investment income................................      0.02         0.01      0.02      0.03      0.02
  Net realized/unrealized gains (losses) on investment
   transactions........................................     (0.93)       (1.18)    (0.36)     2.21      0.46
                                                          -------      -------   -------   -------    ------
    Total from Investment Activities...................     (0.91)       (1.17)    (0.34)     2.24      0.48
                                                          -------      -------   -------   -------    ------
Distributions
  Net investment income................................     (0.02)       (0.01)    (0.03)    (0.04)    (0.01)
  Net realized gains on investment transactions........        --        (0.32)    (0.06)    (0.13)       --
                                                          -------      -------   -------   -------    ------
    Total Distributions................................     (0.02)       (0.33)    (0.09)    (0.17)    (0.01)
                                                          -------      -------   -------   -------    ------
Net Asset Value, End of Period.........................   $  9.68      $ 10.61   $ 12.11   $ 12.54    $10.47
                                                          =======      =======   =======   =======    ======
Total Return (excludes sales charge)...................     (8.60)%(b)   (9.87)%   (2.69)%   21.60%     4.77%(b)

Ratios/Supplemental Data:
  Net Assets at end of period (000)....................   $11,410      $10,314   $ 7,454   $ 8,042    $7,390
  Ratio of expenses to average net assets..............      0.72%(c)     0.71%     0.66%     0.52%     0.70%(c)
  Ratio of net investment income to average net assets.      0.29%(c)     0.13%     0.18%     0.28%     0.37%(c)
  Ratio of expenses to average net assets*.............      1.38%(c)     1.45%     1.40%     1.47%     1.63%(c)
  Portfolio turnover...................................      8.96%       68.42%   118.56%   164.17%    74.58%

--------
* During the period, certain fees were voluntarily reduced and reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period February 17, 1999 (commencement of operations) through August 31, 1999.
(b) Not annualized.
(c) Annualized.

                      See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

             Investment Adviser

             Investment Concepts, Inc.
             Bank Oklahoma Tower
             Tulsa, Oklahoma 74103

             Administrator & Distributor

             BISYS Fund Services
             3435 Stelzer Road
             Columbus, Ohio 43219

             Legal Counsel

             Ropes & Gray
             One Franklin Square
             1301 K Street N.W.
             Washington, DC 20005

             Auditors

             KPMG LLP
             191 West Nationwide Blvd.
             Suite 500
             Columbus, Ohio 43215


             Semiann-04/03